UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    ________


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

                    DATE OF REPORTING PERIOD: MARCH 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                                 CNI CHARTER FUNDS(SM) [LOGO](R)

                                [GRAPHIC OMITTED]

                         March 31, 2008

2008 SEMI-ANNUAL REPORT

     Large Cap Value Equity Fund

     Large Cap Growth Equity Fund

     RCB Small Cap Value Fund

     Multi-Asset Fund

     Corporate Bond Fund

     Government Bond Fund

     California Tax Exempt Bond Fund

     High Yield Bond Fund

     Prime Money Market Fund

     Government Money Market Fund

     California Tax Exempt Money Market Fund

                                [GRAPHIC OMITTED]

This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds. This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

                                            CNI Charter Funds Semi-Annual Report

                 2   Letter to Our Shareholders

                 4   Equity Funds Investment Adviser's Report

                 5   Fixed Income Funds Investment Adviser's Report

                 6   Schedules of Investments

                48   Statements of Assets & Liabilities

                51   Statements of Operations

                54   Statements of Changes in Net Assets

                58   Financial Highlights

                61   Notes to Financial Statements

                68   Disclosure of Fund Expenses

                70   Approval of Investment Advisory Agreements

--------------------------------------------------------------------------------

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.The most current Form N-Q is also available on the Funds' website at www.cnicharterfunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds' website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.


                           CNI CHARTER FUNDS | PAGE 1
letter to our shareholders
MARCH 31, 2008
--------------------------------------------------------------------------------

We are pleased to provide you with the CNI Charter Funds Semi-Annual Report for the six months ended March 31, 2008, a period in which a slowdown in U.S. economic growth negatively affected both domestic and international equity markets. Most fixed income investors enjoyed positive gains, however, as the Federal Reserve lowered short-term interest rates.

The underlying investment philosophy of CNI Charter Funds is to pursue the long-term goals and objectives specified for each of the Funds without being swayed by short-term trends and fads. All Funds are managed with an active yet disciplined style that seeks to achieve competitive rates of return consistent with their respective, prescribed risk parameters. City National Asset Management, Inc., as Investment Manager to the Funds, utilizes in-depth research that takes advantage of the most advanced investment technology, fundamental valuation, and quantitative tools to determine the most attractive sectors and securities within each Fund's area of concentration. This approach has served shareholders well overall during the complex economic, financial, and geopolitical environment we encountered in the six months ended March 31, 2008.

The six months ended March 31, 2008 produced negative returns in most equity markets, both domestically and internationally. Fixed income securities, as measured by the Lehman Brothers Aggregate Bond Index showed healthy, albeit single digit, gains for the period overall. This was not evident across all fixed income sectors as the more risky "high yield" securities lost ground as well.

--------------------------------------------------------------------------------
Six-Month                                                        October 2007 -
Index Watch:                                                     March 2008

EQUITIES:
S&P 500 Stock Index ................................................     - 12.5%
Dow Jones Industrials ..............................................     - 10.6%
NASDAQ .............................................................     - 15.3%
Russell 2000 Value Index ...........................................     - 13.3%
MSCI EAFE Index ....................................................     - 10.5%

BONDS:
Lehman Brothers Aggregate Bond Index: ..............................      + 5.1%
Citigroup High Yield Market Index ..................................      - 4.2%
--------------------------------------------------------------------------------

The economic landscape continued to deteriorate over this time period, with many economists fearing the U.S. actually entered a recession. The consensus for real economic growth this calendar year is forecast to be 1.4%, with most of that growth occurring in the second half of the year. Corporate profit growth is expected to be negative this year (-2.7%) but return to a positive 5.2% during 2009. Inflation has remained relatively high but is expected to slow to a 2% rate by the fourth quarter of this year.

The Federal Open Market Committee continued to lower rates during the past six months (currently at 2.0%) in order to stimulate growth and increase liquidity.

The U.S. Treasury yield curve (i.e., the curve of yields of Treasury Securities with differing maturity dates) steepened over this time period due to the Fed's aggressive easing. The-3 month T-bill dropped 250 basis points over this period while the 10-year bond dropped a little over 110 basis points. As of March 31, the 3-month T-bill yielded 1.3% and the 10-year bond yielded 3.4%. Most expect this spread between the 3-month and 10-year bond to remain unchanged during the remainder of 2008.

The U.S. Dollar continued to post losses versus the Euro and Yen but gained against the Pound Sterling over this past six months. The Dollar should appreciate later this year, however, as economic growth in the U.S. stabilizes and foreign economies face the prospect of slower growth.

CNI CHARTER FUND PERFORMANCE AND HIGHLIGHTS

(ALL RETURNS LISTED REFER TO INSTITUTIONAL CLASS SHARES)

By adhering to our basic investment discipline and maintaining the appropriate amount of risk control in the various portfolios, the Funds continue to provide returns that are competitive in their respective investment arenas.

Returns for three of the four bond-oriented Funds were positive. The CORPORATE BOND FUND returned 3.7%,


                           CNI CHARTER FUNDS | PAGE 2

--------------------------------------------------------------------------------
the GOVERNMENT BOND FUND returned 4.4%, and the CALIFORNIA TAX EXEMPT BOND FUND gained 1.7%. The HIGH YIELD BOND FUND lost 4.1% during the six-month period.

All of the equity-oriented Funds lost ground during the six-month period as one would expect given the negative economic environment. The LARGE CAP VALUE EQUITY FUND fell 14.0%, the LARGE CAP GROWTH EQUITY FUND lost 8.3%, and the RCB SMALL CAP VALUE FUND lost 24.8%.

Lastly, all three Money Market Funds steered clear of liquidity and credit concerns to turn in competitive yields for the six months ending March 31, 2008. The PRIME MONEY MARKET FUND gained 1.9%, the GOVERNMENT MONEY MARKET FUND gained 1.8% and the CALIFORNIA TAX EXEMPT MONEY MARKET FUND rose 1.1%.

The following pages contain important information and details on the assets and financial condition of the Funds. Please read them carefully and if you have any questions about this report or CNI Charter Funds, please call your investment professional or contact us at (888) 889-0799.

Thank you for choosing CNI Charter Funds.

  Sincerely,

  /s/ Richard A. Weiss

  Richard A. Weiss
  PRESIDENT
  CITY NATIONAL ASSET MANAGEMENT, INC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CERTAIN SHAREHOLDERS MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX (AMT). FEDERAL INCOME TAX RULES APPLY TO ANY CAPITAL GAIN DISTRIBUTIONS.

FUND EXPENSES HAVE BEEN WAIVED DURING THE PERIOD ON WHICH THE PERFORMANCE IS BASED. WITHOUT WAIVERS, PERFORMANCE WOULD BE LOWER.

THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTING IN MUTUAL FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. IN ADDITIONAL TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
              *NOT FDIC INSURED *NO BANK GUARANTEE *MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  INTRODUCING THE CNI CHARTER MULTI-ASSET FUND
--------------------------------------------------------------------------------
High market volatility makes many investors turn to cash. But by doing so, they often miss out on market opportunity. Now the CNI Charter Multi-Asset Fund (which commenced operations on 10/1/07) offers a way to potentially lessen the impact of market downturns and "stay in the game."

Designed for investors who seek limited downside risk and positive returns over the long term, this fund offers distinct advantages:

      o     ACTIVE RISK CONTROL
      o     EXCEPTIONAL DIVERSIFICATION
      o     REFINED ASSET ALLOCATION
      o     PROFESSIONAL MANAGEMENT
      o     LIQUIDITY

   ...all wrapped up in the convenience of a single fund.
   For more information about the Multi-Asset Fund or other CNI Charter Funds visit www.cnicharterfunds.com.

--------------------------------------------------------------------------------


                           CNI CHARTER FUNDS | PAGE 3
investment adviser's report
MARCH 31, 2008
--------------------------------------------------------------------------------

EQUITY FUNDS

The equity market, as measured by the S&P 500, fell 12.5% over the six months ending March 31, 2008. The market reached an all time high in early September 2007, returning to price levels not seen in over seven and a half years. That was the high point of the period as prices proceeded to fall due to concerns over the mortgage and housing market as well as the effects of a slowing economy. During this time period, growth indices generally outperformed value indices, on a relative basis, with the S&P 500/Citigroup Growth Index down 11.1% and the S&P 500/Citigroup Value Index down 13.8%.

All of the CNI Charter Equity Funds lost ground in this negative environment, but most remained competitive relative to their investment and competitive benchmarks.

ALL RETURNS FOR CNI CHARTER FUNDS STATED BELOW ARE FOR INSTITUTIONAL CLASS
SHARES:

      o The LARGE CAP GROWTH EQUITY FUND fell 8.3%. This performance beat both the S&P 500/Citigroup Growth Index return of -11.1% and the Lipper Large Cap Growth Funds Classification return of -11.7%.

      o The LARGE CAP VALUE EQUITY FUND lost 14.0%. This performance slightly lagged behind the S&P 500/Citigroup Value Index return of -13.8% and the Lipper Large Cap Value Funds Classification return of -13.7%.

      o The RCB SMALL CAP VALUE FUND tumbled 24.8%. This performance trailed the Russell 2000 Value Index and the Lipper Small Cap Value Funds Classification, each of which returned -13.3% over this six-month period.

LOOKING FORWARD

The economy is expected to contract until the middle of the year. The Federal Reserve has lowered short-term rates over the past six months to address both the economic growth and credit/liquidity concerns. This monetary easing has most economists believing that the level of economic activity will start to increase over the second half of 2008. Earnings have been negatively affected by Financial and Consumer Discretionary stocks, but remain positive outside of those sectors. Earnings yields on equities remain attractive relative to fixed income securities and suggest that equities provide a buying opportunity at these price levels. Still, caution remains in the marketplace as equity investors continue to monitor corporate earnings and look for additional signs that better times lay ahead for the equity market.

The CNI Charter Equity Funds continue to provide a disciplined investment approach with the constant goal of achieving superior investment results.

Sincerely,

/s/ Brian L. Garbe

Brian L. Garbe
DIRECTOR OF RESEARCH
CITY NATIONAL ASSET MANAGEMENT, INC.

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


                           CNI CHARTER FUNDS | PAGE 4
investment adviser's report
MARCH 31, 2008
--------------------------------------------------------------------------------

FIXED INCOME FUNDS

The credit markets were front and center during the first quarter of 2008 as the problems which began with sub-prime mortgages continued to spread. Concerns mounted about worldwide structural liquidity and the Federal Reserve Board had its hands full on a number of fronts. Each Fixed Income fund in the CNI Charter Fund family was appropriately positioned and we have weathered the credit and liquidity crunch reasonably well thus far. However, the stresses that have appeared in the credit markets have not been resolved, and we would not be surprised to see additional crisis situations in the months ahead.

On the monetary front, the Federal Open Market Committee (FOMC) lowered the bank borrowing rate (Fed Funds Rate) by 2% in the first quarter in an effort to stimulate the economy. The Fed also established a "Primary Dealer Credit Facility" that allows non-bank/primary dealers to borrow directly from the Fed at the discount rate (currently 2.5%) in order to bolster liquidity in the financial system. Federal regulators also have allowed the Government Sponsored Enterprises (GSE) and Federal Home Loan Bank to add more mortgages to their portfolios in order to mitigate counterparty risk and provide further liquidity for mortgage securities. Various proposals aimed at helping homeowners facing default are currently being discussed in Washington D.C..

STRATEGIES OUTLOOK FOR BOND FUNDS

U.S. government securities benefited from strong demand in the first quarter, while corporate bonds were hurt as investor anxiety produced higher risk premiums, wider yield spreads and general under-performance for this sector. While our bond funds were of course affected by the intense market volatility, the disciplined investment process and active risk management of the CNI Charter Funds helped us steer clear of problems that damaged other fund families. We responded to mounting inflationary pressures and the steepening yield curve by reducing our average maturities modestly. We also anticipate corporate spreads to narrow and corporate bonds to perform better for most of the credit crunch is behind us.

Strategically, in the CORPORATE BOND FUND, we continue to avoid lower quality credits and those companies highly levered to the consumer given our concern of the weakness in the economy. We are maintaining a higher average quality posture than the Lehman Intermediate Corporate Index in this environment.

The GOVERNMENT BOND FUND continues to benefit from attractive yields offered by agency securities compared with yields of U.S. Treasuries. We are utilizing U.S. Government Agency issue mortgages to capture higher yields without taking on credit risk.

The CALIFORNIA TAX EXEMPT BOND FUND maintains a slightly longer maturity profile than its benchmark while keeping credit quality high. This positioning should continue to benefit the Fund by protecting investors from reinvestment risk while also positioning it for a steeper yield curve by reducing maturities outside of 10 years.

In this slow growth environment, the HIGH YIELD BOND FUND has come under pressure with the credit crunch and risk premiums in the market. Going forward, this strategy should benefit when yield spreads narrow as most of the credit crisis is behind us. This Fund retains its strategic posture of excellent sector allocation as well as a quality bias versus its competitors.

STRATEGIC OUTLOOK FOR MONEY MARKET FUNDS

Our outlook for our investment grade strategies is to be diligent in risk management and position for a steepening yield curve as the economy remains soft and inflation remains a concern going forward.

Sincerely,

/s/ Rodney J. Olea

Rodney J. Olea
DIRECTOR OF FIXED INCOME
CITY NATIONAL ASSET MANAGEMENT, INC.

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


                           CNI CHARTER FUNDS | PAGE 5
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND

SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                                26.5%
Industrials                                                               12.3%
Consumer Staples                                                          12.2%
Healthcare                                                                11.0%
Utilities                                                                  8.9%
Telecommunication Services                                                 6.8%
Consumer Discretionary                                                     6.3%
Information Technology                                                     4.4%
Energy                                                                     4.2%
Materials                                                                  3.9%
Short-Term Investments                                                     3.5%

*    Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [97.6%]
   AEROSPACE & DEFENSE [4.6%]
   Goodrich                                               16,400    $       943
   Lockheed Martin                                        13,000          1,291
   Northrop Grumman                                       17,000          1,323
   Raytheon                                               25,200          1,628
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                              5,185
   =============================================================================

   AIR FREIGHT & LOGISTICS [0.8%]
   FedEx                                                   9,600            890
   =============================================================================

   AUTO COMPONENTS [0.2%]
   Johnson Controls                                        7,900            267
   =============================================================================

   BEVERAGES [3.2%]
   Coca-Cola                                              29,600          1,802
   Coca-Cola Enterprises                                  20,000            484
   Molson Coors Brewing, Cl B                             15,400            809
   Pepsi Bottling Group                                   15,000            509
   -----------------------------------------------------------------------------

   TOTAL BEVERAGES                                                        3,604
   =============================================================================

   BUILDING PRODUCTS [0.3%]
   Masco                                                  16,500            327
   =============================================================================

   CAPITAL MARKETS [3.8%]
   Bank of New York Mellon                                 6,500            271
   Goldman Sachs Group                                    11,200          1,852
   Morgan Stanley                                         27,000          1,234
   State Street                                           11,200            885
   -----------------------------------------------------------------------------

   TOTAL CAPITAL MARKETS                                                  4,242
   =============================================================================

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   CHEMICALS [2.4%]
   Dow Chemical                                           36,000    $     1,327
   PPG Industries                                         14,000            847
   Rohm & Haas                                             8,600            465
   -----------------------------------------------------------------------------

   TOTAL CHEMICALS                                                        2,639
   =============================================================================

   COMMERCIAL BANKS [6.3%]
   BB&T                                                   14,500            465
   Keycorp                                                10,400            228
   PNC Financial Services Group                           14,300            938
   SunTrust Banks                                         12,400            684
   US Bancorp                                             48,000          1,553
   Wachovia                                               26,400            713
   Wells Fargo                                            84,960          2,472
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL BANKS                                                 7,053
   =============================================================================

   COMMUNICATIONS EQUIPMENT [0.6%]
   Corning                                                27,200            654
   =============================================================================

   COMPUTERS & PERIPHERALS [1.1%]
   Hewlett-Packard                                        27,700          1,265
   =============================================================================

   CONTAINERS & PACKAGING [0.5%]
   Ball                                                   11,400            524
   =============================================================================

   DIVERSIFIED FINANCIAL SERVICES [6.6%]
   Bank of America                                        75,896          2,877
   Citigroup                                              42,786            917
   JPMorgan Chase                                         83,200          3,573
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED FINANCIAL SERVICES                                   7,367
   =============================================================================

   DIVERSIFIED TELECOMMUNICATION SERVICES [6.8%]
   AT&T                                                  119,417          4,574
   Verizon Communications                                 83,509          3,044
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED TELECOMMUNICATION
     SERVICES                                                             7,618
   =============================================================================

   ELECTRIC UTILITIES [4.7%]
   Duke Energy                                            22,000            393
   Edison International                                   26,500          1,299
   Entergy                                                12,200          1,331
   FPL Group                                              17,300          1,085
   PPL                                                    24,100          1,107
   -----------------------------------------------------------------------------

   TOTAL ELECTRIC UTILITIES                                               5,215
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 6
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   FOOD & STAPLES RETAILING [4.6%]
   Costco Wholesale                                        8,700    $       565
   Kroger                                                 40,300          1,024
   Safeway                                                31,600            927
   Supervalu                                              25,100            753
   Wal-Mart Stores                                        35,500          1,870
   -----------------------------------------------------------------------------

   TOTAL FOOD & STAPLES RETAILING                                         5,139
   =============================================================================

   FOOD PRODUCTS [2.5%]
   Archer-Daniels-Midland                                 22,400            922
   ConAgra Foods                                          20,000            479
   General Mills                                          13,200            791
   Sara Lee                                               42,500            594
   -----------------------------------------------------------------------------

   TOTAL FOOD PRODUCTS                                                    2,786
   =============================================================================

   HEALTH CARE EQUIPMENT & SUPPLIES [1.0%]
   Baxter International                                   19,400          1,122
   =============================================================================

   HEALTH CARE PROVIDERS & SERVICES [4.1%]
   Aetna                                                  27,600          1,161
   AmerisourceBergen, Cl A                                15,800            647
   Cigna                                                  20,500            832
   McKesson                                               23,600          1,236
   UnitedHealth Group                                     11,200            385
   WellPoint*                                              7,200            318
   -----------------------------------------------------------------------------

   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 4,579
   =============================================================================

   HOUSEHOLD DURABLES [0.7%]
   Whirlpool                                               8,700            755
   =============================================================================

   HOUSEHOLD PRODUCTS [2.0%]
   Procter & Gamble                                       31,500          2,207
   =============================================================================

   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS [1.1%]
   Constellation Energy Group                             13,400          1,183
   =============================================================================

   INDUSTRIAL CONGLOMERATES [2.7%]
   General Electric                                       47,500          1,758
   Tyco International                                     27,600          1,216
   -----------------------------------------------------------------------------

   TOTAL INDUSTRIAL CONGLOMERATES                                         2,974
   =============================================================================

   INSURANCE [9.5%]
   ACE                                                    24,600          1,355
   Aflac                                                   9,600            624

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   American International Group                           36,400    $     1,574
   Assurant                                                9,600            584
   Chubb                                                  27,100          1,341
   Hartford Financial Services Group                      12,300            932
   MetLife                                                17,100          1,030
   Prudential Financial                                   15,300          1,197
   Travelers                                              27,000          1,292
   Unum Group                                             31,000            682
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                       10,611
   =============================================================================

   IT SERVICES [0.6%]
   Electronic Data Systems                                38,200            636
   =============================================================================

   LIFE SCIENCES TOOLS & SERVICES [0.9%]
   PerkinElmer                                            42,900          1,040
   =============================================================================

   MACHINERY [1.3%]
   Caterpillar                                            10,600            830
   Eaton                                                   8,400            669
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                        1,499
   =============================================================================

   MEDIA [3.5%]
   CBS, Cl B                                              38,750            856
   Comcast, Cl A                                          36,200            700
   Time Warner                                            83,800          1,175
   Walt Disney                                            35,900          1,126
   -----------------------------------------------------------------------------

   TOTAL MEDIA                                                            3,857
   =============================================================================

   MULTILINE RETAIL [1.0%]
   Macy's                                                 12,400            286
   Target                                                 15,500            785
   -----------------------------------------------------------------------------

   TOTAL MULTILINE RETAIL                                                 1,071
   =============================================================================

   MULTI-UTILITIES [3.2%]
   Dominion Resources                                     16,200            661
   PG&E                                                   19,600            722
   Public Service Enterprise Group                        27,000          1,085
   Sempra Energy                                          20,700          1,103
   -----------------------------------------------------------------------------

   TOTAL MULTI-UTILITIES                                                  3,571
   =============================================================================

   OFFICE ELECTRONICS [0.2%]
   Xerox                                                  12,500            187
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 7
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONCLUDED)

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   OIL, GAS & CONSUMABLE FUELS [4.2%]
   Chevron                                                20,240    $     1,728
   ConocoPhillips                                         16,080          1,225
   Occidental Petroleum                                   24,400          1,785
   -----------------------------------------------------------------------------

   TOTAL OIL, GAS & CONSUMABLE FUELS                                      4,738
   =============================================================================

   PAPER & FOREST PRODUCTS [1.1%]
   International Paper                                    24,500            667
   MeadWestvaco                                           20,400            555
   -----------------------------------------------------------------------------

   TOTAL PAPER & FOREST PRODUCTS                                          1,222
   =============================================================================

   PHARMACEUTICALS [5.1%]
   Abbott Laboratories                                    14,200            783
   Bristol-Myers Squibb                                   66,000          1,406
   Merck                                                  22,000            835
   Pfizer                                                 95,500          1,999
   Wyeth                                                  15,500            647
   -----------------------------------------------------------------------------

   TOTAL PHARMACEUTICALS                                                  5,670
   =============================================================================

   REAL ESTATE INVESTMENT TRUSTS [0.6%]
   Host Hotels & Resorts                                  41,000            653
   =============================================================================

   ROAD & RAIL [2.7%]
   CSX                                                    31,400          1,761
   Norfolk Southern                                       12,600            684
   Union Pacific                                           4,300            539
   -----------------------------------------------------------------------------

   TOTAL ROAD & RAIL                                                      2,984
   =============================================================================

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [1.1%]
   Applied Materials                                      26,500            517
   Texas Instruments                                      24,000            679
   -----------------------------------------------------------------------------

   TOTAL SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT                                                            1,196
   =============================================================================

   SOFTWARE [1.0%]
   Microsoft                                              37,500          1,064
   =============================================================================

   SPECIALTY RETAIL [0.8%]
   Best Buy                                               12,200            506
   Sherwin-Williams                                        8,200            418
   -----------------------------------------------------------------------------

   TOTAL SPECIALTY RETAIL                                                   924
   =============================================================================

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   TEXTILES, APPAREL & LUXURY GOODS [0.2%]
   Jones Apparel Group                                    20,300    $       272
   =============================================================================

       TOTAL COMMON STOCK
         (Cost $103,048)                                                108,790
       =========================================================================

CASH EQUIVALENTS [3.6%]
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 3.140%**                                    2,085,213          2,085
   Goldman Sachs Financial
     Square Funds - Government
     Fund, 2.640%**                                    1,886,223          1,887
   -----------------------------------------------------------------------------

       TOTAL CASH EQUIVALENTS
         (Cost $3,972)                                                    3,972
       =========================================================================

       TOTAL INVESTMENTS [101.2%]
         (Cost $107,020)                                            $   112,762
       =========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $111,454 ($ THOUSANDS).

* NON-INCOME PRODUCING SECURITY.

** THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

CL -- CLASS



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 8
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND

SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Energy                                                                     22.3%
Information Technology                                                     21.4%
Healthcare                                                                 16.6%
Consumer Staples                                                           13.8%
Industrials                                                                 7.1%
Financials                                                                  6.6%
Consumer Discretionary                                                      5.8%
Materials                                                                   2.9%
Utilities                                                                   2.7%
Short-Term Investments                                                      0.8%

*     Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [97.7%]
   AEROSPACE & DEFENSE [3.1%]
   Boeing                                                  6,000    $       446
   L-3 Communications Holdings                             3,000            328
   Lockheed Martin                                         4,100            407
   Precision Castparts                                     3,600            368
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                              1,549
   =============================================================================

   BEVERAGES [3.0%]
   Coca-Cola                                               7,600            463
   PepsiCo                                                14,500          1,047
   -----------------------------------------------------------------------------

   TOTAL BEVERAGES                                                        1,510
   =============================================================================

   BIOTECHNOLOGY [5.0%]
   Biogen Idec*                                            7,000            432
   Genentech*                                              5,800            471
   Genzyme-General Division*                               6,500            484
   Gilead Sciences*                                       22,100          1,139
   -----------------------------------------------------------------------------

   TOTAL BIOTECHNOLOGY                                                    2,526
   =============================================================================

   CAPITAL MARKETS [2.7%]
   Franklin Resources                                      4,500            437
   Goldman Sachs Group                                     3,400            562
   T Rowe Price Group                                      7,000            350
   -----------------------------------------------------------------------------

   TOTAL CAPITAL MARKETS                                                  1,349
   =============================================================================

   CHEMICALS [1.0%]
   Hercules                                               11,400            209
   Monsanto                                                2,700            301
   -----------------------------------------------------------------------------

   TOTAL CHEMICALS                                                          510
   =============================================================================

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   COMMERCIAL BANKS [0.2%]
   Synovus Financial                                       8,300    $        92
   =============================================================================

   COMMERCIAL SERVICES & SUPPLIES [1.0%]
   Robert Half International                              12,400            319
   RR Donnelley & Sons                                     6,300            191
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL SERVICES & SUPPLIES                                     510
   =============================================================================

   COMMUNICATIONS EQUIPMENT [2.1%]
   Qualcomm                                               25,500          1,045
   =============================================================================

   COMPUTERS & PERIPHERALS [4.5%]
   Apple*                                                  6,375            915
   Hewlett-Packard                                         3,823            175
   IBM                                                    10,200          1,174
   -----------------------------------------------------------------------------

   TOTAL COMPUTERS & PERIPHERALS                                          2,264
   =============================================================================

   DIVERSIFIED FINANCIAL SERVICES [1.1%]
   CME Group, Cl A                                         1,200            563
   =============================================================================

   ELECTRIC UTILITIES [1.2%]
   Edison International                                   12,300            603
   =============================================================================

   ENERGY EQUIPMENT & SERVICES [8.3%]
   Baker Hughes                                            4,500            308
   BJ Services                                            11,300            322
   ENSCO International                                    10,300            645
   National Oilwell Varco*                                 6,100            356
   Noble                                                  15,100            750
   Schlumberger                                           11,300            983
   Smith International                                     6,200            398
   Transocean                                              3,428            464
   -----------------------------------------------------------------------------

   TOTAL ENERGY EQUIPMENT & SERVICES                                      4,226
   =============================================================================

   FOOD & STAPLES RETAILING [3.8%]
   Sysco                                                  16,100            467
   Wal-Mart Stores                                        27,575          1,453
   -----------------------------------------------------------------------------

   TOTAL FOOD & STAPLES RETAILING                                         1,920
   =============================================================================

   FOOD PRODUCTS [2.8%]
   Campbell Soup                                           9,700            329
   General Mills                                           4,300            258
   Kellogg                                                16,200            851
   -----------------------------------------------------------------------------

   TOTAL FOOD PRODUCTS                                                    1,438
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 9
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONTINUED)

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   HEALTH CARE EQUIPMENT & SUPPLIES [3.0%]
   Bard (C.R.)                                             3,200    $       308
   Stryker                                                12,800            833
   Zimmer Holdings*                                        4,900            382
   -----------------------------------------------------------------------------

   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 1,523
   =============================================================================

   HEALTH CARE PROVIDERS & SERVICES [2.2%]
   Cardinal Health                                         4,600            242
   McKesson                                                4,300            225
   UnitedHealth Group                                     18,700            642
   -----------------------------------------------------------------------------

   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 1,109
   =============================================================================

   HEALTH CARE TECHNOLOGY [0.4%]
   Cerner*                                                 4,900            183
   =============================================================================

   HOTELS, RESTAURANTS & LEISURE [0.1%]
   Starbucks*                                              4,400             77
   =============================================================================

   HOUSEHOLD PRODUCTS [4.0%]
   Colgate-Palmolive                                      10,400            810
   Procter & Gamble                                       17,202          1,206
   -----------------------------------------------------------------------------

   TOTAL HOUSEHOLD PRODUCTS                                               2,016
   =============================================================================

   INDEPENDENT POWER PRODUCERS &
      ENERGY TRADERS [1.5%]
   AES*                                                   15,000            250
   Constellation Energy Group                              5,600            494
   -----------------------------------------------------------------------------

   TOTAL INDEPENDENT POWER
      PRODUCERS & ENERGY TRADERS                                            744
   =============================================================================

   INSURANCE [2.0%]
   Aflac                                                   6,600            429
   American International Group                           14,000            605
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        1,034
   =============================================================================

   INTERNET & CATALOG RETAIL [0.6%]
   Amazon.Com*                                             4,400            314
   =============================================================================

   INTERNET SOFTWARE & SERVICES [4.1%]
   eBay*                                                  21,175            632
   Google, Cl A*                                           2,300          1,013
   Yahoo!*                                                15,000            434
   -----------------------------------------------------------------------------

   TOTAL INTERNET SOFTWARE & SERVICES                                     2,079
   =============================================================================

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------

   MACHINERY [2.9%]
   Caterpillar                                            10,700    $       838
   Danaher                                                 4,100            312
   Manitowoc                                               7,900            322
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                        1,472
   =============================================================================

   MEDIA [2.1%]
   Comcast, Cl A                                          18,150            351
   DIRECTV Group*                                         12,700            315
   McGraw-Hill                                             5,300            196
   Time Warner                                            13,100            183
   -----------------------------------------------------------------------------

   TOTAL MEDIA                                                            1,045
   =============================================================================

   METALS & MINING [1.8%]
   Freeport-McMoRan Copper
      & Gold                                               6,800            654
   Nucor                                                   4,200            285
   -----------------------------------------------------------------------------

   TOTAL METALS & MINING                                                    939
   =============================================================================

   MULTILINE RETAIL [0.7%]
   Target                                                  7,500            380
   =============================================================================

   OIL, GAS & CONSUMABLE FUELS [13.5%]
   Anadarko Petroleum                                      3,200            202
   Apache                                                  3,300            399
   Chevron                                                18,000          1,536
   Exxon Mobil                                            32,000          2,707
   Occidental Petroleum                                    8,200            600
   Sunoco                                                  6,700            351
   Valero Energy                                           2,000             98
   XTO Energy                                             15,500            959
   -----------------------------------------------------------------------------

   TOTAL OIL, GAS & CONSUMABLE FUELS                                      6,852
   =============================================================================

   PHARMACEUTICALS [5.8%]
   Forest Laboratories*                                    2,200             88
   Johnson & Johnson                                      25,164          1,632
   Pfizer                                                 26,400            553
   Wyeth                                                  16,050            670
   -----------------------------------------------------------------------------

   TOTAL PHARMACEUTICALS                                                  2,943
   =============================================================================

   REAL ESTATE INVESTMENT TRUSTS [0.3%]
   Simon Property Group                                    1,500            139
   =============================================================================

   REAL ESTATE MANAGEMENT & DEVELOPMENT [0.2%]
   CB Richard Ellis Group,
      Cl A*                                                5,100            110
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 10
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONCLUDED)

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT [2.5%]
   Applied Materials                                       8,450    $       165
   Intel                                                  11,700            248
   MEMC Electronic Materials*                              6,500            461
   Texas Instruments                                      14,400            407
   -----------------------------------------------------------------------------

   TOTAL SEMICONDUCTORS &
      SEMICONDUCTOR EQUIPMENT                                             1,281
   =============================================================================

   SOFTWARE [7.9%]
   Adobe Systems*                                         10,100            359
   Autodesk*                                              10,600            334
   Citrix Systems*                                         8,275            243
   Microsoft                                              57,180          1,623
   Oracle*                                                43,265            846
   Symantec*                                              37,700            626
   -----------------------------------------------------------------------------

   TOTAL SOFTWARE                                                         4,031
   =============================================================================

   SPECIALTY RETAIL [1.8%]
   Autozone*                                               2,500            285
   Best Buy                                                9,200            381
   Lowe's                                                 10,600            243
   -----------------------------------------------------------------------------

   TOTAL SPECIALTY RETAIL                                                   909
   =============================================================================

   TEXTILES, APPAREL & LUXURY GOODS [0.5%]
   Coach*                                                  8,800            265
   =============================================================================

       TOTAL COMMON STOCK
         (Cost $44,563)                                                  49,550
       =========================================================================

CASH EQUIVALENTS [0.8%]
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 3.140%**                                      112,796            113
   Goldman Sachs Financial
     Square Funds - Government
     Fund, 2.640%**                                      291,637            292
   -----------------------------------------------------------------------------

       TOTAL CASH EQUIVALENTS
         (Cost $405)                                                        405
       =========================================================================

       TOTAL INVESTMENTS [98.5%]
         (Cost $44,968)                                             $    49,955
       =========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $50,707 ($ THOUSANDS).

* NON-INCOME PRODUCING SECURITY.

** THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

CL -- CLASS

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 11
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND

SECTOR WEIGHTINGS*:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIALS.]

Financials                                                                 28.0%
Consumer Discretionary                                                     20.7%
Information Technology                                                     10.2%
Consumer Staples                                                            9.5%
Energy                                                                      9.3%
Materials                                                                   6.8%
Industrials                                                                 6.1%
Short-Term Investment                                                       4.3%
Telecommunication Services                                                  2.7%
Healthcare                                                                  2.4%

*     Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [93.0%]
   AUTO COMPONENTS [2.6%]
   GenTek*                                                34,615    $     1,041
   =============================================================================

   CHEMICALS [2.3%]
   Spartech                                              107,800            911
   =============================================================================

   COMMERCIAL BANKS [1.5%]
   Boston Private Financial
      Holdings                                            58,500            620
   =============================================================================

   COMMERCIAL SERVICES & SUPPLIES [1.4%]
   PHH*                                                   32,900            573
   =============================================================================

   DIVERSIFIED CONSUMER SERVICES [2.1%]
   Coinstar*                                              29,300            825
   =============================================================================

   ELECTRONIC EQUIPMENT [1.9%]
   LoJack*                                                60,000            758
   =============================================================================

   ENERGY EQUIPMENT & SERVICES [2.2%]
   Carbo Ceramics                                         22,100            886
   =============================================================================

   FOOD PRODUCTS [4.2%]
   Ralcorp Holdings*                                      28,700          1,669
   =============================================================================

   HOTELS, RESTAURANTS & LEISURE [8.4%]
   IHOP                                                   33,700          1,614
   Triarc, Cl B                                          250,000          1,728
   -----------------------------------------------------------------------------

   TOTAL HOTELS, RESTAURANTS & LEISURE                                    3,342
   =============================================================================

   HOUSEHOLD PRODUCTS [5.4%]
   Central Garden & Pet, Cl A*                           484,400          2,151
   =============================================================================

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

   INSURANCE [16.3%]
   Alleghany*                                              4,794    $     1,637
   Conseco*                                              160,800          1,640
   Hilb Rogal & Hobbs                                     26,725            841
   White Mountains Insurance
      Group                                                5,000          2,400
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                        6,518
   =============================================================================

   INTERNET SOFTWARE & SERVICES [2.2%]
   United Online                                          85,200            900
   =============================================================================

   LIFE SCIENCES TOOLS & SERVICES [2.3%]
   PerkinElmer                                            38,700            939
   =============================================================================

   MACHINERY [4.4%]
   Actuant, Cl A                                          30,300            915
   IDEX                                                   27,600            847
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                        1,762
   =============================================================================

   MEDIA [8.5%]
   Cox Radio, Cl A*                                       66,500            790
   Fisher Communications*                                 41,647          1,297
   LodgeNet Interactive*                                 212,270          1,293
   -----------------------------------------------------------------------------

   TOTAL MEDIA                                                            3,380
   =============================================================================

   METALS & MINING [1.9%]
   Novamerican Steel*                                    253,300            742
   =============================================================================

   MULTILINE RETAIL [1.8%]
   99 Cents Only Stores*                                  75,000            742
   =============================================================================

   OIL, GAS & CONSUMABLE FUELS [7.1%]
   Edge Petroleum*                                       290,000          1,169
   Rosetta Resources*                                     85,300          1,678
   -----------------------------------------------------------------------------

   TOTAL OIL, GAS & CONSUMABLE FUELS                                      2,847
   =============================================================================

   REAL ESTATE INVESTMENT TRUSTS (REITS) [7.7%]
   Annaly Capital Management                              89,800          1,376
   Capital Trust, Cl A                                    27,400            738
   Chimera Investment                                     75,000            923
   Deerfield Capital                                      26,507             37
   -----------------------------------------------------------------------------

   TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                            3,074
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 12
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND (CONCLUDED)


DESCRIPTION                             SHARES/FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   SOFTWARE [6.1%]
   Fair Isaac                                             75,400    $     1,623
   PLATO Learning*                                       279,700            819
   -----------------------------------------------------------------------------

   TOTAL SOFTWARE                                                         2,442
   =============================================================================

   WIRELESS TELECOMMUNICATION SERVICES [2.7%]
   iPCS                                                   45,500          1,062
   =============================================================================

         TOTAL COMMON STOCK
            (Cost $42,047)                                               37,184
         =======================================================================

CORPORATE BONDS [2.8%]
   FINANCIAL SERVICES [2.5%]
   LaBranche (A)
      9.500%, 05/15/09                                   $ 1,000          1,015
   =============================================================================

   LABORATORY EQUIPMENT [0.3%]
   Sea Containers, Ser B (B)
      10.750%, 10/15/06                                      250            104
   =============================================================================

         TOTAL CORPORATE BONDS
            (Cost $1,256)                                                 1,119
         =======================================================================

REPURCHASE AGREEMENT (C) [4.3%]
   Morgan Stanley
      4.500%, dated 03/31/08, to be
      repurchased on 04/01/08,
      repurchase price $1,731,654
      (collateralized by U.S.Treasury
      obligations, ranging in
      par value)                                           1,731          1,731
   -----------------------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENT
            (Cost $1,731)                                                 1,731
         =======================================================================

WARRANTS [0.1%]
   Novamerican Steel,*
      Expires 03/07/11                                    72,000             33
   -----------------------------------------------------------------------------

         TOTAL WARRANTS
            (Cost $104)                                                      33
         =======================================================================

         TOTAL INVESTMENTS [100.2%]
            (Cost $45,138)                                          $    40,067
         =======================================================================

DESCRIPTION
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $39,977 ($ THOUSANDS).

*     NON-INCOME PRODUCING SECURITY.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933.THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2008, THE VALUE OF THIS SECURITY AMOUNTED TO $1,015 (000), REPRESENTING 2.5% OF THE NET ASSETS OF THE FUND.

(B)   IN DEFAULT ON INTEREST PAYMENTS.

(C)   TRI-PARTY REPURCHASE AGREEMENT.

CL -- CLASS
SER -- SERIES

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 13
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

MULTI-ASSET FUND^

TYPE OF SECURITY WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Exchange Traded Funds                                                      49.8%
Cash Equivalent                                                            15.4%
Registered Investment Company                                              12.5%
Affiliated Investment Funds                                                11.6%
Commercial Paper                                                            6.2%
Repurchase Agreement                                                        4.5%

*     Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS [49.4%]
   Consumer Staples Select Sector
     SPDR Fund                                                12    $       343
   Health Care Select Sector SPDR
     Fund                                                      7            206
   iPath Dow Jones-AIG Commodity
     Index Total Return Fund                                  18          1,088
   iShares Lehman TIPS Bond Fund                              20          2,232
   iShares MSCI EAFE Index Fund                               16          1,148
   Market Vectors Gold Miners Fund                            30          1,456
   Powershares DB Agricultural Fund                           42          1,532
   SPDR S&P 500 Fund, Ser 1                                   20          2,624
   SPDR S&P Biotech Fund                                       4            211
   Utilities Select Sector SPDR Fund                           8            318
   -----------------------------------------------------------------------------

       TOTAL EXCHANGE TRADED FUNDS
         (Cost $11,571)                                                  11,158
       =========================================================================

REGISTERED INVESTMENT COMPANY [12.3%]
   T. Rowe Price International
     Bond Fund                                               258          2,791
   -----------------------------------------------------------------------------

       TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,656)                                                    2,791
       =========================================================================

AFFILIATED INVESTMENT FUNDS [11.5%]
   CNI Corporate Bond Fund,
     Institutional Class                                     110          1,132
   CNI Government Bond Fund,
     Institutional Class                                     139          1,463
   -----------------------------------------------------------------------------

       TOTAL AFFILIATED INVESTMENT FUNDS
         (Cost $2,575)                                                    2,595
       =========================================================================

CASH EQUIVALENT [15.3%]
   Goldman Sachs Financial Square
     Funds-Government Fund,
     2.640%*                                           3,454,119          3,454
   -----------------------------------------------------------------------------

       TOTAL CASH EQUIVALENT
         (Cost $3,454)                                                    3,454
       =========================================================================


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (A) [6.2%]
   BANKS [2.2%]
   Westpac
     2.619%, 05/09/08                                $       500    $       498
   =============================================================================

   DRUGS [1.3%]
   AstraZeneca
     2.933%, 06/27/08                                        300            298
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [2.7%]
   JPMorgan Chase
     3.020%, 06/06/08                                        300            298
   Merrill Lynch
     4.052%, 04/16/08                                        300            300
   -----------------------------------------------------------------------------

   TOTAL INVESTMENT BANKER/BROKER DEALER                                    598
   =============================================================================

       TOTAL COMMERCIAL PAPER
         (Cost $1,394)                                                    1,394
       =========================================================================

REPURCHASE AGREEMENT (B) [4.4%]
   Barclays
     2.300%, dated 03/31/08,
     repurchased on 04/01/08,
     repurchase price $1,000,064
     (collateralized by a Fannie
     Mae obligation, par value
     $1,005,000, 4.875%, 02/20/18;
     with total market value
     $1,020,630)                                           1,000          1,000
     ---------------------------------------------------------------------------

       TOTAL REPURCHASE AGREEMENT
         (Cost $1,000)                                                    1,000
       =========================================================================

       TOTAL INVESTMENTS [99.1%]
         (Cost $22,650)                                             $    22,392
       =========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $22,595 ($ THOUSANDS).

^ FUND COMMENCED OPERATIONS ON OCTOBER 1, 2007.

* THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

(A)  RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  TRI-PARTY REPURCHASE AGREEMENT.

EAFE -- EUROPE, AUSTRALIA AND THE FAR EAST (MARKETS)
MSCI -- MORGAN STANLEY COMPOSITE INDEX
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS
TIPS -- TREASURY INFLATED PROTECTION SECURITIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 14
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND

ISSUER INDUSTRY WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financial                                                                  37.2%
Industrial                                                                 26.8%
U.S. Government                                                            11.5%
Bank                                                                        9.0%
Commercial Paper                                                            4.5%
Telephone                                                                   4.4%
Utilities                                                                   2.6%
Short-Term Investment                                                       2.2%
Gas Transmission                                                            1.0%
Foreign Government                                                          0.7%
Transportation                                                              0.1%

*     Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [77.8%]
   AIR TRANSPORTATION [0.0%]
   Federal Express, Ser A2
     7.890%, 09/23/08                               $         31    $        31
   =============================================================================

   AUTOMOTIVE [0.9%]
   DaimlerChrysler
     5.875%, 03/15/11                                        570            583
   =============================================================================

   BANKS [9.0%]
   Bank of America
     5.300%, 03/15/17                                      1,000            993
   Bankers Trust
     7.250%, 10/15/11                                        500            567
   Barclays Bank (A)
     6.050%, 12/04/17                                      1,000            975
   Deutsche Bank
     7.500%, 04/25/09                                        500            518
   Wachovia Bank
     4.800%, 11/01/14                                      1,270          1,201
   Wells Fargo
     4.625%, 08/09/10                                      1,000          1,027
   Wells Fargo, MTN
     4.000%, 08/15/08                                        765            765
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                            6,046
   =============================================================================

   BEAUTY PRODUCTS [1.3%]
   Avon Products
     7.150%, 11/15/09                                        800            848
   =============================================================================

   COMMUNICATION & MEDIA [4.3%]
   AOL Time Warner
     6.750%, 04/15/11                                        415            427
   Comcast Cable Communications
     Holdings
     8.375%, 03/15/13                                        440            489


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   News America Holdings
     9.250%, 02/01/13                               $        450    $       522
   Walt Disney, MTN
     5.700%, 07/15/11                                      1,395          1,479
   -----------------------------------------------------------------------------

   TOTAL COMMUNICATION & MEDIA                                            2,917
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [2.9%]
   Cisco Systems
     5.500%, 02/22/16                                      1,000          1,035
   IBM, MTN
     4.375%, 06/01/09                                        900            919
   -----------------------------------------------------------------------------

   TOTAL COMPUTER SYSTEM DESIGN
     & SERVICES                                                           1,954
   =============================================================================

   DRUGS [1.5%]
   Abbott Laboratories
     5.375%, 05/15/09                                      1,000          1,023
   =============================================================================

   ELECTRICAL SERVICES [2.6%]
   American Electric Power
     5.250%, 06/01/15                                        490            485
   Iowa Electric Light & Power
     6.000%, 10/01/08                                        200            202
   WPS Resources
     7.000%, 11/01/09                                      1,000          1,040
   -----------------------------------------------------------------------------

   TOTAL ELECTRICAL SERVICES                                              1,727
   =============================================================================

   FINANCE AUTO LOANS [4.3%]
   American Honda Finance,
     MTN (A)
     5.125%, 12/15/10                                      1,000          1,047
   Toyota Motor Credit
     4.350%, 12/15/10                                      1,800          1,856
   -----------------------------------------------------------------------------

   TOTAL FINANCE AUTO LOANS                                               2,903
   =============================================================================

   FINANCIAL SERVICES [14.4%]
   American General Finance, MTN
     5.750%, 09/15/16                                        500            460
   American General Finance,
     Ser I, MTN
     4.625%, 05/15/09                                      1,000            992
   AXA Financial
     7.750%, 08/01/10                                      1,000          1,094
   Boeing Capital
     6.500%, 02/15/12                                        930          1,009
   CIT Group
     5.400%, 03/07/13                                      1,000            801

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 15
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   General Electric Capital,
     Ser A, MTN
     6.875%, 11/15/10                               $        250    $       271
     6.000%, 06/15/12                                      1,540          1,642
   HSBC Finance
     5.250%, 04/15/15                                      1,250          1,193
   John Deere Capital, MTN
     4.625%, 04/15/09                                        750            759
   MBNA
     4.625%, 09/15/08                                        430            432
   National Rural Utilities,
     Ser C, MTN
     7.250%, 03/01/12                                      1,000          1,088
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                               9,741
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [6.6%]
   Anheuser-Busch
     7.500%, 03/15/12                                      1,190          1,347
   Bottling Group
     5.500%, 04/01/16                                      1,000          1,039
     4.625%, 11/15/12                                      1,435          1,496
   General Mills
     6.000%, 02/15/12                                        560            588
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                         4,470
   =============================================================================

   FOREIGN GOVERNMENTS [0.7%]
   United Mexican States, MTN
     5.875%, 01/15/14                                        450            481
   =============================================================================

   INSURANCE [4.0%]
   Aflac
     6.500%, 04/15/09                                      1,150          1,190
   Berkshire Hathaway Finance
     4.125%, 01/15/10                                      1,475          1,503
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        2,693
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [13.1%]
   Citigroup
     5.850%, 08/02/16                                      1,000            972
     5.500%, 02/15/17                                        250            234
   Credit Suisse
     5.500%, 08/15/13                                      1,250          1,304
   Goldman Sachs Group
     5.625%, 01/15/17                                      1,260          1,209
   Jefferies Group
     5.500%, 03/15/16                                        665            610


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   JPMorgan Chase
     7.125%, 06/15/09                               $        675    $       697
     6.750%, 02/01/11                                        500            531
   JPMorgan Chase, MTN (B)
     6.010%, 06/28/09                                      1,000          1,009
   Merrill Lynch, Ser C, MTN
     4.250%, 02/08/10                                      1,275          1,245
   Morgan Stanley
     6.750%, 04/15/11                                         30             31
     3.875%, 01/15/09                                      1,000          1,000
   -----------------------------------------------------------------------------

   TOTAL INVESTMENT
     BANKER/BROKER DEALER                                                 8,842
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [2.3%]
   ConocoPhillips
     6.375%, 03/30/09                                        305            313
   ConocoPhillips Canada Funding I
     5.625%, 10/15/16                                        600            629
   Duke Capital
     5.500%, 03/01/14                                        625            634
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                        1,576
   =============================================================================

   RETAIL [4.4%]
   Home Depot
     5.250%, 12/16/13                                      1,000            979
   Kohl's
     6.300%, 03/01/11                                      1,000          1,024
   Kroger
     5.500%, 02/01/13                                        450            465
   Target
     5.875%, 07/15/16                                        500            518
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                           2,986
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [4.4%]
   BellSouth
     4.200%, 09/15/09                                      1,000          1,006
   Deutsche Telekom International
     Finance
     5.250%, 07/22/13                                        475            469
   New Cingular Wireless Services
     8.125%, 05/01/12                                        400            448
   Verizon Communications
     5.550%, 02/15/16                                      1,000            995
   Verizon Global Funding
     7.250%, 12/01/10                                         25             27
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  2,945
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 16
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   WASTE DISPOSAL [1.1%]
   Waste Management
     6.875%, 05/15/09                               $        735    $       754
   =============================================================================

       TOTAL CORPORATE BONDS
         (Cost $51,903)                                                  52,520
       =========================================================================

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS [7.8%]
   FFCB REMIC, Ser IA4, Cl 1
     5.770%, 02/21/14                                        971          1,007
   FHLMC REMIC, Ser 2982,
     Cl NB
     5.500%, 02/15/29                                        340            350
   FHLMC REMIC, Ser R004,
     Cl A1
     5.125%, 12/15/13                                        853            864
   FHLMC REMIC, Ser R015,
     Cl AN
     3.750%, 02/15/13                                        977            971
   FNMA REMIC, Ser 2002-56,
     Cl MC
     5.500%, 09/25/17                                        976          1,013
   FNMA REMIC, Ser 2006-B1,
     Cl AB
     6.000%, 06/25/16                                        145            147
   FNMA REMIC, Ser 2007-B1,
     Cl BE
     5.450%, 12/25/20                                        919            940
   -----------------------------------------------------------------------------

       TOTAL U.S. GOVERNMENT MORTGAGE-
         BACKED OBLIGATIONS
         (Cost $5,181)                                                    5,292
       =========================================================================

MUNICIPAL BONDS [3.0%]
   CALIFORNIA [1.4%]
   City of Industry, Sales Tax Project,
     RB, MBIA
     5.000%, 01/01/12                                        955            983
   =============================================================================
   WISCONSIN [1.6%]
   De Pere Unified School District,
     GO, FGIC
     Pre-Refunded @ 100 (C)
     4.500%, 10/01/11                                        995          1,060
   =============================================================================

       TOTAL MUNICIPAL BONDS
         (Cost $2,019)                                                    2,043
       =========================================================================


DESCRIPTION                             FACE AMOUNT (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [2.7%]
   FHLMC
     5.500%, 09/15/11                                     $  460    $       501
     5.125%, 04/18/11                                      1,250          1,335
   -----------------------------------------------------------------------------

       TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $1,794)                                                    1,836
       =========================================================================

U.S. TREASURY OBLIGATION [0.9%]
   U.S.Treasury Inflation Index
     2.000%, 01/15/14                                        571            618
   -----------------------------------------------------------------------------
       TOTAL U.S. TREASURY OBLIGATION
         (Cost $587)                                                        618
       =========================================================================

MORTGAGE-BACKED SECURITY [0.1%]
   Residential Asset Mortgage
     Products, Ser 2003-RS5,
     Cl AI4
     3.700%, 09/25/31                                         92             91
   -----------------------------------------------------------------------------

       TOTAL MORTGAGE-BACKED SECURITY
         (Cost $91)                                                          91
       =========================================================================

COMMERCIAL PAPER [4.5%]
   BANKS [1.5%]
   Westpac
     2.751%, 04/03/08                                      1,000          1,000
   =============================================================================

   FINANCIAL SERVICES [1.5%]
   Rabobank USA Financial
     2.500%, 04/01/08                                      1,016          1,016
   =============================================================================

   SPECIAL PURPOSE BANKS [1.5%]
   Dexia Delaware
     2.540%, 04/01/08                                      1,000          1,000
   =============================================================================

       TOTAL COMMERCIAL PAPER
         (Cost $3,016)                                                    3,016
       =========================================================================

CASH EQUIVALENT [2.2%]
   Goldman Sachs Financial Square
     Funds-Government Fund,
     2.640%*                                           1,446,792          1,447
   -----------------------------------------------------------------------------

       TOTAL CASH EQUIVALENT
         (Cost $1,447)                                                    1,447
       =========================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 17
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONCLUDED)

DESCRIPTION                                                         VALUE (000)
--------------------------------------------------------------------------------

       TOTAL INVESTMENTS [99.0%]
         (Cost $66,038)                                             $    66,863
       =========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $67,552 ($ THOUSANDS).

* THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $2,022 (000), REPRESENTING 3.0% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT ON MARCH, 31, 2008.

(C)   PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTMENT ASSOCIATION
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 18
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT BOND FUND

TYPE OF SECURITY WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

U.S. Government Mortgage-Backed Obligations                                67.1%
U.S. Government Agency Obligations                                         19.0%
U.S. Treasury Obligation                                                   13.0%
Short-Term Investments                                                      0.9%

*     Percentages based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS [66.8%]
      FFCB REMIC, Ser IA2, Cl 1
         5.220%, 10/21/13                                 $1,325    $     1,427
      FFCB REMIC, Ser IA3, Cl 1
         5.370%, 09/25/13                                  3,738          3,842
      FFCB REMIC, Ser IA4, Cl 1
         5.770%, 02/21/14                                  1,582          1,642
      FFCB REMIC, Ser IA8, Cl 1
         4.650%, 01/21/14                                  3,472          3,476
      FHLMC REMIC, Ser R002,
         Cl AH
         4.750%, 07/15/15                                  1,924          1,939
      FHLMC REMIC, Ser R003,
         Cl AG
         5.125%, 10/15/15                                  2,058          2,088
      FHLMC REMIC, Ser R005,
         Cl AB
         5.500%, 12/15/18                                  2,338          2,390
      FHLMC REMIC, Ser R007,
         Cl AC
         5.875%, 05/15/16                                  1,936          1,967
      FHLMC REMIC, Ser R009,
         Cl AK
         5.750%, 12/15/18                                  2,197          2,243
      FHLMC REMIC, Ser R010,
         Cl AB
         5.500%, 12/15/19                                  5,125          5,275
      FHLMC REMIC, Ser R011,
         Cl AB
         5.500%, 12/15/20                                  1,771          1,816
      FHLMC REMIC, Ser R012,
         Cl AB
         5.500%, 12/15/20                                  1,791          1,835
      FHLMC REMIC, Ser R013,
         Cl AB
         6.000%, 12/15/21                                  2,591          2,663
      FHLMC REMIC, Ser R014,
         Cl AL
         5.500%, 10/15/14                                  1,284          1,302


DESCRIPTION                             FACE AMOUNT (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------

      FHLMC REMIC, Ser R015,
         Cl AN
         3.750%, 02/15/13                                 $1,466    $     1,456
      FNMA ARM (A)
         4.559%, 03/01/34                                    799            806
      FNMA REMIC, Ser 119, Cl DG
         5.500%, 01/25/36                                  1,375          1,388
      FNMA REMIC, Ser R009, Cl AJ
         5.750%, 12/15/18                                  2,634          2,696
      GNMA ARM (A)
         5.000%, 08/20/35                                     86             87
         4.500%, 04/20/35                                    821            829
      GNMA REMIC, Ser 31, Cl PB
         5.500%, 02/16/32                                  3,677          3,766
      --------------------------------------------------------------------------

            TOTAL U.S. GOVERNMENT
               MORTGAGE-BACKED OBLIGATIONS
               (Cost $44,077)                                            44,933
            ====================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [18.9%]
      FHLB
         5.250%, 10/14/11                                  2,500          2,541
         5.000%, 12/11/15                                  2,500          2,680
      FNMA
         7.125%, 06/15/10                                  2,000          2,204
         6.625%, 09/15/09                                  4,000          4,248
         5.500%, 03/15/11                                  1,000          1,076
      --------------------------------------------------------------------------

            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $12,220)                                            12,749
            ====================================================================

U.S. TREASURY OBLIGATION [12.9%]
      U.S.Treasury Notes
         6.000%, 08/15/09                                  8,200          8,699
      --------------------------------------------------------------------------

            TOTAL U.S. TREASURY OBLIGATION
               (Cost $8,672)                                              8,699
            ====================================================================

CASH EQUIVALENT [0.9%]
      Goldman Sachs Financial Square
         Funds-Government Fund,
         2.640%*                                         592,968            593
      --------------------------------------------------------------------------
            TOTAL CASH EQUIVALENT
               (Cost $593)                                                  593
            ====================================================================

            TOTAL INVESTMENTS [99.5%]
               (Cost $65,562)                                       $    66,974
            ====================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 19
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT BOND FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $67,306 ($ THOUSANDS).

* THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

CL -- CLASS
ARM -- ADJUSTABLE RATE MORTGAGE
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 20
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND

ISSUER INDUSTRY WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Education                                                                  23.6%
General Revenue                                                            18.8%
General Obligation                                                         12.8%
Public Facilities                                                          11.3%
Water                                                                      10.2%
Healthcare                                                                  6.6%
Industrial Development                                                      5.4%
Utilities                                                                   3.5%
Short-Term Investment                                                       3.2%
Transportation                                                              1.9%
Equipment                                                                   0.9%
Aiport                                                                      0.8%
Housing                                                                     0.7%
Power                                                                       0.3%

*     Percentages based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS [95.8%]
   ALABAMA [1.4%]
   Jefferson County, Public Building
      Authority, RB, AMBAC
      Callable 04/01/16 @ 100
      5.125%, 04/01/19                                      $500    $       469
   =============================================================================

   CALIFORNIA [80.6%]
   Azusa, Redevelopment Agency,
      Mortgage-Backed Securities
      Program, Ser A, RB, ETM
      6.875%, 10/01/12                                       200            234
   Bay Area, Infrastructure Financing
      Authority, State Payment
      Acceleration Project, RB, XLCA
      Callable 08/01/11 @ 100
      5.000%, 08/01/14                                       500            518
   Bay Area, Infrastructure Financing
      Authority, State Payment
      Acceleration Project, RB, FGIC
      Callable 08/01/14 @ 100
      5.000%, 08/01/17                                       350            364
   Beverly Hills, Unified School
      District Authority, Ser B, GO
      Pre-Refunded @ 101 (A)
      4.700%, 06/01/08                                        50             51
   Big Bear Lake, Water Authority,
      RB, MBIA
      6.000%, 04/01/11                                       200            211
   Burbank, Public Financing
      Authority, Golden State
      Redevelopment Project, Ser A,
      TA, AMBAC
      Callable 12/01/13 @ 100
      5.250%, 12/01/18                                       100            106


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Burbank, Public Financing
      Authority, Golden State
      Redevelopment Project, Ser A,
      TA, AMBAC
      Pre-Refunded @ 100 (A)
      5.250%, 12/01/13                                     $  75    $        84
   California State, Department of
      Water Resources, Water Systems
      Project J-2, RB
      7.000%, 12/01/12                                       500            589
   California State, Economic
      Recovery Authority, Ser A, GO
      5.250%, 01/01/11                                       500            533
   California State, Educational
      Facilities Authority, Pooled
      College & University Projects,
      Ser A, RB
      4.300%, 04/01/09                                       100            101
   California State, GO
      Callable 02/01/12 @ 100
      5.000%, 02/01/18                                       175            181
   California State, GO
      Pre-Refunded @ 100 (A)
      5.250%, 09/01/10                                       165            175
   California State, GO
      Pre-Refunded @ 100 (A)
      5.250%, 09/01/10                                        10             11
   California State, GO
      Pre-Refunded @ 100 (A)
      5.250%, 09/01/10                                        25             27
   California State, GO
      Pre-Refunded @ 100 (A)
      5.250%, 10/01/10                                        20             21
   California State, GO
      Pre-Refunded @ 100 (A)
      5.250%, 10/01/10                                        50             54
   California State, GO
      Pre-Refunded @ 100 (A)
      5.000%, 02/01/12                                       400            426
   California State, GO
      Pre-Refunded @ 100 (A)
      5.250%, 04/01/12                                       200            218
   California State, GO
      5.000%, 04/01/10                                       215            225
   California State, Health Facilities
      Financing Authority,
      Cedars-Sinai Medical Center
      Projects, Ser A, RB
      Pre-Refunded @ 101 (A)
      6.250%, 12/01/09                                       490            528

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 21
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   California State, Health Facilities
      Financing Authority, Valley Care
      Project, Ser A, RB
      Pre-Refunded @ 100 (A)
      5.375%, 05/01/12                                      $500    $       548
   California State, Infrastructure &
      Economic Authority, Bay Area
      Toll Bridges Project, Ser A,
      RB, FSA
      Pre-Refunded @ 100 (A)
      5.250%, 07/01/13                                       125            139
   California State, Infrastructure &
      Economic Authority, Energy
      Efficiency Master Trust Project,
      Ser A, RB
      5.000%, 03/01/11                                       315            336
   California State, Public Works
      Board Lease, Department of
      Corrections Project, Ser A, RB
      Callable 09/01/08 @ 101
      5.250%, 09/01/15                                       250            255
   California State, Public Works
      Board Lease, Department of
      Corrections Project, Ser B,
      RB, MBIA
      Callable 09/01/08 @ 101
      5.000%, 09/01/21                                       100            101
   California State, Public Works
      Board Lease, Department of
      Corrections Project, Ser C, RB
      Callable 12/01/13 @ 100
      5.500%, 06/01/16                                       500            545
   California State, Public Works
      Board Lease, Department of
      Corrections-Administration
      Project, Ser A, RB, AMBAC
      Callable 03/01/12 @ 100
      5.250%, 03/01/18                                       155            161
   California State, Public Works
      Board Lease, Department of
      Corrections-State Prisons
      Project, Ser A, RB, AMBAC
      5.250%, 12/01/13                                       600            635
   California State, Public Works
      Board Lease, Department of
      General Services - Butterfield
      Street Project, Ser A, RB
      5.000%, 06/01/10                                       500            523
   California State, Public Works
      Board Lease, Department of
      Mental Health Project,
      Ser A, RB
      5.250%, 06/01/13                                       200            216


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   California State, Public Works
      Board Lease, Various University
      Projects, Ser A, RB, MBIA
      5.500%, 06/01/14                                      $250    $       273
   California State, University of
      California, Ser K, RB, MBIA
      Pre-Refunded @ 101 (A)
      5.000%, 09/01/08                                       150            154
   California Statewide,
      Communities Development
      Authority, Irvine-UCI East
      Apartments Project, RB
      Pre-Refunded @ 100 (A)
      5.625%, 05/15/15                                       360            414
   Carlsbad, Public Financing
      Authority, Municipal
      Golf Course Project,
      Ser A, RB, AMBAC
      4.500%, 09/01/16                                       350            372
   Castaic Lake, Water Agency, Water
      Systems Improvement Project,
      Ser A, COP, MBIA
      7.000%, 08/01/13                                       300            352
   Chaffey, Unified High School
      District, Ser B, GO, FGIC
      Pre-Refunded @ 101 (A)
      5.500%, 08/01/10                                       400            433
   Coachella Valley, Water District
      Authority, Flood Control
      Project, COP, AMBAC
      Callable 05/05/08 @ 102
      5.000%, 10/01/11                                       250            255
   Compton, Community College
      District, Ser 2004-A, GO, MBIA
      Callable 07/01/14 @ 100
      5.250%, 07/01/21                                       605            633
   Contra Costa County, Public
      Financing Authority, Medical
      Center Project, Ser B, RB,
      MBIA
      5.000%, 06/01/11                                       250            267
   Corona, Public Financing
      Authority, City Hall Project,
      Ser B, RB, MBIA
      Callable 09/01/12 @ 100
      5.250%, 09/01/16                                       350            375
   Culver City, Redevelopment
      Finance Authority, TA, AMBAC
      5.500%, 11/01/14                                        75             78
   Eastern California, Municipal
      Water District, Ser A, COP,
      MBIA
      5.000%, 07/01/14                                       500            549

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 22
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   Escondido, Union School
      District, Refunding &
      Financing Project, COP, MBIA
      4.750%, 07/01/19                                      $735    $       753
   Fresno, Unified School District,
      Election 2001 Project, Ser D,
      GO, MBIA
      Callable 08/01/13 @ 102
      5.000%, 08/01/17                                       200            214
   Fruitvale, School District,
      GO, FSA
      Callable 08/01/09 @ 102
      5.000%, 08/01/19                                       200            207
   Golden State, Tobacco
      Settlement, Ser A, RB
      Callable 06/01/09 @ 100
      5.000%, 06/01/19                                       250            251
   Golden State, Tobacco Settlement,
      Ser A, RB, AMBAC
      Callable 06/01/10 @ 100
      5.000%, 06/01/20                                       500            498
   Golden State, Tobacco Settlement,
      Ser B, RB, FGIC
      Pre-Refunded @ 100 (A)
      5.500%, 06/01/13                                       100            110
   Golden State, Tobacco Settlement,
      Ser B, RB
      Pre-Refunded @ 100 (A)
      5.600%, 06/01/10                                       170            180
   Hanford, Joint Unified High
      School District, Election 2004
      Project, Ser A, GO, FSA
      Callable 02/01/17 @ 100
      4.500%, 08/01/18                                       200            208
   Hawthorne, School District,
      COP, FSA
      Pre-Refunded @ 101 (A)
      6.000%, 11/01/10                                       485            532
   Indio, Public Financing Authority,
      Public Capital Improvement
      Project, Ser B, RB, AMBAC (B)
      3.800%, 11/01/37                                       500            503
   Kern, High School District, GO,
      ETM
      7.100%, 08/01/12                                       290            340
   Los Angeles County, Capital Asset
      Leasing, Ser A, RB
      3.250%, 06/01/10                                       310            312
   Los Angeles, Municipal
      Improvement Authority, Central
      Library Project, RB, MBIA
      Callable 06/01/12 @ 100
      5.500%, 06/01/18                                       500            530


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   Los Angeles, Municipal
      Improvement Authority,
      Central Library Project,
      Ser A, RB, MBIA
      5.250%, 06/01/13                                      $230    $       254
   Los Angeles, Ser A, GO, MBIA
      4.000%, 09/01/09                                       250            256
   Los Angeles, Unified School
      District, Ser A-1, GO, MBIA
      Callable 07/01/14 @ 100
      5.000%, 07/01/17                                       125            134
   Los Angeles, Wastewater Systems
      Authority, RB, FSA
      4.500%, 06/01/09                                       250            257
   Los Angeles, Wastewater Systems
      Authority, Sub-Ser B, RB,
      MBIA
      5.000%, 06/01/10                                       500            525
   Metropolitan Water District,
      Southern California
      Waterworks Authority, RB
      5.750%, 07/01/09                                       500            522
   Metropolitan Water District,
      Southern California Waterworks
      Authority, Ser A, RB, MBIA
      5.250%, 07/01/11                                       200            216
   Metropolitan Water District,
      Southern California Waterworks
      Authority, Ser A, RB
      5.750%, 07/01/21                                       280            317
   North Orange County,
      Community College District,
      Ser A, GO, MBIA
      Pre-Refunded @ 101 (A)
      5.375%, 08/01/12                                       525            582
   Northern California, Transmission
      Resource Authority, Ore
      Transmission Project, Ser A, RB,
      MBIA
      7.000%, 05/01/13                                       250            281
   Oakland, Redevelopment Agency,
      Central District Redevelopment
      Project, TA, AMBAC
      5.500%, 02/01/14                                       475            508
   Oakland, Ser A, GO, MBIA
      Callable 01/15/13 @ 100
      5.000%, 01/15/21                                       500            510
   Oakland, State Building Authority,
      Elihu M Harris Project, Ser A,
      RB, AMBAC
      Pre-Refunded @ 101 (A)
      5.500%, 04/01/08                                       100            101

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 23
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Oakland, Unified School District,
      GO, FGIC
      5.000%, 08/01/16                                      $250    $       263
   Oakley, Civic Center Project,
      COP
      4.000%, 05/01/12                                       230            238
   Oxnard, School District, Election
      2006 Project, Ser A, GO, CIFG
      6.750%, 08/01/11                                       300            335
   Palm Springs, Financing Authority,
      Public Capital Improvement
      Lease Project, RB, AMBAC
      Callable 04/01/17 @ 100
      5.000%, 04/01/20                                       470            485
   Pinole, Redevelopment Agency,
      Pinole Vista Redevelopment
      Project, TA, FSA
      Callable 08/01/09 @ 101
      5.250%, 08/01/14                                       100            104
   R E Badger, Water Facilities
      Financing Authority, RB, MBIA
      4.000%, 10/01/15                                       250            259
   Redwoods, Community College
      District, 2004 Election Project,
      Ser A, GO, MBIA
      Callable 08/01/14 @ 100
      5.000%, 08/01/23                                       420            429
   Riverside, Water Authority, RB
      Callable 10/01/08 @ 101
      5.375%, 10/01/12                                        90             92
   Riverside,Water Authority, RB
      Pre-Refunded @ 101 (A)
      5.375%, 10/01/08                                        10             10
   Roseville, Joint Unified High
      School District, Election 2004
      Project, Ser A, GO, FGIC
      Callable 08/01/14 @ 100
      5.000%, 08/01/20                                       500            523
   Rowland, Unified School District,
      Ser A, GO
      Callable 08/01/16 @ 100
      5.000%, 08/01/20                                       290            308
   Sacramento, City Unified School
      District, Ser A, GO, FSA
      4.250%, 07/01/09                                        75             77
   San Diego, Unified School District,
      Election 1998 Project, Ser E,
      GO, FSA
      Callable 07/01/13 @ 101
      5.250%, 07/01/16                                       100            110


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   San Francisco (City & County),
      Airports Commission Authority,
      Second Ser-27B, RB, FGIC
      Callable 05/01/11 @ 100
      5.250%, 05/01/12                                      $250    $       262
   San Francisco (City & County),
      GO
      Callable 06/15/10 @ 102
      5.000%, 06/15/11                                       235            251
   San Jose, Unified School District,
      Ser A, GO, FSA
      Callable 08/01/11 @ 101
      5.375%, 08/01/19                                       150            159
   San Ysidro, School District,
      Election 1997 Project, Ser C,
      GO, MBIA
      6.000%, 08/01/11                                       205            225
   Sanger, Unified School
      District, GO, MBIA
      5.350%, 08/01/15                                       250            263
   Santa Margarita, Dana Point
      Authority, Ser A, RB, AMBAC
      Callable 08/01/14 @ 100
      5.000%, 08/01/15                                       165            180
   Santa Monica, Community
      College District, 2004 Election
      Project, Ser A, GO, MBIA
      Pre-Refunded @ 100 (A)
      5.000%, 05/01/15                                       400            444
   Santa Monica, Public Financing
      Authority, Public Safety
      Facilities Project, RB
      Callable 07/01/09 @ 101
      5.250%, 07/01/14                                       100            104
   Solano County, COP, MBIA
      Pre-Refunded @ 100 (A)
      5.250%, 11/01/12                                       100            110
   Southern Kern, Unified School
      District, Ser A, GO, FGIC
      Callable 11/01/13 @ 100
      4.500%, 11/01/18                                       220            230
   Tamalpais, Unified High School
      District, GO, MBIA
      Callable 08/01/11 @ 101
      4.875%, 08/01/17                                       100            104
   -----------------------------------------------------------------------------

   TOTAL CALIFORNIA                                                      26,937
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 24
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   ILLINOIS [0.6%]
   Illinois State, Civic Center
      Authority, RB, FSA
      Callable 12/15/10 @ 100
      5.500%, 12/15/14                                      $200    $       213
   =============================================================================

   MISSOURI [0.7%]
   St Louis, Parking Facilities
      Authority, Downtown Parking
      Facilities Project, Sub-Ser A, RB
      Pre-Refunded @ 100 (A)
      6.000%, 02/01/12                                       200            221
   =============================================================================

   NEW JERSEY [1.1%]
   New Jersey State, Turnpike
      Authority, Ser C, RB,
      MBIA, ETM
      6.500%, 01/01/16                                       315            362
   =============================================================================

   NEW MEXICO [1.2%]
   Santa Fe, Educational Facilities
      Authority, College of Santa Fe
      Project, RB
      Pre-Refunded @ 100 (A)
      5.750%, 10/01/14                                       350            400
   =============================================================================

   NEW YORK [1.7%]
   New York State, Local Assistance
      Correction Authority, Ser E, RB
      6.000%, 04/01/14                                       500            552
   =============================================================================

   SOUTH CAROLINA [2.5%]
   Columbia, Tourism Development
      Fee Pledge Project, COP,
      AMBAC
      Callable 06/01/13 @ 100
      5.250%, 06/01/16                                       350            377
   South Carolina, Jobs & Economic
      Development Authority,
      Palmetto Health Project,
      Ser C, RB
      Pre-Refunded @ 100 (A)
      6.875%, 08/01/13                                       400            474
   -----------------------------------------------------------------------------

   TOTAL SOUTH CAROLINA                                                     851
   =============================================================================


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   TEXAS [3.2%]
   Carroll, Independent School
      District, GO
      6.375%, 02/15/21                                      $430    $       520
   San Angelo, Waterworks & Sewer
      System Authority, Refunding
      & Improvements Projects,
      RB, FSA
      Callable 04/01/11 @ 100
      5.250%, 04/01/19                                       100            104
   Travis County, Health Facilities
      Development Authority,
      Ascension Health Credit
      Project, Ser A, RB, MBIA
      Pre-Refunded @ 101 (A)
      6.250%, 11/15/09                                       400            430
   -----------------------------------------------------------------------------

   TOTAL TEXAS                                                            1,054
   =============================================================================

   UTAH [0.4%]
   Central Utah, Water Conservancy
      District, Ser D, GO
      Pre-Refunded @ 100 (A)
      4.600%, 04/01/09                                       140            144
   =============================================================================

   PUERTO RICO [2.4%]
   Puerto Rico, Electric Power
      Authority, Ser CC, RB, MBIA
      Callable 05/05/08 @ 102
      5.250%, 07/01/09                                       100            102
   Puerto Rico, Highway &
      Transportation Authority,
      RB, FSA
      5.500%, 07/01/09                                       250            259
   Puerto Rico, Municipal Finance
      Agency, Ser A, RB, FSA
      Callable 05/05/08 @ 102
      5.250%, 07/01/10                                       130            132
   Puerto Rico, Public Buildings
      Authority, Government
      Facilities Project, Ser J,
      RB, AMBAC
      Callable 07/01/12 @ 100 (B)
      5.000%, 07/01/36                                       300            305
   -----------------------------------------------------------------------------

   TOTAL PUERTO RICO                                                        798
   =============================================================================

         TOTAL MUNICIPAL BONDS
           (Cost $31,891)                                                32,001
         =======================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 25
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONCLUDED)

DESCRIPTION                                               SHARES    VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT [3.1%]
   Federated California Municipal
     Money Market Fund,
     Cl I, 2.250%*                                     1,046,376    $     1,046
   -----------------------------------------------------------------------------

       TOTAL CASH EQUIVALENT
         (Cost $1,046)                                                    1,046
       =========================================================================

       TOTAL INVESTMENTS [98.9%]
         (Cost $32,937)                                             $    33,047
       =========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $33,423 ($ THOUSANDS).

*     THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

(A)   PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(B) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT ON MARCH 31, 2008.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CIFG -- CDC IXIS FINANCIAL GUARANTEE
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTEE INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
XLCA -- XL CAPITAL ASSURANCE

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 26
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND

ISSUER INDUSTRY WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Industrial                                                                71.7%
Financial                                                                 10.0%
Utilities                                                                  5.8%
Gas Transmission                                                           5.1%
Telephone                                                                  4.5%
Short-Term Investments                                                     1.3%
Transportation                                                             1.1%
Commercial Paper                                                           0.3%
Common Stock                                                               0.2%

*     Percentages based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [96.4%]
   AEROSPACE & DEFENSE [1.1%]
   DRS Technologies
     6.625%, 02/01/16                                       $100    $        98
   Esterline Technologies
     7.750%, 06/15/13                                        100            101
   L-3 Communications
     5.875%, 01/15/15                                        100             96
   TransDigm
     7.750%, 07/15/14                                        100            100
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                                395
   =============================================================================

   AIRLINES [0.4%]
   DAE Aviation Holdings (A)
     11.250%, 08/01/15                                       150            148
   =============================================================================

   APPAREL/TEXTILES [0.8%]
   Hanesbrands (C)
     8.204%, 12/15/14                                        100             89
   Levi Strauss
     9.750%, 01/15/15                                        100             99
   Phillips-Van Heusen
     7.250%, 02/15/11                                         75             75
   -----------------------------------------------------------------------------

   TOTAL APPAREL/TEXTILES                                                   263
   =============================================================================

   AUTO RENT & LEASE [1.4%]
   Avis Budget Car Rental
     7.750%, 05/15/16                                        100             81
   H&E Equipment Services
     8.375%, 07/15/16                                        100             82
   Hertz
     10.500%, 01/01/16                                       150            140
   RSC Equipment Rental
     9.500%, 12/01/14                                        100             84


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   United Rentals North America
     6.500%, 02/15/12                                       $100    $        91
   -----------------------------------------------------------------------------

   TOTAL AUTO RENT & LEASE                                                  478
   =============================================================================

   AUTOMOTIVE [1.6%]
   General Motors
     7.700%, 04/15/16                                        200            146
     7.125%, 07/15/13                                        350            269
   UCI Holdco
     12.491%, 12/15/13                                       175            152
   -----------------------------------------------------------------------------

   TOTAL AUTOMOTIVE                                                         567
   =============================================================================

   AUTOPARTS [1.1%]
   Accuride
     8.500%, 02/01/15                                        150            122
   Asbury Automotive Group
     7.625%, 03/15/17                                        100             79
   Pep Boys
     7.500%, 12/15/14                                        100             85
   TRW Automotive (A)
     7.250%, 03/15/17                                        100             91
   -----------------------------------------------------------------------------

   TOTAL AUTOPARTS                                                          377
   =============================================================================

   BEAUTY PRODUCTS [0.3%]
   Chattem
     7.000%, 03/01/14                                        100             97
   =============================================================================

   BROADCASTING & CABLE [6.2%]
   Allbritton Communications
     7.750%, 12/15/12                                        150            147
   Atlantic Broadband Finance
     9.375%, 01/15/14                                        100             88
   Barrington Broadcasting Group (A)
     10.500%, 08/15/14                                       100             89
   Bonten Media Acquisition (A)
     9.000%, 06/01/15                                        150            116
   Cablevision Systems, Ser B
     8.000%, 04/15/12                                        250            243
   Charter Communications
     Holdings II
     10.250%, 09/15/10                                       300            273
   CSC Holdings
     7.625%, 07/15/18                                        100             91
   Echostar DBS
     6.625%, 10/01/14                                        200            182

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 27
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   Fisher Communications
     8.625%, 09/15/14                                       $150    $       152
   Kabel Deutschland
     10.625%, 07/01/14                                       200            196
   Local TV Finance (A)
     9.250%, 06/15/15                                        100             80
   Mediacom Capital
     7.875%, 02/15/11                                        150            134
   Nexstar Finance Holdings (D)
     11.785%, 04/01/13                                       200            194
   Olympus Communications (B)
     10.625%, 07/15/04                                       100             --
   Quebecor Media (A)
     7.750%, 03/15/16                                         75             68
   Videotron Ltee
     6.875%, 01/15/14                                        100             92
   -----------------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                             2,145
   =============================================================================

   BUILDING & CONSTRUCTION [2.2%]
   Ainsworth Lumber
     6.750%, 03/15/14                                        100             58
   DR Horton
     5.625%, 01/15/16                                        125            104
   Esco (A)
     8.625%, 12/15/13                                         50             48
   Interline Brands
     8.125%, 06/15/14                                         50             48
   International Utility Structures (B)
     10.750%, 02/01/08                                       100              1
   KB Home
     8.625%, 12/15/08                                         50             50
   Nortek
     8.500%, 09/01/14                                        200            148
   Panolam Industries International
     10.750%, 10/01/13                                       250            194
   Ply Gem Industries
     9.000%, 02/15/12                                        150            110
   -----------------------------------------------------------------------------

   TOTAL BUILDING & CONSTRUCTION                                            761
   =============================================================================

   BUSINESS SERVICES [0.9%]
   Corrections
     7.500%, 05/01/11                                        100            101
   FTI Consulting
     7.625%, 06/15/13                                         50             51
   Geo Group
     8.250%, 07/15/13                                        150            151
   -----------------------------------------------------------------------------

   TOTAL BUSINESS SERVICES                                                  303
   =============================================================================


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   CHEMICALS [3.7%]
   Basell (A)
     8.375%, 08/15/15                                       $250    $       182
   Georgia Gulf
     9.500%, 10/15/14                                        150            116
   Huntsman International
     7.875%, 11/15/14                                        115            122
   Innophos
     8.875%, 08/15/14                                        100             97
   Momentive Performance
     Materials
     9.750%, 12/01/14                                        100             90
   Mosaic (A)
     7.375%, 12/01/14                                         75             80
   Nalco
     8.875%, 11/15/13                                        150            154
   Nova Chemicals
     6.500%, 01/15/12                                        150            140
   Polymer Holdings (D) (E)
     12.000%, 07/15/14                                       250            210
   Terra Capital, Ser B
     7.000%, 02/01/17                                        100             99
   -----------------------------------------------------------------------------

   TOTAL CHEMICALS                                                        1,290
   =============================================================================

   CIRCUIT BOARDS [0.1%]
   Viasystems
     10.500%, 01/15/11                                        50             46
   =============================================================================

   COAL MINING [0.5%]
   Alpha Natural Resources
     10.000%, 06/01/12                                       150            157
   =============================================================================

   COMMERCIAL SERVICES [2.1%]
   ARAMARK
     8.500%, 02/01/15                                        100            101
     8.411%, 02/01/15 (C)                                    100             88
   Iron Mountain
     8.750%, 07/15/18                                        150            156
     8.625%, 04/01/13                                        100            101
   Mobile Mini
     6.875%, 05/01/15                                         75             62
   Mobile Services Group
     9.750%, 08/01/14                                        150            140
   Tube City IMS
     9.750%, 02/01/15                                        100             88
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL SERVICES                                                736
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 28
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   COMPUTER SYSTEM DESIGN & SERVICES [0.4%]
   Activant Solutions
     9.500%, 05/01/16                                       $100    $        84
   Unisys
     12.500%, 01/15/16                                        65             64
   -----------------------------------------------------------------------------

   TOTAL COMPUTER SYSTEM DESIGN
     & SERVICES                                                             148
   =============================================================================

   CONGLOMERATE [0.3%]
   KAR Holdings
     8.750%, 05/01/14                                        100             89
   =============================================================================

   CONSUMER PRODUCTS & SERVICES [4.4%]
   Central Garden & Pet
     9.125%, 02/01/13                                        100             81
   Jarden
     7.500%, 05/01/17                                         75             66
   Johnsondiversey Holdings (D)
     10.670%, 05/15/13                                       200            192
   Johnsondiversey, Ser B
     9.625%, 05/15/12                                        150            148
   Libbey Glass (C)
     11.913%, 06/01/11                                       100             98
   MSX International (A)
     12.500%, 04/01/12                                       100             80
   Prestige Brands
     9.250%, 04/15/12                                         90             87
   Sealy Mattress
     8.250%, 06/15/14                                        200            167
   Southern States Cooperative (A)
     10.500%, 11/01/10                                       200            204
   Spectrum Brands
     7.375%, 02/01/15                                        300            195
   Steinway Musical Instruments (A)
     7.000%, 03/01/14                                        100             85
   Visant Holding
     8.750%, 12/01/13                                        100             93
   Yankee Acquisition, Ser B
     9.750%, 02/15/17                                         50             40
   -----------------------------------------------------------------------------

   TOTAL CONSUMER PRODUCTS & SERVICES                                     1,536
   =============================================================================

   CONTAINERS & PACKAGING [2.6%]
   Aleris International
     10.000%, 12/15/16                                        50             32
   Crown Americas
     7.750%, 11/15/15                                        150            154


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   Exopack Holding
     11.250%, 02/01/14                                      $100    $        91
   Graham Packaging
     9.875%, 10/15/14                                        100             84
   Intertape Polymer US
     8.500%, 08/01/14                                         50             42
   Owens Brockway Glass
     Container
     6.750%, 12/01/14                                        150            149
   Plastipak Holdings (A)
     8.500%, 12/15/15                                        100             91
   Solo Cup
     8.500%, 02/15/14                                        200            169
   Stone Container Finance
     7.375%, 07/15/14                                        100             83
   -----------------------------------------------------------------------------

   TOTAL CONTAINERS & PACKAGING                                             895
   =============================================================================

   DIVERSIFIED OPERATIONS [0.8%]
   Bombardier (A)
     8.000%, 11/15/14                                         75             77
   Trinity Industries
     6.500%, 03/15/14                                        200            194
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED OPERATIONS                                             271
   =============================================================================

   EDUCATIONAL SERVICES [0.3%]
   Education Management
     10.250%, 06/01/16                                        60             48
     8.750%, 06/01/14                                         60             50
   -----------------------------------------------------------------------------

   TOTAL EDUCATIONAL SERVICES                                                98
   =============================================================================

   ELECTRIC UTILITIES [5.1%]
   Allegheny Energy Supply
     7.800%, 03/15/11                                        200            212
   Aquila
     7.625%, 11/15/09                                        100            104
   Calpine Generating (B)
     11.070%, 04/01/10                                       200              8
   CMS Energy
     6.875%, 12/15/15                                        150            149
   Edison Mission Energy
     7.000%, 05/15/17                                        150            149
   Energy Future Holdings (A)
     10.875%, 11/01/17                                       550            555
   ESI Tractebel Acquisition, Ser B
     7.990%, 12/30/11                                         51             52
   Mirant North America
     7.375%, 12/31/13                                        150            152

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 29
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   NRG Energy
     7.375%, 02/01/16                                       $100    $        98
   Reliant Energy
     7.625%, 06/15/14                                        200            199
   Sierra Pacific Resources
     8.625%, 03/15/14                                         70             74
   -----------------------------------------------------------------------------

   TOTAL ELECTRIC UTILITIES                                               1,752
   =============================================================================

   ENERGY & POWER [0.4%]
   Aventine Renewable Energy
     Holdings
     10.000%, 04/01/17                                       100             64
   VeraSun Energy (A)
     9.375%, 06/01/17                                        100             69
   -----------------------------------------------------------------------------

   TOTAL ENERGY & POWER                                                     133
   =============================================================================

   ENTERTAINMENT & GAMING [10.5%]
   AMC Entertainment
     11.000%, 02/01/16                                       100             94
   Buffalo Thunder Development
     Authority (A)
     9.375%, 12/15/14                                        100             75
   CCM Merger (A)
     8.000%, 08/01/13                                        175            147
   Choctaw Resort Development
     Enterprise (A)
     7.250%, 11/15/19                                        188            164
   Chukchansi Economic
     Development Authority (A)
     8.000%, 11/15/13                                        150            135
   Circus & Eldorado Joint Venture/
     Silver Legacy Capital
     10.125%, 03/01/12                                       150            151
   Fontainebleau Las Vegas
     Holdings (A)
     10.250%, 06/15/15                                       150            106
   Gaylord Entertainment
     8.000%, 11/15/13                                        100             93
   Greektown Holdings (A)
     10.750%, 12/01/13                                       125            114
   Herbst Gaming
     8.125%, 06/01/12                                        150             27
   Indianapolis Downs & Capital (A)
     11.000%, 11/01/12                                       100             87
   Inn of the Mountain Gods
     Resort & Casino
     12.000%, 11/15/10                                       150            145


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   Isle of Capri Casinos
     7.000%, 03/01/14                                       $200    $       142
   Jacobs Entertainment
     9.750%, 06/15/14                                         75             56
   Mashantucket Western Pequot
     Tribe (A)
     8.500%, 11/15/15                                        150            132
   MGM Mirage
     8.500%, 09/15/10                                        200            206
     6.750%, 09/01/12                                        100             93
     6.000%, 10/01/09                                        100             99
   Mohegan Tribal Gaming
     Authority
     7.125%, 08/15/14                                        150            123
   MTR Gaming Group, Ser B
     9.750%, 04/01/10                                        200            193
   OED/Diamond Jo
     8.750%, 04/15/12                                        100             88
   Penn National Gaming
     6.875%, 12/01/11                                        100             94
   Pinnacle Entertainment (A)
     7.500%, 06/15/15                                        100             79
   San Pasqual Casino (A)
     8.000%, 09/15/13                                        100             93
   Scientific Games
     6.250%, 12/15/12                                        100             93
   Seminole Hard Rock
     Entertainment (A) (C)
     7.848%, 03/15/14                                        100             79
   Seneca Gaming
     7.250%, 05/01/12                                        100             94
   Shingle Springs Tribal Gaming
     Authority (A)
     9.375%, 06/15/15                                        100             89
   Snoqualmie Entertainment
     Authority (A)
     9.150%, 02/01/14                                        100             82
   Speedway Motorsports
     6.750%, 06/01/13                                        100             98
   Tunica-Biloxi Gaming
     Authority (A)
     9.000%, 11/15/15                                        125            121
   Waterford Gaming (A)
     8.625%, 09/15/14                                         92             88
   Wynn Las Vegas Capital (A)
     6.625%, 12/01/14                                        175            168
   -----------------------------------------------------------------------------

   TOTAL ENTERTAINMENT & GAMING                                           3,648
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 30
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   FINANCIAL SERVICES [2.4%]
   Ford Motor Credit
      7.375%, 10/28/09                                      $200    $       182
      7.375%, 02/01/11                                       200            167
   GMAC
      6.875%, 08/28/12                                       100             76
      6.750%, 12/01/14                                       425            301
   TECO Finance, MTN (A)
      6.572%, 11/01/17                                       100            101
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                                 827
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [2.2%]
   Alliance One International
      8.500%, 05/15/12                                        75             70
   Beverages & More (A)
      9.250%, 03/01/12                                       100             94
   Chiquita Brands International
      7.500%, 11/01/14                                       100             85
   Constellation Brands
      8.375%, 12/15/14                                       150            155
   Del Monte
      8.625%, 12/15/12                                        50             51
   Land O' Lakes
      8.750%, 11/15/11                                         6              6
   Leiner Health Products (B)
      11.000%, 06/01/12                                      100             --
   Le-Nature's (A) (B)
      9.000%, 06/15/13                                       150             33
   National Beef Packing
      10.500%, 08/01/11                                      100             95
   Pilgrim's Pride
      8.375%, 05/01/17                                       100             88
   Smithfield Foods, Ser B
      8.000%, 10/15/09                                       100            102
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                           779
   =============================================================================

   GAS/NATURAL GAS [2.2%]
   Colorado Interstate Gas
      6.800%, 11/15/15                                       150            155
   El Paso
      7.000%, 05/15/11                                       275            279
      7.000%, 06/15/17                                       150            154
   Targa Resources
      8.500%, 11/01/13                                       200            184

   -----------------------------------------------------------------------------

   TOTAL GAS/NATURAL GAS                                                    772
   =============================================================================

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   INSURANCE [0.3%]
   USI Holdings (A) (C)
      9.230%, 11/15/14                                      $125    $        90
   =============================================================================

   MACHINERY [1.1%]
   Baldor Electric
      8.625%, 02/15/17                                       125            124
   Terex
      8.000%, 11/15/17                                        50             50
      7.375%, 01/15/14                                       100             99
   Trimas
      9.875%, 06/15/12                                       115            100
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                          373
   =============================================================================

   MEDICAL PRODUCTS & SERVICES [2.2%]
   Advanced Medical Optics
      7.500%, 05/01/17                                       100             86
   Bio-Rad Laboratories
      7.500%, 08/15/13                                       100            100
   Community Health Systems
      8.875%, 07/15/15                                       150            151
   HCA
      9.250%, 11/15/16                                        50             52
      5.750%, 03/15/14                                       100             82
   ReAble Therapeutics Finance (A)
      10.875%, 11/15/14                                       25             24
   Tenet Healthcare
      9.250%, 02/01/15                                       200            187
   Vanguard Health Holding II
      9.000%, 10/01/14                                       100             96
   -----------------------------------------------------------------------------

   TOTAL MEDICAL PRODUCTS & SERVICES                                        778
   =============================================================================

   METALS & MINING [1.5%]
   American Rock Salt
      9.500%, 03/15/14                                       150            153
   Freeport-McMoRan Copper & Gold
      8.250%, 04/01/15                                       125            132
   Noranda Aluminum Acquisition (A)
      9.360%, 05/15/15                                       150            118
   Novelis
      7.250%, 02/15/15                                       150            133
   -----------------------------------------------------------------------------

   TOTAL METALS & MINING                                                    536
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 31
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   MISCELLANEOUS BUSINESS SERVICES [2.0%]
   Affinion Group
      11.500%, 10/15/15                                     $150    $       145
   Allied Security Escrow
      11.375%, 07/15/11                                      150            129
   Carriage Services
      7.875%, 01/15/15                                       200            194
   Compagnie Generale de
      Geophysique
      7.500%, 05/15/15                                       100            101
   Lamar Media
      6.625%, 08/15/15                                       100             88
   MCBC Holdings (A) (C)
      11.521%, 10/15/14                                       50             45
   -----------------------------------------------------------------------------

   TOTAL MISCELLANEOUS BUSINESS SERVICES                                    702
   =============================================================================

   MISCELLANEOUS MANUFACTURING [2.9%]
   AGY Holding (A)
      11.000%, 11/15/14                                      100             90
   Altra Industrial Motion
      9.000%, 12/01/11                                       100             94
   American Railcar Industries
      7.500%, 03/01/14                                        50             44
   Coleman Cable
      9.875%, 10/01/12                                       100             83
   Dresser-Rand Group
      7.375%, 11/01/14                                       133            130
   General Cable
      7.125%, 04/01/17                                       100             96
   Hawker Beechcraft Acquisition
      8.500%, 04/01/15                                       100            103
   Koppers Holdings (C)
      9.875%, 11/15/14                                       250            217
   MAAX
      9.750%, 06/15/12                                       200             44
   Mueller Water Products
      7.375%, 06/01/17                                       100             86
   -----------------------------------------------------------------------------

   TOTAL MISCELLANEOUS MANUFACTURING                                        987
   =============================================================================

   PAPER & RELATED PRODUCTS [3.4%]
   Abitibi-Consolidated of Canada (A)
      13.750%, 04/01/11                                      100            102
   Appleton Papers, Ser B
      9.750%, 06/15/14                                       100             95
   Catalyst Paper
      7.375%, 03/01/14                                       250            188
   Cellu Tissue Holdings
      9.750%, 03/15/10                                       100             92


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   Domtar
      7.125%, 08/15/15                                      $150    $       141
   Georgia-Pacific
      7.700%, 06/15/15                                       100             94
   Newark Group
      9.750%, 03/15/14                                       200            160
   Norampac Industries
      6.750%, 06/01/13                                       100             85
   Smurfit Kappa Funding
      7.750%, 04/01/15                                       150            131
   Verso Paper Holdings
      9.125%, 08/01/14                                       100             97
   -----------------------------------------------------------------------------

   TOTAL PAPER & RELATED PRODUCTS                                         1,185
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [10.8%]
   Atlas Pipeline Partners
      8.125%, 12/15/15                                       200            203
   Chesapeake Energy
      6.875%, 01/15/16                                       100             99
      6.250%, 01/15/18                                       100             95
   Cimarex Energy
      7.125%, 05/01/17                                       100             99
   Clayton Williams Energy
      7.750%, 08/01/13                                       150            130
   Comstock Resources
      6.875%, 03/01/12                                       150            144
   Dynegy Holdings
      7.750%, 06/01/19                                       100             93
      6.875%, 04/01/11                                       100             98
   Forest Oil
      8.000%, 06/15/08                                       150            151
      8.000%, 12/15/11                                       100            104
   Frontier Oil (A)
      6.625%, 10/01/11                                       150            148
   Helix Energy Solutions Group (A)
      9.500%, 01/15/16                                       100            100
   MarkWest Energy Partners, Ser B
      8.500%, 07/15/16                                       150            151
   Newfield Exploration
      6.625%, 09/01/14                                       150            148
   OPTI Canada
      7.875%, 12/15/14                                       100             98
   Pacific Energy Partners
      7.125%, 06/15/14                                       100            106
   Parker Drilling
      9.625%, 10/01/13                                       150            158
   Petroplus Finance (A)
      7.000%, 05/01/17                                       150            134
   Plains Exploration & Production
      7.750%, 06/15/15                                       150            150

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 32
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   Pride International
      7.375%, 07/15/14                                      $100    $       104
   Regency Energy Partners
      8.375%, 12/15/13                                        65             66
   SemGroup (A)
      8.750%, 11/15/15                                       175            160
   Southern Star Central
      6.750%, 03/01/16                                       100             96
   Southwestern Energy (A)
      7.500%, 02/01/18                                       100            104
   Swift Energy
      7.625%, 07/15/11                                       100             99
   Tesoro
      6.625%, 11/01/15                                       100             93
   Whiting Petroleum
      7.000%, 02/01/14                                       300            297
   Williams
      7.625%, 07/15/19                                        50             53
      6.375%, 10/01/10 (A)                                   150            154
   Williams Partners
      7.250%, 02/01/17                                       100            101
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                        3,736
   =============================================================================

   PRINTING & PUBLISHING [2.6%]
   Dex Media (D)
      8.647%, 11/15/13                                       200            144
   Dex Media West, Ser B
      8.500%, 08/15/10                                       100             97
   Idearc
      8.000%, 11/15/16                                       150             97
   MediMedia USA (A)
      11.375%, 11/15/14                                       50             52
   R.H. Donnelley
      6.875%, 01/15/13                                       200            122
   R.H. Donnelley, Ser A-2
      6.875%, 01/15/13                                        50             31
   Reader's Digest Association (A)
      9.000%, 02/15/17                                        75             50
   Sheridan Group
      10.250%, 08/15/11                                      150            132
   Valassis Communications
      8.250%, 03/01/15                                       140            115
   Warner Music Group
      7.375%, 04/15/14                                       100             77
   -----------------------------------------------------------------------------

   TOTAL PRINTING & PUBLISHING                                              917
   =============================================================================

   REAL ESTATE [0.2%]
   Realogy
      10.500%, 04/15/14                                      100             67
   =============================================================================


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   REAL ESTATE INVESTMENT TRUSTS [0.4%]
   Host Marriott, Ser O
      6.375%, 03/15/15                                      $150    $       140
   =============================================================================

   RETAIL [2.8%]
   Buffets (B)
      12.500%, 11/01/14                                      100              3
   Claire's Stores
      9.625%, 06/01/15                                       100             51
   Group 1 Automotive
      8.250%, 08/15/13                                       100             94
   Landry's Restaurants
      9.500%, 12/15/14                                       100             97
   Leslie's Poolmart
      7.750%, 02/01/13                                       100             91
   NPC International
      9.500%, 05/01/14                                       100             90
   OSI Restaurant Partners (A)
      10.000%, 06/15/15                                      100             63
   Penske Auto Group
      7.750%, 12/15/16                                       100             87
   Rare Restaurant Group (A)
      9.250%, 05/15/14                                       100             83
   Rite Aid
      8.125%, 05/01/10                                       100             98
   Sbarro
      10.375%, 02/01/15                                       50             42
   Suburban Propane Partners
      6.875%, 12/15/13                                       100             98
   True Temper Sports
      8.375%, 09/15/11                                       150             90
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                             987
   =============================================================================

   RUBBER & PLASTIC [0.7%]
   Cooper Tire & Rubber
      8.000%, 12/15/19                                       100             93
   Cooper-Standard Automotive
      8.375%, 12/15/14                                        50             38
   Goodyear Tire & Rubber
      9.000%, 07/01/15                                        98            104
   -----------------------------------------------------------------------------

   TOTAL RUBBER & PLASTIC                                                   235
   =============================================================================

   SEMICONDUCTORS [1.1%]
   Amkor Technology
      9.250%, 06/01/16                                       100             96
   Flextronics International
      6.250%, 11/15/14                                       100             92
   Freescale Semiconductor
      10.125%, 12/15/16                                      150            101

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 33
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   Sensata Technologies
      8.000%, 05/01/14                                      $100    $        88
   -----------------------------------------------------------------------------

   TOTAL SEMICONDUCTORS                                                     377
   =============================================================================

   STEEL & STEEL WORKS [1.5%]
   AK Steel
      7.750%, 06/15/12                                       150            151
   ArcelorMittal USA
      6.500%, 04/15/14                                       150            154
   Gerdau Ameristeel
      10.375%, 07/15/11                                      100            105
   Ryerson (A)
      12.000%, 11/01/15                                       75             71
   Steel Dynamics (A)
      7.375%, 11/01/12                                        50             51
   -----------------------------------------------------------------------------

   TOTAL STEEL & STEEL WORKS                                                532
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [5.8%]
   American Tower
      7.125%, 10/15/12                                       150            153
   Broadview Networks Holdings
      11.375%, 09/01/12                                      100             95
   Centennial Communications
      10.125%, 06/15/13                                      100             99
      8.125%, 02/01/14                                        50             47
   Cincinnati Bell
      8.375%, 01/15/14                                       150            141
   Citizens Communications
      7.125%, 03/15/19                                       100             87
   Fairpoint Communications (A)
      13.125%, 04/01/18                                      100             96
   Intelsat
      9.000%, 08/15/14                                        96             97
   Level 3 Financing
      9.250%, 11/01/14                                       125            102
   MetroPCS Wireless
      9.250%, 11/01/14                                       100             92
   Nordic Telephone (A)
      8.875%, 05/01/16                                        50             48
   Qwest
      7.625%, 06/15/15                                       289            282
   Radio One
      8.875%, 07/01/11                                       100             81
   Rogers Wireless
      9.625%, 05/01/11                                       100            111
      7.250%, 12/15/12                                        50             54
   Suncom Wireless
      8.500%, 06/01/13                                       150            156


DESCRIPTION                             FACE AMOUNT (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Time Warner Telecom Holdings
      9.250%, 02/15/14                                      $100    $       101
   Virgin Media Finance
      9.125%, 08/15/16                                       150            134
   West
      11.000%, 10/15/16                                       55             46
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  2,022
   =============================================================================

   TRANSPORTATION SERVICES [2.2%]
   Kansas City Southern Railway
      9.500%, 10/01/08                                       100            101
   Navios Maritime Holdings
      9.500%, 12/15/14                                       100            100
   Pegasus Solutions (A)
      10.500%, 04/15/15                                      100             80
   Ship Finance International
      8.500%, 12/15/13                                       200            203
   Stena
      7.000%, 12/01/16                                       200            190
   Swift Transportation (A) (C)
      12.619%, 05/15/15                                      200             80
   -----------------------------------------------------------------------------

   TOTAL TRANSPORTATION SERVICES                                            754
   =============================================================================

   WASTE DISPOSAL [0.9%]
   Allied Waste North America, Ser B
      7.125%, 05/15/16                                       225            224
   Waste Services
      9.500%, 04/15/14                                       100             96
   -----------------------------------------------------------------------------

   TOTAL WASTE DISPOSAL                                                     320
   =============================================================================

         TOTAL CORPORATE BONDS
            (Cost $36,968)                                               33,449
         =======================================================================

COMMON STOCK [0.2%]
   BROADCASTING & CABLE [0.2%]
   Olympus* (E)                                            8,500              9
   Time Warner Cable, Cl A*                                1,967             49
   -----------------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                                58
   =============================================================================

   BUILDING & CONSTRUCTION SUPPLIES [0.0%]
   Dayton Superior*                                          149              1
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 34
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONCLUDED)


DESCRIPTION                             SHARES/FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   PAPER & FOREST PRODUCTS [0.0%]
   Tembec*                                                 5,625    $        20
   =============================================================================

         TOTAL COMMON STOCK
            (Cost $221)                                                      79
         =======================================================================

CASH EQUIVALENTS [1.3%]
   Evergreen Select Money Market
      Fund, Institutional Class,
      5.250%**                                           223,303            224
   Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 3.140%**                                     223,303            223
   -----------------------------------------------------------------------------

         TOTAL CASH EQUIVALENTS
            (Cost $447)                                                     447
         =======================================================================

COMMERCIAL PAPER [0.3%]
   Hawker Beechcraf
      9.750%, 04/01/17                                       $75             80
   -----------------------------------------------------------------------------

         TOTAL COMMERCIAL PAPER
            (Cost $80)                                                       80
         =======================================================================

         TOTAL INVESTMENTS [98.2%]
            (Cost $37,716)                                          $    34,055
         =======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $34,689 ($ THOUSANDS).

* NON-INCOME PRODUCING SECURITY.

** THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $5,871 (000), REPRESENTING 16.9% OF THE NET ASSETS OF THE FUND.

(B) IN DEFAULT ON INTEREST PAYMENTS. RATE SHOWN REPRESENTS THE LAST COUPON RATE PRIOR TO DEFAULT.

(C) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT ON MARCH, 31, 2008.

(D) STEP BOND -- THE RATE REPORTED IS THE RATE IN EFFECT ON MARCH 31, 2008. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(E)   SECURITY IS FAIR VALUED.

CL -- CLASS
MTN -- MEDIUM TERM NOTE
SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 35
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND

TYPE OF SECURITY WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Commercial Paper                                                           44.9%
Repurchase Agreements                                                      24.8%
Certificates of Deposit                                                    12.4%
Corporate Bonds                                                            10.5%
U.S. Government Agency Obligations                                          7.3%
Cash Equivalent                                                             0.1%

*     Percentages are based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (A) [44.9%]
   AGRICULTURAL PRODUCTS [1.1%]
   Archer Daniels
      2.830%, 07/21/08                                  $ 27,800    $    27,560
   =============================================================================

   BANKS [22.5%]
   Bank of America
      2.630%, 09/11/08                                    50,000         49,413
   Bank of Ireland (B)
      3.029%, 07/07/08                                    50,000         49,597
   BNP Paribas
      2.936%, 07/08/08                                    50,000         49,605
   Depfa Bank (B)
      2.943%, 08/19/08                                    50,000         49,436
   HSBC
      2.940%, 06/04/08                                    50,000         49,741
   Lloyds Bank
      4.744%, 04/28/08                                    40,000         39,861
   Natexis (B)
      2.964%, 07/07/08                                    50,000         49,605
   Rabobank USA
      2.666%, 06/02/08                                    50,000         49,772
   UBS Finance
      2.967%, 05/01/08                                    50,000         49,877
   Wells Fargo
      2.427%, 04/30/08                                    75,000         74,854
   Westpac Banking
      4.693%, 01/02/09                                    40,000         40,000
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                          551,761
   =============================================================================

   CONSUMER PRODUCTS [2.3%]
   Kimberly-Clark (B)
      2.204%, 04/24/08                                    55,700         55,622
   =============================================================================

   DIVERSIFIED MANUFACTURING [2.0%]
   Siemens Capital
      2.263%, 06/12/08                                    50,000         49,775
   =============================================================================

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   FINANCE AUTO LOANS [1.6%]
   Toyota Motor Credit
      4.583%, 04/30/08                                  $ 40,000    $    39,856
   =============================================================================

   FINANCIAL SERVICES [6.1%]
   American Express
      2.500%, 09/17/08                                    50,000         49,420
   Dexia Delaware
      3.328%, 04/22/08                                    50,000         49,904
   General Electric Capital
      2.625%, 10/30/08                                    50,000         49,240
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                             148,564
   =============================================================================

   PERSONAL CREDIT INSTITUTION [2.0%]
   ING Funding
      2.665%, 09/08/08                                    48,200         47,637
   =============================================================================

   PHARMACEUTICALS [3.3%]
   Astrazeneca (B)
      2.994%, 07/31/08                                    37,570         37,197
   Pfizer (B)
      4.494%, 05/22/08                                    45,000         44,720
   -----------------------------------------------------------------------------

   TOTAL PHARMACEUTICALS                                                 81,917
   =============================================================================

   SECURITY BROKERS & DEALERS [4.0%]
   Citigroup Funding
      4.828%, 06/25/08                                    50,000         49,445
   Merrill Lynch
      3.031%, 09/18/08                                    50,000         49,296
   -----------------------------------------------------------------------------

   TOTAL SECURITY BROKERS & DEALERS                                      98,741
   =============================================================================

         TOTAL COMMERCIAL PAPER
            (Cost $1,101,433)                                         1,101,433
         =======================================================================

CORPORATE BONDS [10.5%]
   BANKS [6.5%]
   ANZ National International, MTN (B)
      4.265%, 05/16/08                                    40,000         39,976
   Barclays (C)
      3.376%, 02/05/09                                    50,000         50,000
   KeyBank
      6.500%, 04/15/08                                    18,927         18,935

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 36
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   National Australian Bank, MTN (B) (C)
      3.270%, 02/19/09                                  $ 50,000    $    50,000
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                          158,911
   =============================================================================

   FINANCIAL SERVICES [2.6%]
   American Honda, MTN (B) (C)
      3.058%, 05/12/08                                    30,000         30,022
      3.225%, 02/05/09                                    35,000         35,000
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                              65,022
   =============================================================================

   INSURANCE [0.5%]
   Metropolitan Life Global
      Funding I (B)
      2.600%, 06/19/08                                    12,000         11,932
   =============================================================================

   SECURITY BROKERS & DEALERS [0.9%]
   Credit Suisse USA (C)
      3.186%, 06/02/08                                    22,000         22,004
   =============================================================================

         TOTAL CORPORATE BONDS
            (Cost $257,869)                                             257,869
         =======================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [7.3%]
   FHLB
      5.125%, 07/23/08                                     8,275          8,285
   FHLB DN (D)
      2.133%, 04/18/08                                    75,000         74,931
      4.226%, 05/21/08                                    25,000         24,856
      3.863%, 12/23/08                                    47,729         46,417
   FHLMC DN (D)
      4.322%, 04/28/08                                    25,000         24,921
   -----------------------------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $179,410)                                             179,410
         =======================================================================

CERTIFICATES OF DEPOSIT [12.4%]
   Bank of America (B)
      3.010%, 04/01/08                                    50,000         50,000
   Bank of Ireland
      2.869%, 01/26/09                                    50,000         50,000
   Bank of Nova Scotia
      3.000%, 05/01/08                                    50,000         49,998
   Deutsche Bank
      3.050%, 04/30/08                                    50,000         50,000


DESCRIPTION                             FACE AMOUNT (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Royal Bank of Scotland
      3.100%, 05/07/08                                  $ 50,000    $    50,002
   Toronto Dominion Bank
      2.610%, 10/20/08                                    53,500         53,544
   -----------------------------------------------------------------------------

         TOTAL CERTIFICATES OF DEPOSIT
            (Cost $303,544)                                             303,544
         =======================================================================

CASH EQUIVALENT [0.1%]
   Goldman Sachs Financial
      Square Funds-Government
      Fund, 2.640%*                                    2,872,158          2,872
   -----------------------------------------------------------------------------

         TOTAL CASH EQUIVALENT
            (Cost $2,872)                                                 2,872
         =======================================================================

REPURCHASE AGREEMENTS (E) [24.9%]
   Barclays
      2.300%, dated 03/31/08,
      repurchased on 04/01/08,
      repurchase price $259,516,515
      (collateralized by U.S.
      Government agency
      obligations, ranging in par
      value $8,457,000-
      $105,690,000, 3.500%-
      5.410%, 02/05/10-01/13/23;
      with total market value
      $284,690,140)                                      259,500        259,500
   Deutsche Bank
      2.250%, dated 03/31/08,
      repurchased on 04/01/08,
      repurchase price $150,009,375
      (collateralized by U.S.
      Government agency
      obligations, ranging in par
      value $30,809,000-
      $59,000,000, 1.847%-
      4.750%,04/16/08-01/15/26;
      with total market
      value $153,000,085)                                150,000        150,000

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 37
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   JPMorgan Chase
      2.450%, dated 03/31/08,
      repurchased on 04/01/08,
      repurchase price $204,013,611
      (collateralized by U.S.
      Government agency
      obligations, ranging in par
      value $12,575,000-
      $90,000,000, 4.875%-
      5.500%, 01/14/11-10/15/20;
      with total market value
      $204,000,974)                                     $200,000    $   200,000
   -----------------------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENTS
            (Cost $609,500)                                             609,500
         =======================================================================

         TOTAL INVESTMENTS [100.1%]
            (Cost $2,454,628)                                       $ 2,454,628
         =======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $2,453,259 ($ THOUSANDS).

*     THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $503,107(000), REPRESENTING 20.5% OF THE NET ASSETS OF THE FUND.

(C) FLOATING RATE SECURITY. THE RATE REPORTED IS THE RATE IN EFFECT ON MARCH, 31, 2008.

(D) ZERO COUPON SECURITY. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(E)   TRI-PARTY REPURCHASE AGREEMENT.

DN -- DISCOUNT NOTE
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
MTN -- MEDIUM TERM NOTE

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 38
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

TYPE OF SECURITY WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

U.S. Government Agency Obligations                                        71.8%
Repurchase Agreements                                                     28.2%

*     Percentages are based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [71.8%]
   FAMC, MTN
      4.700%, 10/16/08                                  $ 10,000    $    10,000
   FFCB
      3.000%, 04/15/08                                     1,800          1,798
      3.375%, 07/15/08                                    12,000         11,939
   FHLB
      4.125%, 04/18/08                                    99,630         99,601
      4.350%, 04/28/08                                    22,710         22,710
      4.800%, 05/02/08                                    25,000         24,996
      4.300%, 06/03/08                                    17,550         17,550
      2.750%, 06/06/08                                    50,000         50,000
      4.750%, 06/11/08                                    25,000         25,013
      5.125%, 06/18/08                                    25,240         25,273
      2.700%, 07/07/08                                    50,000         50,000
      2.700%, 07/08/08                                    50,000         50,101
      5.000%, 07/16/08                                    25,000         25,037
      5.125%, 07/23/08                                    50,000         50,060
      2.600%, 08/06/08                                    25,000         25,000
      5.125%, 08/08/08                                   100,000        100,541
      5.250%, 08/14/08                                    25,000         25,111
      2.935%, 08/15/08 (A)                                20,000         20,005
      3.875%, 08/22/08                                    50,000         50,262
      5.250%, 12/24/08                                    40,000         40,604
      2.900%, 03/17/09                                    50,000         50,000
   FHLB DN (B)
      1.953%, 04/01/08                                   213,995        213,995
      1.751%, 04/02/08                                   100,000         99,995
      2.262%, 04/11/08                                   200,000        199,875
      1.927%, 04/15/08                                   200,000        199,850
      1.847%, 04/16/08                                   190,674        190,527
      2.133%, 04/18/08                                    39,000         38,961
      2.134%, 04/23/08                                   100,000         99,870
      2.003%, 04/25/08                                   100,000         99,867
      2.004%, 04/30/08                                   150,000        149,758
      2.719%, 05/14/08                                    50,000         49,839
      5.214%, 06/13/08                                    12,533         12,407
      2.563%, 08/13/08                                    50,000         49,529
      2.051%, 09/19/08                                    49,000         48,527
   FHLMC DN (B)
      2.641%, 05/09/08                                    23,000         22,936
      3.522%, 11/10/08                                    50,000         48,941
   FNMA
      4.000%, 07/25/08                                    14,500         14,464
      5.000%, 09/15/08                                    47,565         47,676
   FNMA DN (B)
      2.207%, 05/07/08                                   108,400        108,162
   -----------------------------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $2,470,780)                                         2,470,780
         =======================================================================

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (C) [28.1%]
   Barclays
      2.300%, dated 03/31/08,
      repurchased on 04/01/08,
      repurchase price $444,228,379
      (collateralized by U.S.
      Government agency
      obligations, ranging in par
      value $28,935,000-
      $96,117,000, 4.750%-5.375%,
      01/16/09-02/15/17; with
      total market value
      $453,084,007)                                     $444,200    $   444,200
   Deutsche Bank
      2.250%, dated 03/31/08,
      repurchased on 04/01/08,
      repurchase price $425,026,563
      (collateralized by U.S.
      Government agency
      obligations, ranging in par
      value $2,070,000-
      $187,499,500, 4.700%-6.000%,
      05/15/08-12/11/25; with
      total market value
      $433,500,005)                                      425,000        425,000
   UBS Warburg
      2.300%, dated 03/31/08,
      repurchased on 04/01/08,
      repurchase price $100,006,389
      (collateralized by a Freddie Mac
      obligation, par value
      $102,035,000, 4.170%,
      04/07/08; with total market
      value $102,004,390)                                100,000        100,000
   -----------------------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENTS
            (Cost $969,200)                                             969,200
         =======================================================================

         TOTAL INVESTMENTS [99.9%]
            (Cost $3,439,980)                                       $ 3,439,980
         =======================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $3,443,188 ($ THOUSANDS).

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) ZERO COUPON SECURITY. THE RATE REPORTING IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C)   TRI-PARTY REPURCHASE AGREEMENT.

DN -- DISCOUNT NOTE
FAMC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN  -- MEDIUM TERM NOTE

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 39
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND

ISSUER INDUSTRY WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

General Obligation                                                        18.4%
Education                                                                 12.8%
Water                                                                     11.5%
Power                                                                     11.4%
General Revenue                                                           11.2%
Industrial Development                                                     8.6%
Transportation                                                             8.5%
Healthcare                                                                 5.4%
Utilities                                                                  5.0%
Public Facilities                                                          4.0%
Short-Term Investment                                                      1.5%
Housing                                                                    1.4%
Equipment                                                                  0.3%

*     Percentages based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS [89.9%]
   CALIFORNIA [83.8%]
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Public Policy Institute,
      Ser A, RB (A) (B) (C)
      2.050%, 11/01/31                                   $ 2,870    $     2,870
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Ser C, COP (A) (B) (C)
      0.920%, 10/01/27                                     5,120          5,120
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Ser D, COP (A) (B) (C)
      0.920%, 10/01/27                                     2,840          2,840
   Anaheim, Multi-Family
      Housing Authority, Heritage
      Village Apartments Project,
      Ser A, RB (A) (B) (E)
      1.940%, 07/15/33                                     4,685          4,685
   Berkeley, YMCA Project, RB
      1.900%, 06/01/23                                     1,795          1,795
   California State, Bay Area
      Governments Association,
      Windemere Ranch
      Assessment Project, Ser 1, SAB
      Pre-Refunded @ 102 (D)
      7.300%, 09/02/08                                     9,865         10,222
   California State, Bay Area Toll
      Authority, San Francisco Bay
      Area Project, Ser B, RB,
      AMBAC (A) (B)
      3.250%, 04/01/39                                     4,500          4,500


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   California State, Bay Area Toll
      Authority, San Francisco Bay
      Area Project, Ser B-1, RB,
      AMBAC (A) (B)
      3.250%, 04/01/45                                   $10,285    $    10,285
   California State, Bay Area Toll
      Authority, San Francisco Bay
      Area Project, Ser G-2, RB,
      AMBAC (A) (B)
      2.450%, 04/01/47                                     4,800          4,800
   California State, Community
      College Financing Authority,
      Ser A, TRAN
      4.500%, 06/30/08                                     7,500          7,515
   California State, Daily
      Kindergarten University
      Project, Ser A-1, GO
      (A) (B) (C)
      0.900%, 05/01/34                                    13,600         13,600
   California State, Daily
      Kindergarten University
      Project, Ser A-2, GO
      (A) (B) (C)
      1.050%, 05/01/34                                     6,730          6,730
   California State, Daily
      Kindergarten University
      Project, Ser A-3, GO
      (A) (B) (C)
      1.400%, 05/01/34                                     2,200          2,200
   California State, Daily
      Kindergarten University
      Project, Ser B-1, GO
      (A) (B) (C)
      0.900%, 05/01/34                                     1,700          1,700
   California State, Daily
      Kindergarten University
      Project, Ser B-3, GO
      (A) (B) (C)
      1.090%, 05/01/34                                     2,300          2,300
   California State, Department of
      Water Resource & Power,
      Ser B-1, RB (A) (B) (C)
      0.900%, 05/01/22                                     7,870          7,870
   California State, Department of
      Water Resource & Power,
      Ser B-5, RB (A) (B) (C)
      0.920%, 05/01/22                                     1,000          1,000
   California State, Department of
      Water Resource & Power,
      Ser B-6, RB (A) (B) (C)
      1.090%, 05/01/22                                     1,725          1,725

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 40
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   California State, Department of
      Water Resource & Power,
      Ser C-15, RB (A) (B) (C)
      1.600%, 05/01/22                                   $ 5,000    $     5,000
   California State, Department of
      Water Resource & Power,
      Sub-Ser F-2, RB (A) (B) (C)
      0.900%, 05/01/20                                    11,655         11,655
   California State, Department of
      Water Resource & Power,
      Sub-Ser F-3, RB (A) (B) (C)
      0.900%, 05/01/21                                     1,600          1,600
   California State, Department of
      Water Resource & Power,
      Sub-Ser F-4, RB (A) (B) (C)
      0.900%, 05/01/22                                     6,775          6,775
   California State, Department of
      Water Resource & Power,
      Sub-Ser G-1, RB (A) (B) (C)
      1.720%, 05/01/11                                     1,000          1,000
   California State, Department of
      Water Resource & Power,
      Sub-Ser G-3, RB, FSA (B) (C)
      1.750%, 05/01/16                                    11,050         11,050
   California State, Department of
      Water Resource & Power,
      Sub-Ser G-4, RB, FSA (B) (C)
      1.900%, 05/01/16                                    10,000         10,000
   California State, Department of
      Water Resources, Ser C-7, RB,
      FSA (B) (C)
      1.750%, 05/01/22                                     4,100          4,100
   California State, Department of
      Water Resources, Sub-Ser F-1,
      RB (A) (B) (C)
      1.087%, 05/01/19                                     2,300          2,300
   California State, Economic
      Development Financing
      Authority, KQED
      Incorporated Project,
      RB (A) (B) (C)
      1.950%, 04/01/20                                     1,200          1,200
   California State, Economic
      Recovery Authority, Ser C,
      GO (B) (C)
      0.920%, 07/01/23                                    16,335         16,335
   California State, Economic
      Recovery Authority,
      Ser C-1, GO (B) (C)
      1.400%, 07/01/23                                    13,590         13,590


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   California State, Economic
      Recovery Authority,
      Ser C-16, GO, FSA (B) (C)
      1.750%, 07/01/23                                   $ 3,700    $     3,700
   California State, Economic
      Recovery Authority,
      Ser C-4, GO (B) (C)
      1.050%, 07/01/23                                    12,780         12,780
   California State, Educational
      Facilities Authority, Chapman
      University Project, RB
      (A) (B) (C)
      1.950%, 12/01/30                                     1,000          1,000
   California State, Educational
      Facilities Authority, Stanford
      University Project,
      Ser S-4, RB (B) (C)
      0.800%, 11/01/50                                     2,700          2,700
   California State, Educational
      Facilities Authority, University
      of San Francisco Project,
      RB (A) (B) (C)
      1.900%, 05/01/30                                     5,100          5,100
   California State, Health Facilities
      Financing Authority, Adventist
      Health Systems Project, Ser B,
      RB (A) (B) (C)
      0.900%, 09/01/25                                     4,400          4,400
   California State, Health Facilities
      Financing Authority, Adventist
      Hospital Project, Ser A, RB,
      MBIA (B) (C)
      1.850%, 09/01/28                                    10,990         10,990
   California State, Health Facilities
      Financing Authority, Adventist
      Hospital Project, Ser B, RB,
      MBIA (B) (C)
      1.850%, 09/01/28                                     6,135          6,135
   California State, Health Facilities
      Financing Authority, Catholic
      Healthcare Project, Ser B, RB,
      MBIA (B) (C)
      3.250%, 07/01/16                                     5,570          5,570
   California State, Health Facilities
      Financing Authority, Catholic
      Healthcare Project, Ser C, RB,
      MBIA (B) (C)
      3.250%, 07/01/20                                    13,150         13,150

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 41
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   California State, Infrastructure
      & Economic Authority,
      Contemporary Jewish
      Museum Project, RB
      (A) (B) (C)
      0.900%, 12/01/36                                   $ 5,000    $     5,000
   California State, Infrastructure &
      Economic Authority, India
      Community Center Project,
      RB (A) (B) (C)
      0.900%, 12/01/36                                     1,700          1,700
   California State, Infrastructure &
      Economic Authority, J Paul
      Getty Trust Project,
      Ser B, RB (B) (C)
      0.900%, 10/01/23                                     7,190          7,190
   California State, Infrastructure
      & Economic Authority,
      J Paul Getty Trust Project,
      Ser B, RB (B) (C)
      0.800%, 04/01/33                                     6,200          6,200
   California State, Infrastructure
      & Economic Authority,
      J Paul Getty Trust Project,
      Ser D, RB (B) (C)
      0.900%, 04/01/33                                     3,700          3,700
   California State, Infrastructure &
      Economic Authority, RAND
      Corporation Project, Ser B,
      RB, AMBAC (B) (C)
      1.750%, 04/01/42                                     6,935          6,935
   California State, RAN
      4.000%, 06/30/08                                    19,000         19,035
   California State, Ser A-1,
      GO (A) (B) (C)
      1.400%, 05/01/33                                     4,050          4,050
   California State, Ser A-2,
      GO (A) (B) (C)
      0.850%, 05/01/33                                    18,350         18,350
   California State, Ser A-3,
      GO (A) (B) (C)
      0.920%, 05/01/33                                     4,700          4,700
   California State, Ser B,
      Sub-Ser B-6,
      GO (A) (B) (C)
      0.900%, 05/01/40                                    14,655         14,655
   California State, Ser B,
      Sub-Ser B-7,
      GO (A) (B) (C)
      0.900%, 05/01/40                                    19,075         19,075


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   California State, Ser B-1,
      GO (A) (B) (C)
      1.770%, 05/01/33                                   $ 7,000    $     7,000
   California State, Ser B-3,
      GO (A) (B) (C)
      1.930%, 05/01/33                                     6,100          6,100
   California State, Ser C-2,
      GO (A) (B) (C)
      1.950%, 05/01/33                                     7,700          7,700
   California State, Sub-Ser B-3,
      GO (A) (B) (C)
      1.600%, 05/01/40                                     3,145          3,145
   California State, Sub-Ser B-4,
      GO (A) (B) (C)
      1.700%, 05/01/40                                     6,480          6,480
   California State, Weekly
      Kindergarten University
      Project, Ser A-8, GO
      (A) (B) (C)
      1.750%, 05/01/34                                    12,400         12,400
   California State, Weekly
      Kindergarten University
      Project, Ser B-5, GO
      (A) (B) (C)
      1.950%, 05/01/34                                    11,825         11,825
   California Statewide,
      Communities
      Development Authority,
      Masters College Project, RB
      (A) (B) (C)
      1.950%, 02/01/37                                     3,000          3,000
   California Statewide,
      Communities Development
      Authority, North Peninsula
      Jewish Project,
      RB (A) (B) (C)
      0.900%, 07/01/34                                     6,100          6,100
   California Statewide,
      Communities Development
      Authority, Park Century
      School Project,
      RB (A) (B) (C)
      1.950%, 11/01/32                                     4,000          4,000
   East Bay, Municipal Utilities
      District Authority, Sub-Ser A,
      RB, FSA (B) (C)
      1.900%, 06/01/25                                     9,960          9,960
   East Bay, Municipal Utilities
      District Authority, Sub-Ser
      C2, RB (B) (C)
      1.750%, 06/01/26                                     5,000          5,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 42
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   East Bay, Municipal Utilities
      District Authority,
      Sub-Ser C3, RB (B) (C)
      1.750%, 06/01/26                                   $ 2,775   $      2,775
   East Bay, Municipal Utilities
      District Authority, Sub-Ser,
      RB, MBIA
      Pre-Refunded @ 101 (D)
      5.000%, 06/01/08                                     1,000          1,013
   East Bay, Municipal Utilities
      District Authority, Sub-Ser,
      RB, MBIA
      Pre-Refunded @ 101 (D)
      5.000%, 06/01/08                                       700            710
   Eastern California, Municipal
      Water District, Ser B, COP,
      MBIA (B) (C)
      3.250%, 07/01/33                                    27,545         27,545
   Fremont, Family Center Finance
      Project, COP (A) (B) (C)
      1.930%, 08/01/28                                     4,130          4,130
   Fremont, Office Building
      Improvement & Fire
      Equipment Project,
      COP (A) (B) (C)
      1.930%, 08/01/30                                     3,280          3,280
   Fresno, Palm Lakes Apartment
      Project, RB (A) (B) (C)
      2.100%, 05/01/15                                     3,615          3,615
   Glendale, Police Building
      Project, COP (B) (C)
      1.850%, 06/01/30                                    14,100         14,100
   Grant, Joint Union High School
      District, School Facility Bridge
      Funding Program, COP,
      FSA (B) (C)
      2.100%, 09/01/34                                     1,000          1,000
   Huntington Beach, Union
      High School District, School
      Facility Bridge Funding
      Program, COP, FSA (B) (C)
      2.100%, 09/01/28                                     1,890          1,890
   Irvine Ranch,Water District
      #140-240-105-250,
      GO (A) (B) (C)
      1.090%, 04/01/33                                     4,125          4,125
   Irvine Ranch,Water District
      #140-240-105-250,
      GO (A) (B) (C)
      0.900%, 01/01/21                                     3,100          3,100


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   Irvine Ranch,Water District
      Authority, Capital
      Improvement Project, COP
      (A) (B) (C)
      0.920%, 08/01/16                                   $ 1,700    $     1,700
   Irvine, Improvement Board,
      Act 1915 Project, District
      #03-19, Ser A, SAB
      (A) (B) (C)
      1.090%, 09/02/29                                     9,388          9,388
   Irvine, Improvement Board,
      Act 1915 Project, District
      #03-19, Ser B, SAB
      (A) (B) (C)
      0.900%, 09/02/29                                     3,629          3,629
   Irvine, Improvement Board,
      Act 1915 Project, District
      #04-20, Ser A, RB
      (A) (B) (C)
      1.100%, 09/02/30                                     6,760          6,760
   Irvine, Improvement Board,
      Act 1915 Project, District
      #05-21, Ser A, RB
      (A) (B) (C)
      0.900%, 09/02/31                                    11,680         11,680
   Irvine, Improvement Board,
      Act 1915 Project, District
      #07-22, Ser A, RB
      (A) (B) (C)
      0.900%, 09/02/32                                    17,050         17,050
   Irvine, Improvement Board,
      Act 1915 Project, District
      #85-7, Ser A, SAB, FSA
      (B) (C)
      0.900%, 09/02/32                                     3,420          3,420
   Irvine, Improvement Board,
      Act 1915 Project, District
      #87-8, SAB (A) (B) (C)
      1.100%, 09/02/24                                     2,845          2,845
   Irvine, Improvement Board,
      Act 1915 Project, District
      #89-10, SAB (A) (B) (C)
      1.110%, 09/02/15                                     3,280          3,280
   Irvine, Improvement Board,
      Act 1915 Project, District
      #93-14, SAB (A) (B) (C)
      0.900%, 09/02/25                                     4,100          4,100
   Las Virgenes, Unified School
      District, COP, FSA (B) (C)
      1.850%, 07/01/33                                     7,960          7,960

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 43
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   Lemon Grove, Multifamily
      Housing Authority, Hillside
      Terrace Project, Ser A,
      RB (B) (C) (E)
      1.720%, 02/15/31                                   $ 4,955    $     4,955
   Los Angeles County,
      Metropolitan Transportation
      Authority, Proposition C,
      Ser A, RB, MBIA (B) (C)
      3.250%, 07/01/20                                    17,500         17,500
   Los Angeles County, TRAN
      4.500%, 06/30/08                                     6,000          6,013
   Los Angeles, Department of
      Water & Power, Sub-Ser B-1,
      RB (B) (C)
      1.470%, 07/01/35                                     7,000          7,000
   Los Angeles, Department of
      Water & Power,
      Sub-Ser B-2, RB (B) (C)
      1.090%, 07/01/35                                    17,250         17,250
   Los Angeles, TRAN
      4.500%, 06/30/08                                     7,000          7,014
   Los Angeles, Unified School
      District, Ser A, GO, FGIC
      Pre-Refunded @ 102 (D)
      5.000%, 07/01/08                                     1,000          1,027
   Los Angeles, Unified School
      District, Ser A-1,TRAN
      4.000%, 12/29/08                                    17,500         17,608
   Los Angeles, Water & Power
      Resource Authority,
      Power System Project,
      Sub-Ser A-7, RB (B) (C)
      1.600%, 07/01/35                                    15,000         15,000
   Los Angeles, Water & Power
      Resource Authority,
      Sub-Ser B-2, RB (B) (C)
      1.350%, 07/01/34                                    12,600         12,600
   Los Angeles,Water & Power
      Resource Authority,
      Sub-Ser B-3, RB (B) (C)
      0.900%, 07/01/34                                    24,750         24,750
   Los Angeles,Water & Power
      Resource Authority,
      Sub-Ser B-6, RB (B) (C)
      0.950%, 07/01/34                                    12,900         12,900
   Moorpark, Unified School
      District, Ser A, COP, FSA
      (B) (C)
      2.100%, 11/01/28                                     1,000          1,000


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   Oakland, Capital Equipment
      Project, COP (A) (B) (C)
      1.850%, 12/01/15                                   $ 3,300    $     3,300
   Oakland-Alameda County,
      Coliseum Project, Ser C-1,
      RB (A) (B) (C)
      1.930%, 02/01/25                                    15,000         15,000
   Orange County, Apartment
      Development Authority,
      Riverbend Apartments
      Project, Ser B, RB (B) (C) (E)
      1.940%, 12/01/29                                     5,000          5,000
   Orange County, Improvement
      Board Act, Assessment District
      No. 01-1, Ser A, SAB
      (A) (B) (C)
      1.100%, 09/02/33                                       500            500
   Orange County, Improvement
      Board Act, Assessment District
      No. 88, SAB (A) (B) (C)
      0.950%, 09/02/18                                     1,100          1,100
   Orange County, Sanitation
      District Authority, Ser A,
      COP (B) (C)
      1.100%, 08/01/29                                    10,420         10,420
   Orange County, Sanitation
      District Authority, Ser B,
      COP (B) (C)
      1.100%, 08/01/30                                     1,400          1,400
   Orange County, Water District
      Authority, Ser A, COP (B) (C)
      1.930%, 08/01/42                                     2,800          2,800
   Pasadena, Public Financing
      Authority, Rose Bowl
      Refinancing & Improvement
      Project, RB (A) (B) (C)
      1.650%, 12/01/23                                    17,425         17,425
   Riverside County, Public Facilities
      Authority, Ser C, COP
      (A) (B) (C)
      1.950%, 12/01/15                                    13,500         13,500
   Riverside, Unified School
      District, School Facility
      Bridge Funding Project,
      Ser C, COP, FSA (B) (C)
      2.100%, 09/01/27                                     1,610          1,610
   Sacramento County, Ser A,
      TRAN
      4.250%, 07/09/08                                     5,000          5,008
   Sacramento County, TRAN
      4.500%, 07/09/08                                     6,400          6,420

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 44
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   San Diego County, Museum of
      Art Project, COP (A) (B) (C)
      1.950%, 09/01/30                                   $ 1,400    $     1,400
   San Diego County, Regional
      Transportation Commission,
      Ser B, RB (B) (C)
      1.800%, 04/01/38                                    13,650         13,650
   San Diego County, Regional
      Transportation Commission,
      Ser C, RB (B) (C)
      1.800%, 04/01/38                                     5,000          5,000
   San Diego, Unified School
      District, Ser A, TRAN
      4.500%, 07/22/08                                     6,000          6,015
   San Francisco (City & County),
      Moscone Center Expansion
      Project, Ser 2, RB, AMBAC
      (B) (C)
      4.500%, 04/01/30                                     1,125          1,125
   San Francisco (City & County),
      Unified School District,
      TRAN
      4.000%, 11/14/08                                     4,000          4,016
   San Francisco, Bay Area Toll
      Authority, Ser A, RB,
      AMBAC (B) (C)
      4.500%, 04/01/36                                    12,450         12,450
   San Francisco, Bay Area Toll
      Authority, Ser A-1, RB,
      AMBAC (B) (C)
      4.500%, 04/01/45                                     5,000          5,000
   San Francisco, Bay Area Toll
      Authority, Ser C, RB,
      AMBAC (B) (C)
      4.750%, 04/01/25                                     5,650          5,650
   San Francisco, Bay Area Toll
      Authority,
      Ser G-3, RB, AMBAC (B) (C)
      2.450%, 04/01/47                                     5,000          5,000
   San Francisco, Bay Area Transit
      Financing Authority, RB
      Pre-Refunded @ 101 (D)
      5.500%, 07/01/08                                     1,285          1,309
   San Jose, Redevelopment
      Agency, Merged Area
      Redevelopment Project,
      Ser A, RB (A) (B) (C)
      1.890%, 07/01/26                                     7,750          7,750
   Santa Clara County, Financing
      Authority, VMC Facility
      Replacement Project, Ser B,
      RB (B) (C)
      1.750%, 11/15/25                                    13,475         13,475


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   Santa Clara Valley, Transportation
      Authority, Ser A, RB,
      AMBAC (B) (C)
      3.750%, 06/01/26                                   $ 6,300    $     6,300
   Santa Cruz County, Board of
      Education, TRAN
      4.250%, 06/30/08                                     3,000          3,004
   Santa Cruz County, TRAN
      4.500%, 07/11/08                                     5,000          5,011
   Santa Monica-Malibu, Unified
      School District, Election of
      2006 Project, Ser A, GO
      4.000%, 08/01/08                                     4,000          4,008
   Sequoia, Unified High School
      District, TRAN
      4.250%, 07/03/08                                     3,000          3,004
   Southern California,
      Metropolitan Water District
      Authority, Ser 1, RB (B) (C)
      1.090%, 07/01/35                                    13,900         13,900
   Southern California,
      Metropolitan Water District
      Authority, Ser A, RB (B) (C)
      1.630%, 07/01/25                                     3,800          3,800
   Southern California,
      Metropolitan Water District
      Authority, Ser B, RB (B) (C)
      1.750%, 07/01/27                                     4,200          4,200
   Southern California,
      Metropolitan Water District
      Authority, Ser C-1, RB
      (B) (C)
      1.100%, 07/01/36                                     6,500          6,500
   Southern California,
      Metropolitan Water District
      Authority, Ser C-1, RB
      (B) (C)
      1.950%, 07/01/30                                     5,000          5,000
   Southern California,
      Metropolitan Water District
      Authority, Ser C-2, RB
      (B) (C)
      0.800%, 07/01/36                                     9,200          9,200
   Southern California,
      Metropolitan Water District
      Authority, Ser C-3, RB
      (B) (C)
      1.920%, 07/01/30                                     8,395          8,395

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 45
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   Southern California,
      Metropolitan Water District
      Authority, Water Works
      Authorization Project,
      Ser B, RB (B) (C)
      1.750%, 07/01/28                                   $ 8,900    $     8,900
   Southern California, Public
      Power Authority, Southern
      Transmission Project, Ser A,
      RB, FSA (B) (C)
      2.050%, 07/01/23                                     6,000          6,000
   Turlock, Irrigation District,
      Capital Improvement &
      Refunding Project, COP
      (A) (B) (C)
      0.950%, 01/01/31                                     9,760          9,760
   Tustin, Unified School District,
      Community Facilities Project,
      District #97-1, Special Tax
      Pre-Refunded @ 102 (D)
      6.375%, 09/01/08                                     2,000          2,065
   University of California, Regents
      Medical Center, Ser B-1,
      RB (B) (C)
      1.100%, 05/15/32                                     1,800          1,800
   Ventura County,TRAN
      4.500%, 07/01/08                                     5,000          5,011
   Western Riverside County,
      Regional Wastewater Authority,
      Regional Wastewater Treatment
      Project, RB (A) (B) (C)
      1.100%, 04/01/28                                     1,500          1,500
   -----------------------------------------------------------------------------

   TOTAL CALIFORNIA                                                     991,580
   =============================================================================

   COLORADO [0.4%]
   Colorado, Educational & Cultural
      Facilities Authority, National
      Jewish Federal Board Program,
      Ser A-1, RB (A) (B) (C)
      1.300%, 09/01/33                                     3,110          3,110
   Colorado, Educational & Cultural
      Facilities Authority, National
      Jewish Federal Board Program,
      Ser A-4, RB (A) (B) (C)
      1.300%, 02/01/34                                     1,550          1,550
   -----------------------------------------------------------------------------

   TOTAL COLORADO                                                         4,660
   =============================================================================


DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   CONNECTICUT [1.9%]
   Connecticut State, Health &
      Educational Facility Authority,
      Yale University Project,
      Ser V-1, RB (B) (C)
      1.150%, 07/01/36                                   $ 3,000    $     3,000
   Connecticut State, Health &
      Educational Facility Authority,
      Yale University Project,
      Ser V-2, RB (B) (C)
      1.150%, 07/01/36                                       700            700
   Connecticut State, Health &
      Educational Facility Authority,
      Yale University Project,
      Ser X-2, RB (B) (C)
      1.745%, 07/01/37                                     6,000          6,000
   Connecticut State, Health &
      Educational Facility Authority,
      Yale University Project,
      Ser Y-2, RB (B) (C)
      1.150%, 07/01/35                                    10,000         10,000
   Connecticut State, Health &
      Educational Facility Authority,
      Yale University Project,
      Ser Y-3, RB (B) (C)
      1.150%, 07/01/35                                     3,000          3,000
   -----------------------------------------------------------------------------

   TOTAL CONNECTICUT                                                     22,700
   =============================================================================

   ILLINOIS [1.1%]
   Illinois State, Development
      Finance Authority, Museum
      Contemporary Art Project,
      RB (A) (B) (C)
      2.150%, 02/01/29                                     2,300          2,300
   Illinois State, Finance Authority,
      Northwestern Memorial
      Project, Sub-Ser B-1, RB
      (B) (C)
      1.250%, 08/15/38                                     5,000          5,000
   Illinois State, Finance Authority,
      Northwestern University
      Project, Sub-Ser A, RB (B) (C)
      1.950%, 12/01/34                                     4,600          4,600
   University of Illinois, Auxiliary
      Facilities Systems Project,
      Ser B, RB, FSA (B) (C)
      2.050%, 04/01/35                                     1,000          1,000
   -----------------------------------------------------------------------------

   TOTAL ILLINOIS                                                        12,900
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 46
schedule of investments
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                    FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

   MASSACHUSETTS [2.0%]
   Massachusetts State,
      Development Finance
      Agency, Harvard University
      Project, Ser HH, RB (B) (C)
      1.500%, 07/15/33                                   $ 5,950    $     5,950
   Massachusetts State, Health &
      Educational Facilities
      Authority, Harvard University
      Project, Ser R, RB (B) (C)
      0.800%, 11/01/49                                    17,045         17,045
   -----------------------------------------------------------------------------

   TOTAL MASSACHUSETTS                                                   22,995
   =============================================================================

   NORTH CAROLINA [0.3%]
   North Carolina State,
      Educational Facilities Finance
      Agency, Charlotte Day School
      Project, RB (A) (B) (C)
      2.100%, 08/01/20                                     3,135          3,135
   =============================================================================

   VIRGINIA [0.4%]
   University of Virginia, Ser A,
      RB (B) (C)
      2.050%, 06/01/34                                     4,965          4,965
   =============================================================================

         TOTAL MUNICIPAL BONDS
            (Cost $1,062,935)                                         1,062,935
   =============================================================================

COMMERCIAL PAPER (F) [1.3%]
   California State, College &
      University Improvements,
      Ser B, RB
      2.060%, 06/02/08                                    10,000         10,000
   Contra Costa, Water District
      Authority, Ser A, RB
      2.700%, 04/07/08                                     6,150          6,150
   -----------------------------------------------------------------------------

         TOTAL COMMERCIAL PAPER
            (Cost $16,150)                                               16,150
         =======================================================================

         TOTAL INVESTMENTS [91.2%]
            (Cost $1,079,085)                                       $ 1,079,085
         =======================================================================

DESCRIPTION
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $1,182,667 ($ THOUSANDS).

(A) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(B) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT ON MARCH 31, 2008.

(C) PUT AND DEMAND FEATURE -- THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(D)   PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(E)   SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.

(F)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTMENT ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
SAB -- SPECIAL ASSESSMENT BOND
SER -- SERIES
TRAN -- TAX & REVENUE ANTICIPATION NOTE

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 47
statements of assets and liabilities (000)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   Large Cap Value   Large Cap Growth   RCB Small Cap   Multi-Asset
                                                                     Equity Fund       Equity Fund        Value Fund       Fund*
                                                                   -----------------------------------------------------------------
ASSETS:
   Cost of securities (including repurchase agreements)              $   107,020       $    44,968       $    45,138    $    22,650
====================================================================================================================================
   Investments in securities, at value                               $   112,762       $    49,955       $    38,336    $    21,392
   Repurchase agreements at value                                             --                --             1,731          1,000
   Receivable for investment securities sold                               1,652               989                --            162
   Income receivable                                                         209                35               187             35
   Receivable for capital shares sold                                        150                73                69             --
   Deferred offering costs                                                    --                --                --             58
   Prepaid expenses                                                            5                 2                 7             --
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                       114,778            51,054            40,330         22,647
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for investment securities purchased                             3,059               279               254             --
   Payable for income distributions                                          146                21                --             33
   Payable for capital shares redeemed                                        26                --                 9             --
   Investment adviser fees payable                                            58                28                29              9
   Shareholder servicing & distribution fees payable                          26                14                51              7
   Administrative fees payable                                                 4                 2                 2              1
   Accrued expenses                                                            5                 3                 8              2
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                    3,324               347               353             52
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                        $   111,454       $    50,707       $    39,977    $    22,595
====================================================================================================================================
NET ASSETS
   Paid-in Capital
      (unlimited authorization -- $0.01 par value)                   $   103,907       $    47,907       $    43,618    $    23,100
   Undistributed net investment income                                        --                10               210             --
   Accumulated net realized gain (loss) on investments                     1,805            (2,197)            1,220           (247)
   Net unrealized appreciation (depreciation) on investments               5,742             4,987            (5,071)          (258)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                        $   111,454       $    50,707       $    39,977    $    22,595
====================================================================================================================================
Institutional Class Shares ($Dollars):
   Net Assets                                                        $98,074,424       $37,781,860       $ 4,979,585    $10,400,220
   Total shares outstanding at end of period                          10,739,448         4,658,079           262,245        978,224
   Net asset value, offering and redemption price per share
      (net assets / shares outstanding)                              $      9.13       $      8.11       $     18.99    $     10.63
Class N Shares ($Dollars):
   Net Assets                                                        $13,379,764       $12,924,765       $ 5,404,874    $12,195,397
   Total shares outstanding at end of period                           1,467,623         1,610,143           289,261      1,147,497
   Net asset value, offering and redemption price per share
      (net assets / shares outstanding)                              $      9.12       $      8.03       $     18.69    $     10.63
Class R Shares ($Dollars):
   Net Assets                                                        $        --       $        --       $29,592,772    $        --
   Total shares outstanding at end of period                                  --                --         1,585,686             --
   Net asset value and redemption price per share
      (net assets / shares outstanding)                              $        --       $        --       $     18.66    $        --
   Maximum offering price per share
      (net asset value / 96.50%)                                     $        --       $        --       $     19.34    $        --

* FUND COMMENCED OPERATIONS ON OCTOBER 1, 2007.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 48
statements of assets and liabilities (000)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    California
                                                                     Corporate      Government      Tax Exempt      High Yield
                                                                     Bond Fund      Bond Fund        Bond Fund      Bond Fund
                                                                   -------------------------------------------------------------
ASSETS:
   Cost of securities                                              $    66,038    $    65,562      $    32,937      $    37,716
================================================================================================================================
   Investments in securities, at value                             $    66,863    $    66,974      $    33,047      $    34,055
   Income receivable                                                       784            399              456              850
   Receivable for capital shares sold                                      149            152               --              154
   Prepaid expenses                                                          2              2                1                1
--------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                       67,798         67,527           33,504           35,060
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for income distributions                                        188            165               56               81
   Payable for capital shares redeemed                                      15             15               10                9
   Payable for investment securities purchased                              --             --               --              100
   Investment adviser fees payable                                          23             21                5               20
   Shareholder servicing & distribution fees payable                        14             15                7               13
   Administrative fees payable                                               3              3                1                1
   Payable to custodian                                                     --             --               --              146
   Accrued expenses                                                          3              2                2                1
--------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                    246            221               81              371
--------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                      $    67,552    $    67,306      $    33,423      $    34,689
================================================================================================================================
NET ASSETS:
   Paid-in Capital
      (unlimited authorization -- $0.01 par value)                 $    67,268    $    66,446      $    33,341      $    39,072
   Undistributed (distribution in excess of)
      net investment income                                                  2             (1)               1                1
   Accumulated net realized loss on investments                           (543)          (551)             (29)            (723)
   Net unrealized appreciation (depreciation) on investments               825          1,412              110           (3,661)
--------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                      $    67,552    $    67,306      $    33,423      $    34,689
================================================================================================================================
Institutional Class Shares ($Dollars):
   Net Assets                                                      $66,843,958    $64,223,171      $32,999,268      $15,085,916
   Total shares outstanding at end of period                         6,471,861      6,089,137        3,218,982        1,839,308
   Net asset value, offering and redemption price per share
      (net assets / shares outstanding)                            $     10.33    $     10.55      $     10.25      $      8.20
Class N Shares ($Dollars):
   Net Assets                                                      $   708,511    $ 3,082,932      $   423,703      $19,603,233
   Total shares outstanding at end of period                            68,547        291,684           41,223        2,390,098
   Net asset value, offering and redemption price per share
      (net assets / shares outstanding)                            $     10.34    $     10.57      $     10.28      $      8.20

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 49
statements of assets and liabilities (000)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                  California
                                                                                  Prime          Government       Tax Exempt
                                                                                  Money            Money            Money
                                                                               Market Fund       Market Fund      Market Fund
                                                                              -------------------------------------------------
ASSETS:
   Cost of securities (including repurchase agreements)                       $    2,454,628   $    3,439,980   $    1,079,085
===============================================================================================================================
   Investments in securities, at value                                        $    1,845,128   $    2,470,780   $    1,079,085
   Repurchase agreements at value                                                    609,500          969,200               --
   Income receivable                                                                   3,647            7,674            4,393
   Prepaid expenses                                                                       80              105               39
   Cash                                                                                   --               85          100,426
-------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                 2,458,355        3,447,844        1,183,943
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for income distributions                                                    3,469            2,380              535
   Shareholder servicing & distribution fees payable                                     947            1,330              448
   Investment adviser fees payable                                                       498              712              211
   Administrative fees payable                                                            90              124               42
   Trustees' fees payable                                                                  5                4                2
   Accrued expenses                                                                       87              106               38
-------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                5,096            4,656            1,276
-------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                                 $    2,453,259   $    3,443,188   $    1,182,667
===============================================================================================================================
NET ASSETS:
   Paid-in Capital
      (unlimited authorization -- $0.01 par value)                            $    2,453,165   $    3,443,165   $    1,182,666
   Undistributed net investment income                                                     4                7               --
   Accumulated net realized gain on investments                                           90               16                1
-------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                                 $    2,453,259   $    3,443,188   $    1,182,667
===============================================================================================================================
Institutional Class Shares ($Dollars):
   Net Assets                                                                 $  549,614,478   $   48,833,043   $  150,166,687
   Total shares outstanding at end of period                                     549,642,123       48,834,001      150,168,585
   Net asset value, offering and redemption price per share
      (net assets / shares outstanding)                                       $         1.00   $         1.00   $         1.00
Class N Shares ($Dollars):
   Net Assets                                                                 $1,247,000,251   $3,065,239,815   $  882,619,974
   Total shares outstanding at end of period                                   1,247,027,740    3,065,218,234      882,621,780
   Net asset value, offering and redemption price per share
      (net assets / shares outstanding)                                       $         1.00   $         1.00   $         1.00
Class S Shares ($Dollars):
   Net Assets                                                                 $  656,643,977   $  329,115,027   $  149,880,355
   Total shares outstanding at end of period                                     656,587,417      329,113,290      149,876,722
   Net asset value and redemption price per share
      (net assets / shares outstanding)                                       $         1.00   $         1.00   $         1.00

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 50
statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              Large Cap Value   Large Cap Growth   RCB Small Cap   Multi-Asset
                                                                Equity Fund       Equity Fund        Value Fund       Fund
                                                                   (000)             (000)             (000)          (000)*
                                                              -----------------------------------------------------------------
INCOME:
   Dividend Income                                               $  1,493          $   371            $    543       $ 184
   Interest income                                                     --               --                  --          78
----------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                       1,493              371                 543         262
----------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fee                                            364              185                 214          35
   Shareholder Servicing Fees--Institutional Class                    128               53                   9           9
   Shareholder Servicing Fees--Class N(1)                              38               36                  19          17
   Shareholder Servicing Fees--Class R(1)                              --               --                  89          --
   Administration Fee                                                  28               13                  12           3
   Trustee Fees                                                         2                1                   1          --
   Professional Fees                                                    7                3                   3           1
   Transfer Agent Fees                                                  5                2                   2           1
   Custody Fees                                                         3                1                   2           2
   Printing Fees                                                        2                1                   1          --
   Registration Fees                                                    1                1                   1          --
   Insurance and Other Expenses                                         4                2                   2          37
----------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                  582              298                 355         105
----------------------------------------------------------------------------------------------------------------------------
      Less, Waiver of:
         Shareholder Servicing Fees--Class R(1)                        --               --                 (20)         --
         Transfer Agent Fees                                           (5)              (2)                 (2)         (1)
----------------------------------------------------------------------------------------------------------------------------
      Net Expenses                                                    577              296                 333         104
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 916               75                 210         158
----------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from
      Securities Transactions                                       1,806              184               1,865        (247)
   Net Change in Unrealized Depreciation
      on Investments                                              (20,275)          (5,282)            (16,272)       (258)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                               $(17,553)         $(5,023)           $(14,197)      $(347)
============================================================================================================================

*     FUND COMMENCED OPERATIONS ON OCTOBER 1, 2007.

(1)   INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 51
statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                      California
                                                                             Corporate   Government   Tax Exempt   High Yield
                                                                             Bond Fund   Bond Fund    Bond Fund    Bond Fund
                                                                               (000)       (000)        (000)        (000)
                                                                             -------------------------------------------------
INCOME:
   Interest Income                                                            $1,642       $1,517       $  615      $ 1,585
   Dividend Income                                                                15           23            6            8
------------------------------------------------------------------------------------------------------------------------------
      Total Income                                                             1,657        1,540          621        1,593
------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fee                                                       130          132           46          134
   Shareholder Servicing Fees--Institutional Class                                80           73           42           20
   Shareholder Servicing Fees--Class N(1)                                          2            7            2           55
   Administration Fee                                                             15           14            8            8
   Trustee Fees                                                                    1            1            1           --
   Professional Fees                                                               4            3            2            2
   Transfer Agent Fees                                                             2            2            1            1
   Custody Fees                                                                    1            1            1            1
   Printing Fees                                                                   1            1            1            1
   Registration Fees                                                               1            1           --           --
   Insurance and Other Expenses                                                    2            2            1            1
------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                             239          237          105          223
------------------------------------------------------------------------------------------------------------------------------
   Less, Waivers of:
      Investment Advisory Fees                                                    --          (17)         (17)         (14)
      Transfer Agent Fees                                                         (2)          (2)          (1)          (1)
------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                  237          218           87          208
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          1,420        1,322          534        1,385
------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Transactions                         (66)          18           13          105
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                                              991        1,231           19       (2,986)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                               $2,345       $2,571       $  566      $(1,496)
==============================================================================================================================

(1)   INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 52
statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                       California
                                                             Prime      Government     Tax Exempt
                                                             Money         Money         Money
                                                          Market Fund   Market Fund   Market Fund
                                                             (000)         (000)         (000)
                                                          ---------------------------------------
INCOME:
   Interest Income                                          $47,431       $60,221      $14,056
   Dividend Income                                               10            --           --
------------------------------------------------------------------------------------------------
     Total Income                                            47,441        60,221       14,056
------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fee                                    2,727         3,812        1,379
   Shareholder Servicing Fees--Institutional Class              592            70          152
   Shareholder Servicing Fees--Class N(1)                     3,959         9,551        2,723
   Shareholder Servicing Fees--Class S(1)                     2,437         1,219          646
   Administration Fee                                           512           688          240
   Trustee Fees                                                  32            42           15
   Professional Fees                                            111           153           56
   Transfer Agent Fees                                           84           113           39
   Custody Fees                                                  41            57           23
   Printing Fees                                                 34            48           20
   Registration Fees                                             35            44           21
   Insurance and Other Expenses                                  63            96           35
------------------------------------------------------------------------------------------------
     Total Expenses                                          10,627        15,893        5,349
------------------------------------------------------------------------------------------------
   Less Waiver of:
     Investment Advisory Fees                                    --            --         (253)
     Shareholder Servicing Fees--Class N(1)                  (1,475)       (3,558)        (978)
     Shareholder Servicing Fees--Class S(1)                    (257)         (128)         (59)
     Transfer Agent Fees                                        (84)         (113)         (39)
------------------------------------------------------------------------------------------------
   Net Expenses                                               8,811        12,094        4,020
------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                        38,630        48,127       10,036
------------------------------------------------------------------------------------------------
   Net Realized Gain From Securities Transactions               300            17           --
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $38,930       $48,144      $10,036
================================================================================================

(1)   INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 53
statements of changes in net assets
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                            Large Cap Value         Large Cap Growth
                                                           Equity Fund (000)        Equity Fund (000)
                                                         ----------------------  -----------------------
                                                              2008        2007         2008        2007
-------------------------------------------------------------------------------  -----------------------
OPERATIONS:
   Net Investment Income (Loss)                          $    916      $  2,036    $     75     $   252
   Net Realized Gain (Loss) from Security Transactions      1,806         5,793         184       1,288
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                        (20,275)        8,799      (5,282)      5,813
--------------------------------------------------------------------------------  ----------------------
     Net Increase (Decrease) in Net Assets Resulting
       from Operations                                    (17,553)       16,628      (5,023)      7,353
--------------------------------------------------------------------------------  ----------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                       (813)       (1,807)        (67)       (212)
   CLASS N                                                    (98)         (232)         (5)        (34)
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                     (4,754)       (4,815)         --          --
   CLASS N                                                   (736)         (687)         --          --
   CLASS R                                                     --            --          --          --
--------------------------------------------------------------------------------  ----------------------
     Total Dividends and Distributions                     (6,401)       (7,541)        (72)       (246)
--------------------------------------------------------------------------------  ----------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                           14,280        21,253       3,267      10,554
   Shares Issued from Merger(2)                                --            --          --       1,372
   Shares Issued in Lieu of Dividends and Distributions     4,069         4,589          23          70
   Shares Redeemed                                         (9,501)      (16,697)     (7,499)     (7,459)
--------------------------------------------------------------------------------  ----------------------
     Increase (Decrease) in Net Assets from
       Institutional Class Share Transactions               8,848         9,145      (4,209)      4,537
--------------------------------------------------------------------------------  ----------------------
   CLASS N:
   Shares Issued                                              307         4,148         536       3,787
   Shares Issued from Merger(2)                                --            --          --       1,547
   Shares Issued in Lieu of Dividends and Distributions       598           728           3          23
   Shares Redeemed                                         (1,559)       (1,944)     (1,375)     (2,359)
--------------------------------------------------------------------------------  ----------------------
     Increase (Decrease) in Net Assets from Class N
       Share Transactions                                    (654)        2,932        (836)      2,998
--------------------------------------------------------------------------------  ----------------------
   CLASS R:
   Shares Issued                                               --            --          --          --
   Shares Issued in Lieu of Dividends and Distributions        --            --          --          --
   Shares Redeemed                                             --            --          --          --
--------------------------------------------------------------------------------  ----------------------
     Increase (Decrease) in Net Assets from Class R
       Share Transactions                                      --            --          --          --
================================================================================  ======================
Net Increase (Decrease) in Net Assets from Share
   Transactions                                             8,194        12,077      (5,045)      7,535
--------------------------------------------------------------------------------  ----------------------
     Total Increase (Decrease) in Net Assets              (15,760)       21,164     (10,140)     14,642
--------------------------------------------------------------------------------  ----------------------
NET ASSETS:
   Beginning of Period                                    127,214       106,050      60,847      46,205
--------------------------------------------------------------------------------  ----------------------
   End of Period                                         $111,454      $127,214    $ 50,707     $60,847
================================================================================  ======================
   Undistributed (Distributions in Excess of)
     Net Investment Income                               $     --      $     (5)   $     10     $     7
--------------------------------------------------------------------------------  ----------------------

*     FUND COMMENCED OPERATIONS ON OCTOBER 1, 2007.

(1)   SEE NOTE 9 FOR SHARES ISSUED AND REDEEMED.

(2)   SEE NOTE 8.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 54

--------------------------------------------------------------------------------

                                                                         RCB Small Cap       Multi-Asset
                                                                        Value Fund (000)     Fund (000)
                                                                     ----------------------  ------------
                                                                          2008        2007         2008*
-------------------------------------------------------------------------------------------  ------------
OPERATIONS:
   Net Investment Income (Loss)                                        $    210    $    (87)     $   158
   Net Realized Gain (Loss) from Security Transactions                    1,865       9,056         (247)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                                      (16,272)     (1,504)        (258)
--------------------------------------------------------------------------------------------     --------
     Net Increase (Decrease) in Net Assets Resulting
       from Operations                                                  (14,197)      7,465         (347)
--------------------------------------------------------------------------------------------     --------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                                       --          (2)         (76)
   CLASS N                                                                   --          --          (82)
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                                   (1,426)       (213)          --
   CLASS N                                                               (1,567)       (165)          --
   CLASS R                                                               (6,612)       (730)          --
--------------------------------------------------------------------------------------------     --------
     Total Dividends and Distributions                                   (9,605)     (1,110)        (158)
--------------------------------------------------------------------------------------------     --------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                                            727       2,351       10,663
   Shares Issued from Merger(2)                                              --          --           --
   Shares Issued in Lieu of Dividends and Distributions                   1,255         188            6
   Shares Redeemed                                                       (2,661)     (8,112)         (20)
--------------------------------------------------------------------------------------------     --------
     Increase (Decrease) in Net Assets from
       Institutional Class Share Transactions                              (679)     (5,573)      10,649
--------------------------------------------------------------------------------------------     --------
   CLASS N:
   Shares Issued                                                             82         620       13,315
   Shares Issued from Merger(2)                                              --          --           --
   Shares Issued in Lieu of Dividends and Distributions                   1,250         136           31
   Shares Redeemed                                                       (1,918)     (2,427)        (895)
--------------------------------------------------------------------------------------------     --------
     Increase (Decrease) in Net Assets from Class N
       Share Transactions                                                  (586)     (1,671)      12,451
--------------------------------------------------------------------------------------------     --------
   CLASS R:
   Shares Issued                                                          4,881       5,384           --
   Shares Issued in Lieu of Dividends and Distributions                   6,293         690           --
   Shares Redeemed                                                       (5,889)    (15,167)          --
--------------------------------------------------------------------------------------------     --------
     Increase (Decrease) in Net Assets from Class R
       Share Transactions                                                 5,285      (9,093)          --
============================================================================================     ========
Net Increase (Decrease) in Net Assets from Share
   Transactions                                                           4,020     (16,337)      23,100
--------------------------------------------------------------------------------------------     --------
     Total Increase (Decrease) in Net Assets                            (19,782)     (9,982)      22,595
--------------------------------------------------------------------------------------------     --------
NET ASSETS:
   Beginning of Period                                                   59,759      69,741           --
--------------------------------------------------------------------------------------------     --------
   End of Period                                                       $ 39,977    $ 59,759      $22,595
============================================================================================     ========
   Undistributed (Distributions in Excess of) Net
     Investment Income                                                 $    210    $     --     $    --
--------------------------------------------------------------------------------------------    --------

                                                             Corporate Bond             Government
                                                               Fund (000)             Bond Fund (000)
                                                         ----------------------   ----------------------
                                                             2008         2007         2008       2007
-------------------------------------------------------------------------------   ----------------------
OPERATIONS:
   Net Investment Income (Loss)                            $ 1,420     $ 2,601      $ 1,322     $ 2,087
   Net Realized Gain (Loss) from Security Transactions         (66)       (149)          18        (168)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                             991         209        1,231         413
-------------------------------------------------------------------------------   ----------------------
     Net Increase (Decrease) in Net Assets Resulting
       from Operations                                       2,345       2,661        2,571       2,332
-------------------------------------------------------------------------------   ----------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                      (1,399)     (2,546)      (1,270)     (1,976)
   CLASS N                                                     (18)        (49)         (55)        (96)
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                          --          --           --          --
   CLASS N                                                      --          --           --          --
   CLASS R                                                      --          --           --          --
-------------------------------------------------------------------------------   ----------------------
     Total Dividends and Distributions                      (1,417)     (2,595)      (1,325)     (2,072)
-------------------------------------------------------------------------------   ----------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                             9,966      14,720       14,196      21,995
   Shares Issued from Merger(2)                                 --          --           --          --
   Shares Issued in Lieu of Dividends and Distributions        250         498          356         570
   Shares Redeemed                                          (6,498)     (8,362)      (4,126)     (5,878)
-------------------------------------------------------------------------------   ----------------------
     Increase (Decrease) in Net Assets from
       Institutional Class Share Transactions                3,718       6,856       10,426      16,687
-------------------------------------------------------------------------------   ----------------------
   CLASS N:
   Shares Issued                                                 6         214          714       1,002
   Shares Issued from Merger(2)                                 --          --           --          --
   Shares Issued in Lieu of Dividends and Distributions          7          23           21          30
   Shares Redeemed                                            (360)       (528)        (339)       (194)
-------------------------------------------------------------------------------   ----------------------
     Increase (Decrease) in Net Assets from Class N
       Share Transactions                                     (347)       (291)         396         838
-------------------------------------------------------------------------------   ----------------------
   CLASS R:
   Shares Issued                                                --          --           --          --
   Shares Issued in Lieu of Dividends and Distributions         --          --           --          --
   Shares Redeemed                                              --          --           --          --
-------------------------------------------------------------------------------   ----------------------
     Increase (Decrease) in Net Assets from Class R
       Share Transactions                                       --          --           --          --
===============================================================================   ======================
Net Increase (Decrease) in Net Assets from Share
   Transactions                                              3,371       6,565       10,822      17,525
-------------------------------------------------------------------------------   ----------------------
     Total Increase (Decrease) in Net Assets                 4,299       6,631       12,068      17,785
-------------------------------------------------------------------------------   ----------------------
NET ASSETS:
   Beginning of Period                                      63,253      56,622       55,238      37,453
-------------------------------------------------------------------------------   ----------------------
   End of Period                                           $67,552     $63,253      $67,306     $55,238
===============================================================================   ======================
   Undistributed (Distributions in Excess of) Net
     Investment Income                                     $     2     $     1      $    (1)    $    --
-------------------------------------------------------------------------------   ----------------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 55
statements of changes in net assets
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                          CALIFORNIA TAX EXEMPT         HIGH YIELD
                                                             BOND FUND (000)          BOND FUND (000)
                                                          ----------------------   ---------------------

                                                               2008        2007        2008        2007
--------------------------------------------------------------------------------   ---------------------
OPERATIONS:
   Net Investment Income                                   $   534     $   951      $ 1,385     $ 2,936
   Net Realized Gain (Loss) from
      Security Transactions                                     13           1          105         427
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                            19          14       (2,986)       (638)
-------------------------------------------------------------------------------   ----------------------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations                             566         966       (1,496)      2,725
-------------------------------------------------------------------------------   ----------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                        (522)       (922)        (649)     (1,375)
   CLASS N                                                     (11)        (29)        (791)     (1,505)
   CLASS S                                                      --          --           --          --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                          --          --           --          --
   CLASS N                                                      --          --           --          --
   Class S                                                      --          --           --          --
-------------------------------------------------------------------------------   ----------------------
      Total Dividends and Distributions                       (533)       (951)      (1,440)     (2,880)
-------------------------------------------------------------------------------   ----------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                             4,260      15,567          723       1,609
   Shares Issued in Lieu of Dividends and Distributions        177         334          362         849
   Shares Redeemed                                          (5,263)     (8,190)      (1,846)     (6,173)
-------------------------------------------------------------------------------   ----------------------
      Increase (Decrease) in Net Assets from
         Institutional Class Share Transactions               (826)      7,711         (761)     (3,715)
-------------------------------------------------------------------------------   ----------------------
   CLASS N:
   Shares Issued                                               100          58        1,539       1,427
   Shares Issued in Lieu of Dividends and Distributions          1           5          424         904
   Shares Redeemed                                            (609)       (273)        (835)     (2,135)
-------------------------------------------------------------------------------   ----------------------
      Increase (Decrease) in Net Assets from
         Class N Share Transactions                           (508)       (210)       1,128         196
-------------------------------------------------------------------------------   ----------------------
   CLASS S:
   Shares Issued                                                --          --           --          --
   Shares Issued in Lieu of Dividends and Distributions         --          --           --          --
   Shares Redeemed                                              --          --           --          --
-------------------------------------------------------------------------------   ----------------------
      Increase (Decrease) in Net Assets from
         Class S Share Transactions                             --          --           --          --
-------------------------------------------------------------------------------   ----------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                       (1,334)      7,501          367      (3,519)
-------------------------------------------------------------------------------   ----------------------
Total Increase (Decrease) in Net Assets                     (1,301)      7,516       (2,569)     (3,674)
-------------------------------------------------------------------------------   ----------------------
NET ASSETS:
   Beginning of Period                                      34,724      27,208       37,258      40,932
-------------------------------------------------------------------------------   ----------------------
      End of Period                                        $33,423     $34,724      $34,689     $37,258
===============================================================================   ======================
Undistributed Net Investment Income                        $     1     $    --      $     1     $    56
-------------------------------------------------------------------------------   ----------------------

(1)  SEE NOTE 9 FOR SHARES ISSUED AND REDEEMED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 56

--------------------------------------------------------------------------------

                                                                   PRIME MONEY                   GOVERNMENT MONEY
                                                                MARKET FUND (000)               MARKET FUND (000)
                                                          -----------------------------     --------------------------

                                                                   2008           2007            2008           2007
---------------------------------------------------------------------------------------     --------------------------
OPERATIONS:
   Net Investment Income                                    $    38,630     $    73,660     $    48,127    $   106,410
   Net Realized Gain (Loss) from
      Security Transactions                                         300             192              17             (1)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                                 --              --              --             --
----------------------------------------------------------------------------------------    ---------------------------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations                               38,930          73,852          48,144        106,409
----------------------------------------------------------------------------------------    ---------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                           (8,881)        (19,843)           (992)        (2,098)
   CLASS N                                                      (18,750)        (33,868)        (42,019)       (92,518)
   CLASS S                                                      (11,006)        (19,939)         (5,125)       (11,780)
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                               --              --              --             --
   CLASS N                                                           --              --              --             --
   Class S                                                           --              --              --             --
----------------------------------------------------------------------------------------    ---------------------------
      Total Dividends and Distributions                         (38,637)        (73,650)        (48,136)      (106,396)
----------------------------------------------------------------------------------------    ---------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                              1,039,554       1,324,934         314,421        532,859
   Shares Issued in Lieu of Dividends and Distributions           1,744           3,872               2              4
   Shares Redeemed                                             (930,382)     (1,278,386)       (313,449)      (537,787)
----------------------------------------------------------------------------------------    ---------------------------
      Increase (Decrease) in Net Assets from
         Institutional Class Share Transactions                 110,916          50,420             974         (4,924)
----------------------------------------------------------------------------------------    ---------------------------
   CLASS N:
   Shares Issued                                              1,877,839       2,695,734       3,475,823      5,523,344
   Shares Issued in Lieu of Dividends and Distributions           7,950          12,208          27,732         62,437
   Shares Redeemed                                           (1,509,472)     (2,477,866)     (2,729,459)    (5,235,257)
----------------------------------------------------------------------------------------    ---------------------------
      Increase (Decrease) in Net Assets from
         Class N Share Transactions                             376,317         230,076         774,096        350,524
----------------------------------------------------------------------------------------    ---------------------------
   CLASS S:
   Shares Issued                                                843,109       1,873,534         345,220        775,804
   Shares Issued in Lieu of Dividends and Distributions              --              --              --             --
   Shares Redeemed                                             (806,747)     (1,577,751)       (337,167)      (686,827)
----------------------------------------------------------------------------------------    ---------------------------
      Increase (Decrease) in Net Assets from
         Class S Share Transactions                              36,362         295,783           8,053         88,977
----------------------------------------------------------------------------------------    ---------------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                           523,595         576,279         783,123        434,577
----------------------------------------------------------------------------------------    ---------------------------
Total Increase (Decrease) in Net Assets                         523,888         576,481         783,131        434,590
----------------------------------------------------------------------------------------    ---------------------------
NET ASSETS:
   Beginning of Period                                        1,929,371       1,352,890       2,660,057      2,225,467
----------------------------------------------------------------------------------------    ---------------------------
      End of Period                                         $ 2,453,259     $ 1,929,371     $ 3,443,188    $ 2,660,057
========================================================================================    ===========================
Undistributed Net Investment Income                         $         4     $        11     $         7    $        16
----------------------------------------------------------------------------------------    ---------------------------

                                                               CALIFORNIA TAX EXEMPT
                                                              MONEY MARKET FUND (000)
                                                           -----------------------------
                                                                  2007            2006
----------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                    $    10,036     $    22,975
   Net Realized Gain (Loss) from
      Security Transactions                                          --              --
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                                 --              --
----------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations                               10,036          22,975
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                           (1,312)         (2,775)
   CLASS N                                                       (7,140)        (17,180)
   CLASS S                                                       (1,584)         (3,020)
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                               --              --
   CLASS N                                                           --              --
   Class S                                                           --              --
----------------------------------------------------------------------------------------
      Total Dividends and Distributions                         (10,036)        (22,975)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                              1,131,674       2,517,017
   Shares Issued in Lieu of Dividends and Distributions              --              --
   Shares Redeemed                                           (1,070,744)     (2,512,794)
----------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
         Institutional Class Share Transactions                  60,930           4,223
----------------------------------------------------------------------------------------
   CLASS N:
   Shares Issued                                              1,261,063       2,143,730
   Shares Issued in Lieu of Dividends and Distributions           5,444          13,108
   Shares Redeemed                                           (1,079,205)     (2,092,998)
----------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
         Class N Share Transactions                             187,302          63,840
----------------------------------------------------------------------------------------
   CLASS S:
   Shares Issued                                                173,165         390,230
   Shares Issued in Lieu of Dividends and Distributions              --              --
   Shares Redeemed                                             (202,203)       (318,443)
----------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
         Class S Share Transactions                             (29,038)         71,787
----------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                           219,194         139,850
----------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                         219,194         139,850
----------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period                                          963,473         823,623
----------------------------------------------------------------------------------------
      End of Period                                         $ 1,182,667     $   963,473
========================================================================================
Undistributed Net Investment Income                         $        --     $        --
----------------------------------------------------------------------------------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 57
financial highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED) AND THE YEAR OR PERIOD ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------

                                               NET
                 NET                  REALIZED AND                DISTRIBUTIONS         NET
               ASSET          NET       UNREALIZED    DIVIDENDS            FROM       ASSET
               VALUE   INVESTMENT   GAINS (LOSSES)     FROM NET        REALIZED       VALUE
           BEGINNING       INCOME               ON   INVESTMENT         CAPITAL         END      TOTAL
           OF PERIOD       (LOSS)       SECURITIES       INCOME           GAINS   OF PERIOD   RETURN++
--------------------------------------------------------------------------------------------------------
Large Cap Value Equity Fund
Institutional Class (commenced operations on January 14, 2000)
   2008*      $11.21      $  0.08^         $ (1.59)^     $(0.08)         $(0.49)     $ 9.13     (13.98)%
   2007        10.36         0.19^            1.38^       (0.19)          (0.53)      11.21      15.60
   2006         9.54         0.13^            1.21^       (0.13)          (0.39)      10.36      14.50
   2005         8.77         0.10^            1.13^       (0.10)          (0.36)       9.54      14.39
   2004         7.41         0.08^            1.36^       (0.08)             --        8.77      19.40
   2003         6.04         0.07             1.37        (0.07)             --        7.41      24.03
Class N (commenced operations on April 13, 2000)
   2008*      $11.19      $  0.07^         $ (1.58)^     $(0.07)         $(0.49)     $ 9.12     (14.02)%
   2007        10.35         0.16^            1.37^       (0.16)          (0.53)      11.19      15.24
   2006         9.53         0.11^            1.20^       (0.10)          (0.39)      10.35      14.24
   2005         8.76         0.09^            1.12^       (0.08)          (0.36)       9.53      14.14
   2004         7.41         0.05^            1.36^       (0.06)             --        8.76      19.01
   2003         6.04         0.06             1.37        (0.06)             --        7.41      23.75
--------------------------------------------------------------------------------------------------------
Large Cap Growth Equity Fund
Institutional Class (commenced operations on January 14, 2000)
   2008*      $ 8.86      $  0.01^         $ (0.75)^     $(0.01)         $   --      $ 8.11      (8.32)%
   2007         7.75         0.05^            1.10^       (0.04)             --        8.86      14.91
   2006         7.43         0.02^            0.32^       (0.02)             --        7.75       4.59
   2005         6.76         0.04^            0.67^       (0.04)             --        7.43      10.55
   2004         6.37         0.01^            0.38^          --^^            --        6.76       6.20
   2003         5.25         0.01^            1.12^       (0.01)             --        6.37      21.51
Class N (commenced operations on March 28, 2000)
   2008*      $ 8.77      $    --^         $ (0.74)^     $   --^^        $   --      $ 8.03      (8.41)%
   2007         7.68         0.01^            1.10^       (0.02)             --        8.77      14.51
   2006         7.35           --^            0.33^          --^^            --        7.68       4.55
   2005         6.69         0.02^            0.67^       (0.03)             --        7.35      10.28
   2004         6.32        (0.01)^           0.38^          --^^            --        6.69       5.87
   2003         5.21        (0.01)^           1.12^          --              --        6.32      21.31
--------------------------------------------------------------------------------------------------------
RCB Small Cap Value Fund
Institutional Class (commenced operations on October 3, 2001)
   2008*      $30.79      $  0.12^         $ (6.93)^     $   --          $(4.99)     $18.99     (24.83)%
   2007        28.25         0.02^            3.00^       (0.01)          (0.47)      30.79      10.65
   2006        28.58         0.06^            0.05^       (0.07)          (0.37)      28.25       0.40
   2005        27.30         0.07^            2.58^          --           (1.37)      28.58       9.87
   2004        21.92         0.06^            5.40^          --           (0.08)      27.30      24.97
   2003        15.06        (0.04)^           6.90^          --              --       21.92      45.55
Class N (commenced operations on October 3, 2001)
   2008*      $30.42      $  0.09^         $ (6.83)^     $   --          $(4.99)     $18.69     (24.92)%
   2007        27.98        (0.05)^           2.96^          --           (0.47)      30.42      10.37
   2006        28.31        (0.01)^           0.05^          --^^         (0.37)      27.98       0.17
   2005        27.13         0.00^            2.55^          --           (1.37)      28.31       9.55
   2004        21.84        (0.02)^           5.39^          --           (0.08)      27.13      24.64
   2003        15.04        (0.08)^           6.88^          --              --       21.84      45.21
Class R (commenced operations on September 30, 1998)
   2008*      $30.38      $  0.10^         $ (6.83)^     $   --          $(4.99)     $18.66     (24.92)%
   2007        27.93        (0.05)^           2.97^          --           (0.47)      30.38      10.43
   2006        28.27        (0.01)^           0.04^          --^^         (0.37)      27.93       0.14
   2005        27.09         0.01^            2.54^          --           (1.37)      28.27       9.56
   2004        21.81        (0.02)^           5.38^          --           (0.08)      27.09      24.63
   2003        15.02        (0.07)^           6.86^          --              --       21.81      45.21
--------------------------------------------------------------------------------------------------------
Multi-Asset Fund
Institutional Class (commenced operations on October 1, 2007)
   2008*      $11.00      $  0.13^         $ (0.39)^     $(0.11)         $   --      $10.63      (2.38)%
Class N (commenced operations on October 1, 2007)
   2008*      $11.00      $  0.12^         $ (0.39)^     $(0.10)         $   --      $10.63      (2.46)%

                                                                   RATIO
                                                             OF EXPENSES
                                                    RATIO    TO AVERAGE
                 NET                               OF NET     NET ASSETS
              ASSETS               RATIO       INVESTMENT     (EXCLUDING
                 END         OF EXPENSES    INCOME (LOSS)      WAIVERS &   PORTFOLIO
           OF PERIOD          TO AVERAGE       TO AVERAGE      RECOVERED    TURNOVER
               (000)    NET ASSETS(1)(2)    NET ASSETS(1)       FEES)(1)        RATE
-------------------------------------------------------------------------------------
Large Cap Value Equity Fund
Institutional Class (commenced operations on January 14, 2000)
   2008*    $ 98,074                0.95%            1.60%          0.96%         21%
   2007      110,024                0.96             1.73           0.97          24
   2006       92,946                0.96             1.36           0.97          31
   2005       42,974                0.96             1.12           0.97          34
   2004       38,344                0.97             0.92           0.97          36
   2003       33,016                1.00             1.12           1.00          39
Class N (commenced operations on April 13, 2000)
   2008*    $ 13,380                1.20%            1.34%          1.21%         21%
   2007       17,190                1.21             1.47           1.22          24
   2006       13,104                1.21             1.13           1.22          31
   2005       10,664                1.21             0.87           1.22          34
   2004        6,281                1.22             0.64           1.22          36
   2003        1,792                1.25             0.84           1.25          39
-------------------------------------------------------------------------------------
Large Cap Growth Equity Fund
Institutional Class (commenced operations on January 14, 2000)
   2008*    $ 37,782                0.98%            0.33%          0.99%         15%
   2007       45,784                0.99             0.52           1.00          30
   2006       35,842                0.99             0.27           1.00          34
   2005       34,164                0.98             0.57           1.00          27
   2004       25,575                1.01             0.10           1.01          50
   2003       22,249                1.05             0.16           1.03          43
Class N (commenced operations on March 28, 2000)
   2008*    $ 12,925                1.23%            0.08%          1.24%         15%
   2007       15,063                1.24             0.28           1.25          30
   2006       10,363                1.24             0.03           1.25          34
   2005        8,278                1.23             0.33           1.25          27
   2004        5,223                1.26            (0.14)          1.26          50
   2003        1,965                1.30            (0.09)          1.29          43
-------------------------------------------------------------------------------------
RCB Small Cap Value Fund
Institutional Class (commenced operations on October 3, 2001)
   2008*    $  4,979                1.19%            0.94%          1.20%         43%
   2007        9,062                1.19             0.08           1.20          57
   2006       13,435                1.20             0.20           1.21          66
   2005       13,975                1.18             0.26           1.20          41
   2004        8,955                1.21             0.23           1.20          40
   2003        6,236                1.24            (0.20)          1.24          65
Class N (commenced operations on October 3, 2001)
   2008*    $  5,405                1.44%            0.69%          1.45%         43%
   2007        9,753                1.44            (0.16)          1.45          57
   2006       10,470                1.45            (0.04)          1.46          66
   2005       12,754                1.43             0.01           1.45          41
   2004        7,551                1.49            (0.07)          1.48          40
   2003        2,384                1.49            (0.45)          1.49          65
Class R (commenced operations on September 30, 1998)
   2008*    $ 29,593                1.32%            0.84%          1.45%         43%
   2007       40,944                1.44            (0.17)          1.45          57
   2006       45,836                1.45            (0.04)          1.46          66
   2005       57,787                1.43             0.02           1.45          41
   2004       36,473                1.49            (0.07)          1.48          40
   2003       14,267                1.49            (0.41)          1.49          65
-------------------------------------------------------------------------------------
Multi-Asset Fund
Institutional Class (commenced operations on October 1, 2007)
   2008*    $ 10,400                1.37%            2.34%          1.39%         47%
Class N (commenced operations on October 1, 2007)
   2008*    $ 12,195                1.64%            2.24%          1.65%         47%

*     FOR THE SIX MONTHS ENDED MARCH 31, 2008.

++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

^ PER SHARE CALCULATIONS ARE BASED ON AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

^^    AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

 AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 58

--------------------------------------------------------------------------------

                                                        NET
                          NET                  REALIZED AND                 DISTRIBUTIONS         NET
                        ASSET                    UNREALIZED     DIVIDENDS            FROM       ASSET
                        VALUE          NET   GAINS (LOSSES)      FROM NET        REALIZED       VALUE
                    BEGINNING   INVESTMENT               ON    INVESTMENT         CAPITAL         END       TOTAL
                    OF PERIOD       INCOME       SECURITIES        INCOME           GAINS   OF PERIOD    RETURN++
-------------------------------------------------------------------------------------------------------------------
Corporate Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2008*               $10.18        $0.23^          $ 0.15^       $(0.23)         $   --      $10.33        3.71%
   2007                 10.17         0.45^              --^        (0.44)             --       10.18        4.57
   2006                 10.27         0.42^           (0.10)^       (0.42)             --       10.17        3.19
   2005                 10.60         0.40^           (0.27)^       (0.40)          (0.06)      10.27        1.26
   2004                 10.89         0.41^           (0.18)^       (0.41)          (0.11)      10.60        2.15
   2003                 10.65         0.46             0.24         (0.46)             --       10.89        6.74
Class N (commenced operations on April 13, 2000)
   2008*               $10.18        $0.21^          $ 0.16^       $(0.21)         $   --      $10.34        3.68%
   2007                 10.17         0.42^            0.01^        (0.42)             --       10.18        4.30
   2006                 10.27         0.39^           (0.10)^       (0.39)             --       10.17        2.93
   2005                 10.61         0.37^           (0.28)^       (0.37)          (0.06)      10.27        0.91
   2004                 10.89         0.37^           (0.16)^       (0.38)          (0.11)      10.61        1.99
   2003                 10.65         0.44             0.23         (0.43)             --       10.89        6.47
-------------------------------------------------------------------------------------------------------------------
Government Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2008*               $10.33        $0.23^          $ 0.22^       $(0.23)         $   --      $10.55        4.36%
   2007                 10.28         0.46^            0.05^        (0.46)             --       10.33        5.04
   2006                 10.40         0.41^           (0.12)^       (0.41)             --       10.28        2.89
   2005                 10.62         0.31^           (0.16)^       (0.31)          (0.06)      10.40        1.42
   2004                 10.93         0.25^           (0.17)^       (0.25)          (0.14)      10.62        0.81
   2003                 11.02         0.36^           (0.07)^       (0.37)          (0.01)      10.93        2.68**
Class N (commenced operations on April 13, 2000)
   2008*               $10.35        $0.21^          $ 0.22^       $(0.21)         $   --      $10.57        4.22%
   2007                 10.30         0.44^            0.04^        (0.43)             --       10.35        4.77
   2006                 10.42         0.39^           (0.12)^       (0.39)             --       10.30        2.63
   2005                 10.64         0.29^           (0.17)^       (0.28)          (0.06)      10.42        1.16
   2004                 10.95         0.23^           (0.17)^       (0.23)          (0.14)      10.64        0.55
   2003                 11.01         0.33^           (0.04)^       (0.34)          (0.01)      10.95        2.71**
-------------------------------------------------------------------------------------------------------------------
California Tax Exempt Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2008*               $10.24        $0.16^          $ 0.01^       $(0.16)         $   --      $10.25        1.69%
   2007                 10.25         0.31^           (0.01)^       (0.31)             --       10.24        2.98
   2006                 10.26         0.29^            0.03^        (0.29)          (0.04)      10.25        3.18
   2005                 10.41         0.28^           (0.11)^       (0.28)          (0.04)      10.26        1.65
   2004                 10.60         0.27^           (0.06)^       (0.27)          (0.13)      10.41        2.00
   2003                 10.83         0.31            (0.04)        (0.31)          (0.19)      10.60        2.63
Class N (commenced operations on April 13, 2000)
   2008*               $10.27        $0.15^          $(0.01)^      $(0.15)         $   --      $10.28        1.55%
   2007                 10.27         0.28^              --^        (0.28)             --       10.27        2.82
   2006                 10.29         0.26^            0.02^        (0.26)          (0.04)      10.27        2.81
   2005                 10.44         0.25^           (0.11)^       (0.25)          (0.04)      10.29        1.39
   2004                 10.62         0.24^           (0.05)^       (0.24)          (0.13)      10.44        1.84
   2003                 10.85         0.27            (0.02)        (0.29)          (0.19)      10.62        2.37
-------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2008*               $ 8.91        $0.34^          $(0.70)^      $(0.35)         $   --      $ 8.20       (4.08)%
   2007                  8.96         0.70^           (0.06)^       (0.69)             --        8.91        7.27
   2006                  9.04         0.68^           (0.08)^       (0.68)             --        8.96        6.90
   2005                  9.31         0.71^           (0.27)^       (0.71)             --        9.04        4.85
   2004                  8.95         0.72^            0.36^        (0.72)             --        9.31       12.47
   2003                  8.16         0.76             0.79         (0.76)             --        8.95       19.75
Class N (commenced operations on January 14, 2000)
   2008*               $ 8.91        $0.33^          $(0.70)^      $(0.34)         $   --      $ 8.20       (4.23)%
   2007                  8.96         0.68^           (0.07)^       (0.66)             --        8.91        6.95
   2006                  9.04         0.65^           (0.08)^       (0.65)             --        8.96        6.58
   2005                  9.31         0.69^           (0.27)^       (0.69)             --        9.04        4.54
   2004                  8.95         0.70^            0.35^        (0.69)             --        9.31       12.14
   2003                  8.16         0.74             0.78         (0.73)             --        8.95       19.39

                                                                       RATIO
                                                                 OF EXPENSES
                                                          RATIO   TO AVERAGE
                          NET                            OF NET   NET ASSETS
                       ASSETS             RATIO      INVESTMENT   (EXCLUDING
                          END       OF EXPENSES          INCOME    WAIVERS &   PORTFOLIO
                    OF PERIOD        TO AVERAGE      TO AVERAGE    RECOVERED    TURNOVER
                        (000)  NET ASSETS(1)(2)   NET ASSETS(1)     FEES)(1)        RATE
-----------------------------------------------------------------------------------------
Corporate Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2008*              $66,844              0.73%           4.37%        0.74%          9%
   2007                62,210              0.74            4.39         0.75          30
   2006                55,290              0.75            4.14         0.75          25
   2005                51,193              0.75            3.80         0.76          25
   2004                47,080              0.75            3.82         0.79          57
   2003                42,256              0.75            4.30         0.78          66
Class N (commenced operations on April 13, 2000)
   2008*              $   708              0.98%           4.12%        0.99%          9%
   2007                 1,043              0.99            4.13         1.00          30
   2006                 1,332              1.00            3.88         1.00          25
   2005                 1,530              1.00            3.55         1.01          25
   2004                 1,522              1.00            3.51         1.04          57
   2003                   830              1.00            4.00         1.03          66
-----------------------------------------------------------------------------------------
Government Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2008*              $64,223              0.70%           4.33%        0.76%         16%
   2007                52,606              0.70            4.50         0.77          83
   2006                35,671              0.70            4.04         0.78          62
   2005                28,132              0.70            2.98         0.79          58
   2004                20,901              0.70            2.39         0.81         169
   2003                15,596              0.70            3.26         0.81          54
Class N (commenced operations on April 13, 2000)
   2008*              $ 3,083              0.95%           4.08%        1.01%         16%
   2007                 2,632              0.95            4.25         1.02          83
   2006                 1,782              0.95            3.81         1.03          62
   2005                   554              0.95            2.70         1.04          58
   2004                   436              0.95            2.14         1.06         169
   2003                    18              0.95            3.00         1.06          54
-----------------------------------------------------------------------------------------
California Tax Exempt Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2008*              $32,999              0.50%           3.15%        0.61%         31%
   2007                33,802              0.50            3.04         0.62          43
   2006                26,074              0.50            2.85         0.62          43
   2005                22,768              0.50            2.70         0.63          54
   2004                17,789              0.50            2.55         0.65          51
   2003                14,546              0.50            2.91         0.65          68
Class N (commenced operations on April 13, 2000)
   2008*              $   424              0.75%           2.88%        0.86%         31%
   2007                   922              0.75            2.78         0.87          43
   2006                 1,134              0.75            2.59         0.87          43
   2005                 1,487              0.75            2.43         0.88          54
   2004                 2,439              0.75            2.29         0.90          51
   2003                   732              0.75            2.62         0.90          68
-----------------------------------------------------------------------------------------
High Yield Bond Fund
Institutional Class (commenced operations on January 14, 2000)
   2008*              $15,086              1.00%           7.94%        1.09%         11%
   2007                17,137              1.00            7.73         1.10          26
   2006                20,887              1.00            7.58         1.10          23
   2005                22,588              1.00            7.71         1.11          46
   2004                22,860              1.00            7.87         1.14          35
   2003                13,387              1.00            8.84         1.13          36
Class N (commenced operations on January 14, 2000)
   2008*              $19,603              1.30%           7.66%        1.39%         11%
   2007                20,121              1.30            7.44         1.40          26
   2006                20,045              1.30            7.28         1.40          23
   2005                21,028              1.30            7.41         1.41          46
   2004                20,655              1.30            7.56         1.44          35
   2003                16,878              1.30            8.44         1.43          36

  *   FOR THE SIX MONTHS ENDED MARCH 31, 2008.

 ** TOTAL RETURN FOR CLASS N OF THE GOVERNMENT BOND FUND IS GREATER THAN THAT OF THE INSTITUTIONAL CLASS DUE TO A LARGE REDEMPTION OF CLASS N SHARES DURING THE YEAR.

 ++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  ^ PER SHARE CALCULATIONS ARE BASED ON THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED.THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 59
financial highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED) AND THE YEAR OR PERIOD ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------

                                                                                                                             RATIO
                                                                                                                       OF EXPENSES
                                                                                                                RATIO   TO AVERAGE
                    NET                                   NET                    NET                           OF NET   NET ASSETS
                  ASSET               DIVIDENDS         ASSET                 ASSETS             RATIO     INVESTMENT   (EXCLUDING
                  VALUE         NET    FROM NET         VALUE                    END       OF EXPENSES         INCOME    WAIVERS &
              BEGINNING  INVESTMENT  INVESTMENT           END     TOTAL    OF PERIOD        TO AVERAGE     TO AVERAGE    RECOVERED
              OF PERIOD      INCOME      INCOME     OF PERIOD  RETURN++        (000)  NET ASSETS(1)(2)  NET ASSETS(1)     FEES)(1)
-----------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund
Institutional Class (commenced operations on March 23, 1998)
   2008*          $1.00      $0.019     $(0.019)        $1.00      1.92%  $  549,615              0.58%          3.75%        0.58%
   2007            1.00       0.047      (0.047)         1.00      4.85      438,639              0.59           4.74         0.60
   2006            1.00       0.041      (0.041)         1.00      4.17      388,171              0.59           4.12         0.60
   2005            1.00       0.021      (0.021)         1.00      2.10      332,393              0.60           2.05         0.61
   2004            1.00       0.006      (0.006)         1.00      0.58      367,209              0.63           0.59         0.63
   2003            1.00       0.007      (0.007)         1.00      0.68      287,087              0.63           0.68         0.64
Class N (commenced operations on October 18, 1999)
   2008*          $1.00      $0.018     $(0.018)        $1.00      1.81%  $1,247,000              0.80%          3.55%        1.08%
   2007            1.00       0.045      (0.045)         1.00      4.62      870,537              0.81           4.52         1.10
   2006            1.00       0.039      (0.039)         1.00      3.94      640,366              0.81           3.95         1.10
   2005            1.00       0.019      (0.019)         1.00      1.87      312,452              0.82           1.94         1.11
   2004            1.00       0.004      (0.004)         1.00      0.36      201,058              0.85           0.35         1.13
   2003            1.00       0.005      (0.005)         1.00      0.46      205,191              0.85           0.47         1.14
Class S (commenced operations on October 26, 1999)
   2008*          $1.00      $0.017     $(0.017)        $1.00      1.71%  $  656,644              1.00%          3.39%        1.08%
   2007            1.00       0.043      (0.043)         1.00      4.41      620,195              1.01           4.32         1.10
   2006            1.00       0.037      (0.037)         1.00      3.73      324,353              1.01           3.74         1.10
   2005            1.00       0.017      (0.017)         1.00      1.67      203,502              1.02           1.70         1.11
   2004            1.00       0.002      (0.002)         1.00      0.21      115,761              1.00           0.21         1.13
   2003            1.00       0.003      (0.003)         1.00      0.29      118,624              1.03           0.29         1.14
-----------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
   2008*          $1.00      $0.018     $(0.018)        $1.00      1.79%  $   48,833              0.59%          3.55%        0.60%
   2007            1.00       0.047      (0.047)         1.00      4.77       47,858              0.60           4.67         0.61
   2006            1.00       0.040      (0.040)         1.00      4.08       52,782              0.60           4.11         0.61
   2005            1.00       0.020      (0.020)         1.00      2.05       32,039              0.61           1.97         0.62
   2004            1.00       0.006      (0.006)         1.00      0.57       43,608              0.63           0.56         0.64
   2003            1.00       0.007      (0.007)         1.00      0.70       56,841              0.63           0.68         0.64
Class N (commenced operations on June 21, 1999)
   2008*          $1.00      $0.017     $(0.017)        $1.00      1.68%  $3,065,240              0.81%          3.30%        1.10%
   2007            1.00       0.044      (0.044)         1.00      4.54    2,291,138              0.82           4.45         1.11
   2006            1.00       0.038      (0.038)         1.00      3.86    1,940,602              0.82           3.78         1.11
   2005            1.00       0.018      (0.018)         1.00      1.82    1,895,412              0.83           1.80         1.12
   2004            1.00       0.004      (0.004)         1.00      0.35    1,857,676              0.85           0.35         1.14
   2003            1.00       0.005      (0.005)         1.00      0.48    2,060,860              0.85           0.48         1.14
Class S (commenced operations on October 6, 1999)
   2008*          $1.00      $0.016     $(0.016)        $1.00      1.58%  $  329,115              1.01%          3.15%        1.10%
   2007            1.00       0.042      (0.042)         1.00      4.33      321,061              1.02           4.24         1.11
   2006            1.00       0.036      (0.036)         1.00      3.65      232,083              1.02           3.60         1.11
   2005            1.00       0.016      (0.016)         1.00      1.62      227,905              1.03           1.61         1.12
   2004            1.00       0.002      (0.002)         1.00      0.20      263,086              1.00           0.21         1.14
   2003            1.00       0.003      (0.003)         1.00      0.30      191,539              1.03           0.31         1.14
-----------------------------------------------------------------------------------------------------------------------------------
California Tax Exempt Money Market Fund
Institutional Class (commenced operations on April 3,  2000)
   2008*          $1.00      $0.011     $(0.011)        $1.00      1.12%  $  150,167              0.55%          2.16%        0.61%
   2007            1.00       0.030      (0.030)         1.00      3.01       89,237              0.55           2.97         0.62
   2006            1.00       0.026      (0.026)         1.00      2.62       85,014              0.55           2.60         0.62
   2005            1.00       0.015      (0.015)**       1.00      1.51       73,211              0.55           1.46         0.63
   2004            1.00       0.005      (0.005)         1.00      0.52       79,413              0.55           0.51         0.65
   2003            1.00       0.006      (0.006)         1.00      0.62       87,820              0.55           0.59         0.65
Class N (commenced operations on June 21, 1999)
   2008*          $1.00      $0.010     $(0.010)        $1.00      1.00%  $  882,620              0.78%          1.97%        1.11%
   2007            1.00       0.027      (0.027)         1.00      2.78      695,318              0.78           2.73         1.12
   2006            1.00       0.024      (0.024)         1.00      2.39      631,478              0.78           2.36         1.12
   2005            1.00       0.013      (0.013)**       1.00      1.28      569,671              0.78           1.25         1.13
   2004            1.00       0.003      (0.003)         1.00      0.29      505,029              0.78           0.29         1.15
   2003            1.00       0.004      (0.004)         1.00      0.41      539,182              0.76           0.41         1.15
Class S (commenced operations on November 12, 1999)
   2008*          $1.00      $0.009     $(0.009)        $1.00      0.90%  $  149,880              0.98%          1.84%        1.11%
   2007            1.00       0.025      (0.025)         1.00      2.57      178,918              0.98           2.55         1.12
   2006            1.00       0.022      (0.022)         1.00      2.18      107,131              0.98           2.17         1.12
   2005            1.00       0.011      (0.011)**       1.00      1.08       88,182              0.98           1.09         1.13
   2004            1.00       0.002      (0.002)         1.00      0.15       33,520              0.91           0.15         1.15
   2003            1.00       0.003      (0.003)         1.00      0.27       24,002              0.89           0.27         1.15

  *   FOR THE SIX MONTHS ENDED MARCH 31, 2008.

 **   INCLUDES A REALIZED CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

 ++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 60
notes to financial statements
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION:

CNI Charter Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 portfolios. The financial statements included herein are those of the Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund (collectively, the "Equity Funds"); Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund (collectively, the "Fixed Income Funds"); Prime Money Market Fund, Government Money Market Fund and California Tax Exempt Money Market Fund (collectively, the "Money Market Funds"); and Multi-Asset Fund (each a "Fund," collectively, the "Funds"). The Equity and Fixed Income Funds and the Multi-Asset Fund are registered to offer Institutional and Class N Shares; in addition, the RCB Small Cap Value Fund is registered to offer Class R Shares. The Money Market Funds are registered to offer Institutional, Class N and Class S Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies and strategies.

Class N and Institutional Class shares of the Multi-Asset Fund commenced operations on October 1, 2007.

Effective January 31, 2008, Class A shares of the Funds were redesignated as Class N shares. There were no changes to the rights, fees or expenses of the Class A shares or services provided to Class A shareholders in connection with the change in designation to Class N.

On April 5, 2005, the Board of Trustees of CNI Charter Funds (the "Trust") approved the reorganization of the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, and AHA Socially Responsible Equity Fund series of AHA Investment Funds, Inc. (the "Predecessor AHA Funds") into newly established corresponding series of the Trust (the "AHA Funds"). The reorganization was approved by shareholders of the Predecessor AHA Funds and was effective on October 3, 2005. Class N and Institutional Class shares of the AHA Funds are offered through separate prospectuses. To request a prospectus for the AHA Funds, shareholders can call 1-800-445-1341 or write to CNI Charter Funds, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities, market events occur after the close of the foreign markets that make closing prices not representative of fair value; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.


                           CNI CHARTER FUNDS | PAGE 61
notes to financial statements
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the coun-terparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA TRANSACTIONS - The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EXPENSE ALLOCATION - Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

CLASSES - Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid to shareholders monthly for the Fixed Income and Money Market Funds. Dividends from net investment income are declared and paid quarterly for the Large Cap Value Equity, Large Cap Growth Equity and Multi-Asset Funds. For the RCB Small Cap Value Fund, dividends from net investment income are declared and paid annually. Distributions from net realized capital gains are distributed to shareholders at least annually.

3.    ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES
      AGREEMENTS:

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement dated April 1, 1999, as amended April 1, 2008, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion but not exceeding $7.5 billion, and 0.02% of aggregate average daily net assets of the Trust exceeding $7.5 billion. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator.

The Trust has adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class N, Class S and Class R Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor") receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class N Shares and Class S Shares of the Money Market Funds and 0.25% of the Class N Shares of the Equity Funds, Fixed Income Funds and the Multi-Asset Fund and the Class R Shares of the RCB Small Cap Value Fund, with the exception of 0.30% charged to the Class N Shares of the High Yield Bond Fund, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

The Trust and the Distributor are parties to a Distribution Agreement dated April 1, 1999.

SEI Institutional Transfer Agency, a division of SEI Investments Fund Management Corporation, serves as Transfer Agent for the Trust and provides services at an annual rate of $15,000 per share class. The Transfer Agent has voluntarily agreed to waive these fees except with respect to the RCB Small Cap Value Fund, from which the Transfer Agent began receiving fees commencing February 1, 2008. Citigroup Fund Services, LLC serves as the Sub-Transfer Agent for the RCB Small Cap Value Fund.

U.S. Bank, N.A. serves as Custodian for the Trust. The Custodian plays no role in determining the investment


                           CNI CHARTER FUNDS | PAGE 62

--------------------------------------------------------------------------------

policies of the Trust or which securities are to be purchased or sold by the Trust.

The Trust has entered into Shareholder Servicing Agreements that permit payment of compensation to City National Bank ("CNB") and its affiliates, which provide certain shareholder support for their customers who own Institutional Class, Class N, Class S or Class R Shares. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of each Fund's average daily net assets. CNB has agreed to voluntarily waive portions of its shareholder servicing fees with respect to certain Funds. For the six months ended March 31, 2008, CNB received Shareholder Servicing fees from the Trust in the amount of $6,063,448.

Certain officers of the Trust are also officers of City National Asset Management, Inc. ("CNAM," or the "Adviser") or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.    INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

CNAM, a wholly owned subsidiary of CNB, serves as the Investment Manager for the Funds. Under the terms of the current agreement, the Adviser receives an annual fee equal to 0.62% of the average daily net assets of the Large Cap Value Equity Fund, 0.65% of the average daily net assets of the Large Cap Growth Equity Fund, 0.85% of the average net assets of the RCB Small Cap Value Fund, 0.50% of the average daily net assets of the Multi-Asset Fund, 0.40% of the average daily net assets of the Corporate Bond Fund, 0.43% of the average daily net assets of the Government Bond Fund, 0.27% of the average daily net assets of the California Tax Exempt Bond Fund, 0.75% of the average daily net assets of the High Yield Bond Fund, 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, and 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund.

REED, CONNER & BIRDWELL, LLC acts as the Investment Sub-Adviser on behalf of the RCB Small Cap Value Fund.

HSBC HALBIS PARTNERS (USA), INC. acts as the Investment Sub-Adviser on behalf of the High Yield Bond Fund.

Sub-Adviser fees are paid by the Adviser.

The Adviser has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of the Funds' respective average daily net assets. The Adviser has voluntarily agreed to maintain these limitations until further notice to the Trust. The voluntary expense limitations (expressed as percentages of average daily net assets) are as follows:

                                Large Cap    Large Cap       RCB
                                  Value       Growth      Small Cap   Multi-
                                  Equity      Equity        Value     Asset
                                  Fund         Fund         Fund      Fund
--------------------------------------------------------------------------------
Institutional Class               1.00%        1.05%        1.24%     1.75%
Class N                           1.25%        1.30%        1.49%     2.00%
Class R                             --           --         1.49%       --
--------------------------------------------------------------------------------

                                                         California
                                Corporate   Government   Tax Exempt   High Yield
                                   Bond        Bond         Bond         Bond
                                   Fund        Fund         Fund         Fund
--------------------------------------------------------------------------------
Institutional Class               0.75%        0.70%        0.50%       1.00%
Class N                           1.00%        0.95%        0.75%       1.30%
--------------------------------------------------------------------------------

                                  Prime                     California
                                  Money      Government     Tax Exempt
                                  Market    Money Market   Money Market
                                   Fund        Fund            Fund
--------------------------------------------------------------------------------
Institutional Class               0.63%        0.63%          0.55%
Class N                           0.85%        0.85%          0.78%
Class S                           1.05%        1.05%          0.98%
--------------------------------------------------------------------------------

Any fee reductions or expense reimbursements may be repaid to the Adviser within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.

As of March 31, 2008, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

                                             Potential Amount of
Fund                                            Recovery (000)        Expiration
--------------------------------------------------------------------------------
Government Bond                                     $  9                 2008
                                                      23                 2009
                                                      31                 2010
                                                      17                 2011
California Tax Exempt Bond                            13                 2008
                                                      28                 2009
                                                      34                 2010
                                                      17                 2011
High Yield Bond                                       21                 2008
                                                      38                 2009
                                                      35                 2010
                                                      14                 2011
California Tax Exempt Money Market                   216                 2008
                                                     516                 2009
                                                     494                 2010
                                                     253                 2011
--------------------------------------------------------------------------------

5.    INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments


                           CNI CHARTER FUNDS | PAGE 63
notes to financial statements
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

in short-term securities for the six months ended March 31, 2008, were as follows for the Equity Funds, Multi-Asset Fund and Fixed Income Funds:

                                        Purchases           Sales & Maturities
--------------------------------------------------------------------------------
                                  U.S. Gov't     Other    U.S. Gov't     Other
Fund                                 (000)       (000)       (000)       (000)
--------------------------------------------------------------------------------
Large Cap Value Equity             $    --      $27,984     $   --      $24,684
Large Cap Growth Equity                 --        8,125         --       13,099
RCB Small Cap Value                     --       21,211         --       25,103
Multi-Asset                             --       22,092         --        5,024
Corporate Bond                       3,579        3,772      1,339        4,346
Government Bond                     22,948           --      9,447           --
California Tax Exempt Bond              --       10,349         --       11,852
High Yield Bond                         --        4,059         --        3,504
--------------------------------------------------------------------------------

6.   FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss), or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended September 30, 2007 and September 30, 2006 are shown below:

                                  Tax
                                 Exempt     Ordinary     Long-term
                                 Income      Income    Capital Gain     Total
Fund                              (000)      (000)         (000)        (000)
--------------------------------------------------------------------------------
Large Cap Value Equity
   2007                         $     --   $   2,039         $5,502   $   7,541
   2006                               --       1,252          3,789       5,041
Large Cap Growth Equity
   2007                               --         246             --         246
   2006                               --         101             --         101
RCB Small Cap Value
   2007                               --           2          1,108       1,110
   2006                               --          66          1,121       1,187
Corporate Bond
   2007                               --       2,595             --       2,595
   2006                               --       2,221             --       2,221
Government Bond
   2007                               --       2,072             --       2,072
   2006                               --       1,324             --       1,324
California Tax Exempt Bond
   2007                              950           1             --         951
   2006                              724          26             68         818
High Yield Bond
   2007                               --       2,880             --       2,880
   2006                               --       3,020             --       3,020
Prime Money Market
   2007                               --      73,650             --      73,650
   2006                               --      43,643             --      43,643
Government Money Market
   2007                               --     106,396             --     106,396
   2006                               --      85,649             --      85,649
California Tax Exempt
   Money Market
   2007                           22,975          --             --      22,975
   2006                           19,281          --             --      19,281

As of September 30, 2007, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                         Undistributed   Undistributed   Undistributed      Capital
                                           Tax-Exempt       Ordinary       Long-term         Loss
                                             Income          Income      Capital Gain    Carryforwards
Fund                                         (000)           (000)           (000)           (000)
------------------------------------------------------------------------------------------------------
Large Cap Value Equity Fund                 $    --         $   420         $ 5,489        $     --
Large Cap Growth Equity Fund                     --              57              --          (2,377)
RCB Small Cap Value Fund                         --           2,432           6,538              --
Corporate Bond Fund                              --             229              --            (335)
Government Bond Fund                             --             205              --            (434)
California Tax Exempt Bond Fund                  89              --              --             (34)
High Yield Bond Fund                             --             291              --            (827)
Prime Money Market Fund                          --           7,002              --            (210)
Government Money Market Fund                     --           9,211              --              --
California Tax Exempt Money Market Fund       2,164              --              --              --

                                                          Unrealized        Other               Total
                                         Post-October    Appreciation     Temporary    Distributable Earnings
                                            Losses      (Depreciation)   Differences    (Accumulated Losses)
Fund                                         (000)          (000)           (000)               (000)
-------------------------------------------------------------------------------------------------------------
Large Cap Value Equity Fund                 $   --         $ 26,017       $   (425)           $ 31,501
Large Cap Growth Equity Fund                    --           10,268            (53)              7,895
RCB Small Cap Value Fund                        --           11,191             --              20,161
Corporate Bond Fund                           (143)            (165)          (230)               (644)
Government Bond Fund                          (132)             181           (206)               (386)
California Tax Exempt Bond Fund                 (8)              92            (90)                 49
High Yield Bond Fund                            --             (676)          (235)             (1,447)
Prime Money Market Fund                         --               --         (6,991)               (199)
Government Money Market Fund                    (1)              --         (9,195)                 15
California Tax Exempt Money Market Fund         --               --         (2,163)                  1


                           CNI CHARTER FUNDS | PAGE 64

--------------------------------------------------------------------------------

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2007, the breakdown of capital loss carryforwards is as follows:

                                                           Expiring September 30,
-----------------------------------------------------------------------------------------------------
                                     2008   2009     2010     2011     2012    2014    2015    Total
Fund                                (000)   (000)   (000)    (000)    (000)   (000)   (000)    (000)
-----------------------------------------------------------------------------------------------------
Large Cap Growth Equity Fund        $122    $122    $373    $1,638    $122    $ --    $ --    $2,377
Corporate Bond Fund                   --      --      --        --      --      64     271       335
Government Bond Fund                  --      --      --        --      --      59     375       434
California Tax Exempt Bond Fund       --      --      --        --      --      --      34        34
High Yield Bond Fund                  --      --      --       558      --     269      --       827
Prime Money Market Fund               --      --     210        --      --      --      --       210

During the year ended September 30, 2007, the following Funds had utilized capital loss carryforwards to offset capital gains amounting to:

                                                                         Amount
Fund                                                                      (000)
-------------------------------------------------------------------------------
Large Cap Growth Equity                                                 $ 1,288
High Yield Bond Fund                                                        407
Prime Money Market Fund                                                     193
-------------------------------------------------------------------------------

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2006 through September 30, 2007 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/(depreciation) for tax purposes at March 31, 2008 for each of the Equity and Fixed Income Funds were as follows:

                                          Aggregate      Aggregate           Net
                                            Gross          Gross         Unrealized
                               Federal    Unrealized     Unrealized     Appreciation
                              Tax Cost   Appreciation   Depreciation   (Depreciation)
Fund                            (000)       (000)          (000)           (000)
-------------------------------------------------------------------------------------
Large Cap Value Equity       $107,020      $13,996       $ (8,254)        $ 5,742
Large Cap Growth Equity        44,968        7,963         (2,976)          4,987
RCB Small Cap Value            45,141        4,935        (10,009)         (5,074)
Multi-Asset                    22,650          287           (545)           (258)
Corporate Bond                 66,036        1,365           (538)            827
Government Bond                65,562        1,433            (21)          1,412
California Tax Exempt Bond     32,937          345           (235)            110
High Yield Bond                37,716          265         (3,926)         (3,661)

7.   CONCENTRATION OF CREDIT RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

The Multi-Asset Fund may invest in exchange-traded notes ("ETNs") as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Fund will generally invest in ETNs which are linked to commodities indexes. The Fund's investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

CALIFORNIA TAX EXEMPT FUNDS - SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

8.   FUND MERGER

On April 15, 2007, the assets of the Technology Growth Fund were reorganized into the Large Cap Growth Fund. In this merger, 635,779 shares of the Technology Growth Fund were exchanged for 351,181 shares of the Large Cap Growth Fund in a tax-free exchange.

The value of the Technology Growth Fund on April 15, 2007 was $2,920,545. Upon the business combination of such Funds on April 15, 2007, the value of the Technology Growth Fund, which included accumulated realized losses of $1,428,382, and unrealized appreciation of $335,437, combined with the Large Cap Growth Fund was $56,094,352.


                           CNI CHARTER FUNDS | PAGE 65
notes to financial statements
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

9.   CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2008 (Unaudited) and the year ended September 30, 2007 were as follows:

                                        Large Cap Value    Large Cap Growth     RCB Small Cap     Multi-Asset
                                       Equity Fund (000)   Equity Fund (000)   Value Fund (000)   Fund (000)
                                       -----------------   -----------------   ----------------   -----------
                                         2008      2007      2008      2007     2008     2007        2008
--------------------------------------------------------   -----------------   ----------------   -----------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                        1,465     1,943       389     1,265       32       74         979
   Shares Issued from merger(1)            --        --        --       164       --       --          --
   Shares Issued in Lieu of
      Dividends and Distributions         400       433         3         8       55        6           1
   Shares Redeemed                       (942)   (1,531)     (900)     (893)    (119)    (262)         (2)
--------------------------------------------------------   -----------------   ----------------   -----------
      Net Institutional
         Class Transactions               923       845      (508)      544      (32)    (182)        978
========================================================   =================   ================   ===========
   CLASS N:
   Shares Issued                           31       379        61       461        3       20       1,226
   Shares Issued from merger(1)            --        --        --       187       --       --          --
   Shares Issued in Lieu of
      Dividends and Distributions          59        69        --         3       55        5           3
   Shares Redeemed                       (158)     (179)     (169)     (283)     (90)     (78)        (82)
--------------------------------------------------------   -----------------   ----------------   -----------
      Net Class N Transactions            (68)      269      (108)      368      (32)     (53)      1,147
========================================================   =================   ================   ===========
   CLASS R:
   Shares Issued                           --        --        --        --      213      171          --
   Shares Issued in Lieu of
      Dividends and Distributions          --        --        --        --      280       23          --
   Shares Redeemed                         --        --        --        --     (255)    (487)         --
--------------------------------------------------------   -----------------   ----------------   -----------
      Net Class R Transactions             --        --        --        --      238     (293)         --
========================================================   =================   ================   ===========

                                                                             California     High Yield
                                       Corporate Bond   Government Bond   Tax Exempt Bond      Bond
                                         Fund (000)        Fund (000)        Fund (000)     Fund (000)
                                       ---------------  ---------------   ---------------   ------------
                                        2008     2007    2008     2007    2008      2007    2008   2007
------------------------------------------------------  ---------------   ---------------   ------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                         967    1,450   1,358    2,138     412     1,526      85    177
   Shares Issued in Lieu of
      Dividends and Distributions         24       49      34       55      17        33      42     94
   Shares Redeemed                      (633)    (824)   (394)    (572)   (511)     (803)   (212)  (679)
------------------------------------------------------  ---------------   ---------------   ------------
      Net Institutional
         Class Transactions              358      675     998    1,621     (82)      756     (85)  (408)
======================================================  ===============   ===============   ============
   CLASS N:
   Shares Issued                          --       21      68       97      10         6     179    157
   Shares Issued in Lieu of
      Dividends and Distributions          1        2       2        3      --         1      50    100
   Shares Redeemed                       (35)     (52)    (32)     (19)    (59)      (27)    (98)  (236)
------------------------------------------------------  ---------------   ---------------   ------------
      Net Class N Transactions           (34)     (29)     38       81     (49)      (20)    131     21
======================================================  ===============   ===============   ============

(1)   SEE NOTE 8 IN THE NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.


                           CNI CHARTER FUNDS | PAGE 66

--------------------------------------------------------------------------------

                                                                                                                  California
                                                                 Prime                   Government               Tax Exempt
                                                              Money Market              Money Market             Money Market
                                                               Fund (000)                Fund (000)               Fund (000)
                                                        -----------------------   -----------------------   ------------------------
                                                              2008         2007         2008         2007         2008         2007
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                                         1,039,554    1,324,934      314,421      532,859    1,131,674    2,517,017
   Shares Issued in Lieu of
      Dividends and Distributions                            1,744        3,872            2            4           --           --
   Shares Redeemed                                        (930,382)  (1,278,386)    (313,449)    (537,787)  (1,070,744)  (2,512,794)
--------------------------------------------------------------------------------  ------------------------  ------------------------
        Net Institutional
           Class Transactions                              110,916       50,420          974       (4,924)      60,930        4,223
================================================================================  ========================  ========================
   CLASS N:
   Shares Issued                                         1,877,839    2,695,734    3,475,823    5,523,344    1,261,063    2,143,730
   Shares Issued in Lieu of
      Dividends and Distributions                            7,950       12,208       27,732       62,437        5,444       13,108
   Shares Redeemed                                      (1,509,472)  (2,477,866)  (2,729,459)  (5,235,257)  (1,079,205)  (2,092,998)
--------------------------------------------------------------------------------  ------------------------  ------------------------
        Net Class N Transactions                           376,317      230,076      774,096      350,524      187,302       63,840
================================================================================  ========================  ========================
   CLASS S:
   Shares Issued                                           843,109    1,873,534      345,220      775,804      173,165      390,230
   Shares Redeemed                                        (806,747)  (1,577,751)    (337,166)    (686,827)    (202,203)    (318,443)
--------------------------------------------------------------------------------  ------------------------  ------------------------
        Net Class S Transactions                            36,362      295,783        8,054       88,977      (29,038)      71,787
================================================================================  ========================  ========================

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.

10.   NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48,"Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements. "This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.


                           CNI CHARTER FUNDS | PAGE 67
disclosure of fund expenses (UNAUDITED)

--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown do not apply to your specific investment.

                               BEGINNING     ENDING                  EXPENSES
                                ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                 VALUE        VALUE       EXPENSE     DURING
                                10/1/07      3/31/08      RATIOS      PERIOD*
------------------------------------------------------------------------------

------------------------------------------------------------------------------
LARGE CAP VALUE FUND
------------------------------------------------------------------------------

ACTUAL FUND RETURN
Institutional Class            $1,000.00    $  860.20      0.95%       $4.42
Class N                         1,000.00       859.80      1.20%        5.58

HYPOTHETICAL 5% RETURN
Institutional Class            $1,000.00    $1,020.25      0.95%       $4.80
Class N                         1,000.00     1,019.00      1.20%        6.06


                               BEGINNING     ENDING                  EXPENSES
                                ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                 VALUE        VALUE       EXPENSE     DURING
                                10/1/07      3/31/08      RATIOS      PERIOD*
------------------------------------------------------------------------------

------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
------------------------------------------------------------------------------

ACTUAL FUND RETURN
Institutional Class            $1,000.00    $  916.80      0.98%       $4.70
Class N                         1,000.00       915.90      1.23%        5.89

HYPOTHETICAL 5% RETURN
Institutional Class            $1,000.00    $1,020.10      0.98%       $4.95
Class N                         1,000.00     1,018.85      1.23%        6.21

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).


                           CNI CHARTER FUNDS | PAGE 68

--------------------------------------------------------------------------------

                                         BEGINNING     ENDING                  EXPENSES
                                          ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                           VALUE        VALUE       EXPENSE     DURING
                                          10/1/07      3/31/08      RATIOS      PERIOD*
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------

ACTUAL FUND RETURN
Institutional Class                      $1,000.00    $  751.70     1.19%         $5.21
Class N                                   1,000.00       750.80     1.44%          6.30
Class R                                   1,000.00       750.80     1.32%          5.78

HYPOTHETICAL 5% RETURN
Institutional Class                      $1,000.00    $1,019.05     1.19%         $6.01
Class N                                   1,000.00     1,017.80     1.44%          7.26
Class R                                   1,000.00     1,018.40     1.32%          6.66

----------------------------------------------------------------------------------------
MULTI-ASSET FUND
----------------------------------------------------------------------------------------

ACTUAL FUND RETURN
Institutional Class                      $1,000.00    $  976.20     1.37%         $6.73
Class N                                   1,000.00       975.40     1.64%         $8.05

HYPOTHETICAL 5% RETURN
Institutional Class                      $1,000.00    $1,018.15     1.37%         $6.91
Class N                                   1,000.00     1,016.80     1.64%          8.27

----------------------------------------------------------------------------------------
CORPORATE BOND FUND
----------------------------------------------------------------------------------------

ACTUAL FUND RETURN
Institutional Class                      $1,000.00    $1,037.10     0.73%         $3.72
Class N                                   1,000.00     1,036.80     0.98%         $4.99

HYPOTHETICAL 5% RETURN
Institutional Class                      $1,000.00    $1,021.35     0.73%         $3.69
Class N                                   1,000.00     1,020.10     0.98%          4.95

----------------------------------------------------------------------------------------
GOVERNMENT BOND FUND
----------------------------------------------------------------------------------------

ACTUAL FUND RETURN
Institutional Class                      $1,000.00    $1,043.60     0.70%         $3.58
Class N                                   1,000.00     1,042.20     0.95%          4.85

HYPOTHETICAL 5% RETURN
Institutional Class                      $1,000.00    $1,021.50     0.70%         $3.54
Class N                                   1,000.00     1,020.25     0.95%          4.80

----------------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT BOND FUND
----------------------------------------------------------------------------------------

ACTUAL FUND RETURN
Institutional Class                      $1,000.00    $1,016.90     0.50%         $2.52
Class N                                   1,000.00     1,015.50     0.75%          3.78

HYPOTHETICAL 5% RETURN
Institutional Class                      $1,000.00    $1,022.50     0.50%         $2.53
Class N                                   1,000.00     1,021.25     0.75%          3.79

                                         BEGINNING     ENDING                  EXPENSES
                                          ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                           VALUE        VALUE       EXPENSE     DURING
                                          10/1/07      3/31/08      RATIOS      PERIOD*
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
----------------------------------------------------------------------------------------

ACTUAL FUND RETURN
Institutional Class                      $1,000.00    $  959.20     1.00%         $4.90
Class N                                   1,000.00       957.70     1.30%          6.36

HYPOTHETICAL 5% RETURN
Institutional Class                      $1,000.00    $1,020.00     1.00%         $5.05
Class N                                   1,000.00     1,018.50     1.30%          6.56

----------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
----------------------------------------------------------------------------------------

ACTUAL FUND RETURN
Institutional Class                      $1,000.00    $1,019.20     0.58%         $2.93
Class N                                   1,000.00     1,018.10     0.80%          4.04
Class S                                   1,000.00     1,017.10     1.00%          5.04

HYPOTHETICAL 5% RETURN
Institutional Class                      $1,000.00    $1,022.10     0.58%         $2.93
Class N                                   1,000.00     1,021.00     0.80%          4.04
Class S                                   1,000.00     1,020.00     1.00%          5.05

----------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------

ACTUAL FUND RETURN
Institutional Class                      $1,000.00    $1,017.90     0.59%         $2.98
Class N                                   1,000.00     1,016.80     0.81%          4.08
Class S                                   1,000.00     1,015.80     1.01%          5.09

HYPOTHETICAL 5% RETURN
Institutional Class                      $1,000.00    $1,022.05     0.59%         $2.98
Class N                                   1,000.00     1,020.95     0.81%          4.09
Class S                                   1,000.00     1,019.95     1.01%          5.10

----------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
----------------------------------------------------------------------------------------

ACTUAL FUND RETURN
Institutional Class                      $1,000.00    $1,011.20     0.55%         $2.77
Class N                                   1,000.00     1,010.00     0.78%          3.92
Class S                                   1,000.00     1,009.00     0.98%          4.92

HYPOTHETICAL 5% RETURN
Institutional Class                      $1,000.00    $1,022.25     0.55%         $2.78
Class N                                   1,000.00     1,021.10     0.78%          3.94
Class S                                   1,000.00     1,020.10     0. 98%          4.95

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).


                           CNI CHARTER FUNDS | PAGE 69
approval of investment advisory agreements (UNAUDITED)

--------------------------------------------------------------------------------

The Board of Trustees (the "Board") of CNI Charter Funds (the "Trust") is comprised of five Trustees, four of whom are independent of the Trust's investment advisers and sub-advisers (the "Independent Trustees"). In August, 2007, the Board and the Independent Trustees approved amendment of the Trust's advisory agreement (the "Agreement") with City National Asset Management, Inc. ("CNAM") to add the new Multi-Asset Fund series of the Trust (the "Fund").

GENERAL INFORMATION

The following information summarizes the Board's considerations associated with its review of the amended Agreement. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services to be performed by CNAM with respect to the Fund. In considering these matters, the Independent Trustees discussed the approval of the Agreement with management and in private sessions with counsel at which no representatives of CNAM were present.

The Board reviewed extensive materials regarding investment results of CNAM's portfolio managers, advisory fee and expense comparisons, financial information provided by CNAM, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel CNAM proposed would provide investment management and administrative services to the Fund. They also took into account information they received at past Board meetings with respect to these matters.

In deciding to approve amendment of the Agreement, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

CNAM

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services to be provided by CNAM to the Fund, the Board considered a variety of matters, including the background, education and experience of CNAM's key portfolio management and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Fund; and the overall general quality and depth of its organization. The Board also took into account the experience, capability and integrity of its senior management; its investment philosophy and processes; its brokerage, trading and soft dollar practices; its disaster recovery and contingency planning; and its commitment and systems in place with regard to compliance with applicable laws and regulations.

INVESTMENT PERFORMANCE

The Board assessed the performance of City National Bank's Multi-Asset Portfolio ("MAP") separate account product, which was managed using substantially the same investment strategies and personnel as would be used with respect to the Fund. The Board noted that the annual returns of the MAP strategy for the one-, two- and three-year periods ending June 30, 2007 were higher than the returns of the Lipper Flexible Funds category, PIMCO All Asset Fund (a similarly managed fund), Lehman TIPS Index and Consumer Price Index plus 5% (CPI + 5%) benchmark, except for the Lipper Flexible Funds category for the one-year period. The Board determined that CNAM, Inc. would likely be able to provide high quality services to the Fund.

ADVISORY FEES AND FUND EXPENSES

The Board determined that the proposed advisory fee and projected total expenses of the Fund were reasonable. They noted that CNAM did not provide advisory services to clients other than the Trust but that the proposed fee to be charged by CNAM to the Fund was lower than that charged by City National Bank to institutional clients for its MAP strategy.


                           CNI CHARTER FUNDS | PAGE 70

--------------------------------------------------------------------------------

They also noted that the projected "all-in" expense ratios of both classes of the Multi-Asset Fund, which included the expenses of underlying funds, were significantly below the average "all-in" expense ratios of the funds of funds in the Lipper Flexible Funds category.

The Board also considered information prepared by CNAM relating to its projected costs and profits in managing the Fund, as well as the benefits received by CNAM and its affiliates as a result of CNAM's proposed relationship with the Fund, including advisory fees paid to CNAM, fees paid to City National Bank and City National Securities, Inc. for providing certain shareholder servicing and sub-distribution services to the Trust, and the intangible benefits of any favorable publicity arising in connection with the Fund's performance. They also noted that as the Fund would be newly organized, its asset levels would not be so substantial that they could lead to significant economies of scale.

CONCLUSIONS

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the compensation proposed to be paid to CNAM by the Fund pursuant to the Agreement is fair and reasonable in light of the nature and quality of the services to be provided by CNAM to the Fund and its shareholders, and that approval of the amended Agreement was in the best interest of the Fund and its shareholders.


                           CNI CHARTER FUNDS | PAGE 71
notes

--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                THANK YOU

                                for your investment with CNI Charter Funds.
                                We value the trust you have placed in us to help you achieve your financial goals.

--------------------------------------------------------------------------------

      For more information on CNI Charter Funds, including charges and expenses, visit cnicharterfunds.com or call 1-888-889-0799 for a free prospectus. Read it carefully before you invest or send money.

--------------------------------------------------------------------------------

                                               CNI CHARTER FUNDS(SM) [LOGO](R)

                                                               CNI-SA-002-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund 's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.









--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               CNI Charter Funds


By (Signature and Title)*                  /s/ Richard A. Weiss
                                           ---------------------------
                                           Richard A. Weiss, President & CEO

Date May 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Richard A. Weiss
                                           ---------------------------
                                           Richard A. Weiss, President & CEO

Date May 27, 2008

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           ---------------------------
                                           Eric Kleinschmidt, Controller and COO

Date May 27, 2008

* Print the name and title of each signing officer under his or her signature.